                                                          File Number: 333-91784

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-effective Amendment Number
                                                      ---


                      Post-effective Amendment Number  18


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                            VARIABLE ANNUITY ACCOUNT
              (formerly Minnesota Mutual Variable Annuity Account)
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

             400 Robert Street North, St. Paul, Minnesota 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
               (Depositor's Telephone Number, Including Area Code)

                             Dwayne C. Radel, Esq.
                       Senior Vice President and General
                                    Counsel
                        Minnesota Life Insurance Company
                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

       immediately upon filing pursuant to paragraph (b)
   ---

       on (date) pursuant to paragraph (b) of Rule 485
   ---


       60 days after filing pursuant to paragraph (a)(i)
   ---


    X  on May 1, 2009 pursuant to paragraph (a)(i)
   ---


       75 days after filing pursuant to paragraph (a)(ii)
   ---

       on (date) pursuant to paragraph (a)(ii) of Rule 485.
   ---


If appropriate, check the following box:

       this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.




                      TITLE OF SECURITIES BEING REGISTERED
                           Variable Annuity Contracts

                            Variable Annuity Account

                       Cross Reference Sheet to Prospectus


Form N-4

Item Number         Caption in Prospectus
     1.             Cover Page

     2.             Special Terms and How To Contact Us

     3.             An Overview of Contract Features

     4.             Condensed Financial Information; Performance Data -
                    Appendix A

     5.             General Information

     6.             Contract Charges and Fees

     7.             Description of the Contract

     8.             Annuitization Benefits and Options

     9.             Death Benefits

    10.             Description of the Contract; Purchase Payments, Purchase
                    Payments and Value of the Contract; Contract Charges and
                    Fees - Contingent Deferred Sales Charge.

    11.             Description of the Contract; Redemptions, Withdrawals and
                    Surrender

    12.             Federal Tax Status

    13.             Not Applicable

    14.             Table of Contents of the Statement of Additional
                    Information

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

MultiOption Advisor
Variable Annuity Contract
Minnesota Life Insurance Company
[MINNESOTA LIFE LOGO]
400 Robert Street North - St. Paul, Minnesota 55101-2098 - Telephone: 1-800-362-3141 - http://www.minnesotalife.com

     This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. There are 3 classes available: B Class, C Class and L Class. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.
     This contract is NOT:
     - a bank deposit or obligation
     - federally insured
     - endorsed by any bank or government agency
     You may invest your contract values in our Variable Annuity Account, our General Account, or in the Guarantee Periods of the Guaranteed Term Account.

The Variable Annuity Account invests in the following Fund portfolios:

(ADVANTUS(R) CAPITAL MANAGEMENT LOGO)
Advantus Series Fund, Inc.
- Bond Portfolio -- Class 2 Shares
- Index 400 Mid-Cap Portfolio -- Class 2 Shares
- Index 500 Portfolio -- Class 2 Shares
- International Bond Portfolio -- Class 2 Shares
- Money Market Portfolio
- Mortgage Securities Portfolio -- Class 2 Shares
- Real Estate Securities Portfolio -- Class 2 Shares


(AMERICAN CENTURY INVESTMENTS LOGO)
AIM Variable Insurance Funds
- AIM V.I. Basic Balanced Fund -- Series II Shares
- AIM V.I. Capital Appreciation Fund -- Series II Shares
- AIM V.I. Core Equity Fund -- Series II Shares
- AIM V.I. Small Cap Equity Fund -- Series II Shares


(ALLIANCE BERNSTEIN LOGO)
AllianceBernstein Variable Products
Series Fund, Inc.
- International Value Portfolio -- Class B Shares


(AMERICAN CENTURY INVESTMENTS LOGO)
American Century Variable Portfolios, Inc.
- VP Income & Growth Fund -- Class II Shares
- VP Ultra(R) Fund -- Class II Shares
- VP Value Fund -- Class II Shares
American Century Variable Portfolios II, Inc.
- VP Inflation Protection Fund -- Class II Shares


(FIDELITY INVESTMENTS(R) LOGO)
Fidelity(R) Variable Insurance Products Funds
- Contrafund(R) Portfolio -- Service Class 2 Shares
- Equity-Income Portfolio -- Service Class 2 Shares
- High Income Portfolio -- Service Class 2 Shares
- Mid Cap Portfolio -- Service Class 2 Shares

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)
Franklin Templeton Variable Insurance
Products Trust
- Franklin Large Cap Growth Securities Fund -- Class 2 Shares
- Franklin Small Cap Value Securities Fund -- Class 2 Shares
- Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares
- Mutual Shares Securities Fund -- Class 2 Shares
- Templeton Developing Markets Securities Fund -- Class 2 Shares


(IBBOTSON ETF  LOGO)
Financial Investors Variable Insurance Trust
- Ibbotson Aggressive Growth ETF Asset Allocation Portfolio -- Class II Shares*
- Ibbotson Balanced ETF Asset Allocation Portfolio -- Class II Shares*
- Ibbotson Conservative ETF Asset Allocation Portfolio -- Class II Shares*
- Ibbotson Growth ETF Asset Allocation Portfolio -- Class II Shares*
- Ibbotson Income and Growth ETF Asset Allocation Portfolio -- Class II Shares*
* These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See the section entitled "An Overview of Contract Features -- The Portfolios" for additional information.

(W&R TARGET FUNDS WADDELL & REED LOGO)

Ivy Funds Variable Insurance Portfolios, Inc.


- Ivy Funds VIP Asset Strategy


- Ivy Funds VIP Balanced


- Ivy Funds VIP Core Equity


- Ivy Funds VIP Global Natural Resources


- Ivy Funds VIP Growth


- Ivy Funds VIP International Growth


- Ivy Funds VIP International Value


- Ivy Funds VIP Micro Cap Growth


- Ivy Funds VIP Mid Cap Growth


- Ivy Funds VIP Science and Technology


- Ivy Funds VIP Small Cap Growth


- Ivy Funds VIP Small Cap Value


- Ivy Funds VIP Value


(JANUS CAPITAL GROUP LOGO)
Janus Aspen Series
- Balanced Portfolio -- Service Shares
- Forty Portfolio -- Service Shares


- Overseas Portfolio -- Service Shares


- Perkins Mid Cap Value Portfolio -- Service Shares



(MFS(SM) INVESTMENT MANAGEMENT(R) LOGO)
MFS (R) Variable Insurance Trust (sm)
- Investors Growth Stock Series -- Service Shares
- Mid Cap Growth Series -- Service Shares
- New Discovery Series -- Service Shares
- Value Series -- Service Shares


(NEUBERGER BERMAN LOGO)
Neuberger Berman Advisers Management Trust
- Neuberger Berman AMT Socially Responsive Portfolio -- S Class Shares


(OPPENHEIMER FUNDS(R) THE RIGHT WAY TO INVEST LOGO)
Oppenheimer Variable Account Funds
- Capital Appreciation Fund/VA -- Service Shares
- High Income Fund/VA -- Service Shares
- Main Street Small Cap Fund(R)/VA -- Service Shares

Panorama Series Fund, Inc.
- International Growth Fund/VA -- Service Shares


(PUTNAM INVESTMENTS LOGO)
Putnam Variable Trust

- Putnam VT Equity Income Fund -- Class IB Shares

- Putnam VT Growth and Income Fund -- Class IB Shares
- Putnam VT International Equity Fund -- Class IB Shares
- Putnam VT New Opportunities Fund -- Class IB Shares


- Putnam VT Voyager Fund -- Class IB Shares
(VAN KAMPEN INVESTMENTS LOGO)
The Universal Institutional Funds, Inc.

- Van Kampen UIF Emerging Markets Equity Portfolio -- Class II Shares


- Van Kampen UIF U.S. Mid Cap Value Portfolio -- Class II Shares

Van Kampen Life Investment Trust

- Capital Growth Portfolio -- Class II Shares

- Comstock Portfolio -- Class II Shares
- Growth and Income Portfolio -- Class II Shares

     Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s) ("Portfolio(s)") you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.

     This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling: 1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


     THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION
     IS: MAY 1, 2009.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.

                                TABLE OF CONTENTS





SPECIAL TERMS........................    1
HOW TO CONTACT US....................    3
AN OVERVIEW OF CONTRACT FEATURES.....    4
CONTRACT CHARGES AND EXPENSES........    8
CONDENSED FINANCIAL INFORMATION AND
  FINANCIAL STATEMENTS...............   13
DESCRIPTION OF THE CONTRACT..........   18
  Right of Cancellation or "Free
     Look"...........................   19
  1035 Exchanges or Replacements.....   19
  Purchase Payments..................   19
  Automatic Purchase Plan............   20
  Purchase Payment Allocation
     Options.........................   20
  Focused Portfolio Strategies or
     Models..........................   20
  Transfers..........................   21
  Market Timing and Disruptive
     Trading.........................   22
  Systematic Transfer Arrangements...   23
     Automatic Portfolio
       Rebalancing...................   23
     Dollar Cost Averaging...........   24
  Purchase Payments and Value of the
     Contract........................   25
     Crediting Accumulation Units....   25
     Value of the Contract...........   25
     Accumulation Unit Value.........   26
  Net Investment Factor for Each
     Valuation Period................   26
  Redemptions, Withdrawals and
     Surrender.......................   26
  Modification and Termination of the
     Contract........................   27
  Assignment.........................   27
  Deferment of Payment...............   28
  Confirmation Statements and
     Reports.........................   28
CONTRACT CHARGES AND FEES............   28
  Deferred Sales Charge..............   28
  Nursing Home or Terminal Illness
     Waiver..........................   30
  Unemployment Waiver................   31
  Mortality and Expense Risk Charge..   31
  Administrative Charge..............   31
  Annual Maintenance Fee.............   32
  Optional Contract Rider Charges....   32
  Premium Taxes......................   34
  Transfer Charges...................   34
  Market Value Adjustment............   34
  Underlying Portfolio Charges.......   34
ANNUITIZATION BENEFITS AND OPTIONS...   34
  Annuity Payments...................   34
  Electing the Retirement Date and
     Annuity Option..................   35
  Annuity Options....................   36
  Calculation of Your First Annuity
     Payment.........................   37
  Amount of Subsequent Variable
     Annuity Payments................   38
  Value of the Annuity Unit..........   38
  Transfers after you have Annuitized
     your Contract...................   38
DEATH BENEFITS.......................   39
  Before Annuity Payments Begin......   39
  Optional Death Benefits............   40
     Highest Anniversary Value Death
       Benefit Option................   40
     5% Death Benefit Increase
       Option........................   42
     Premier Death Benefit Option....   44
     Estate Enhancement Benefit (EEB)
       Option........................   45
  Death Benefits After Annuity
     Payments Begin..................   47
OTHER CONTRACT OPTIONS (LIVING
  BENEFITS)..........................   47
  Guaranteed Income Provider Benefit
     (GIPB) Option...................   47
  Guaranteed Minimum Withdrawal
     Benefit (GMWB) Option...........   50
  Guaranteed Lifetime Withdrawal
     Benefit (GLWB) Option...........   54
  Guaranteed Lifetime Withdrawal
     Benefit II-Single (GLWB II-
     Single) Option..................   60
  Guaranteed Lifetime Withdrawal
     Benefit II-Joint (GLWB II-Joint)
     Option                             67
GENERAL INFORMATION..................   74
  The Company -- Minnesota Life
     Insurance Company...............   74
  The Separate Account -- Variable
     Annuity Account.................   75



  Changes to the Separate
     Account -- Additions, Deletions
     or Substitutions................   75
  Compensation Paid for the Sale of
     Contracts.......................   76
  Payments Made by Underlying Mutual
     Funds...........................   78
  The General Account and the
     Guaranteed Term Account.........   79
VOTING RIGHTS........................   81
FEDERAL TAX STATUS...................   82
PERFORMANCE DATA.....................   89
STATEMENT OF ADDITIONAL INFORMATION..   89
APPENDIX A -- CONDENSED FINANCIAL
  INFORMATION AND FINANCIAL
  STATEMENTS.........................  A-1
APPENDIX B -- ILLUSTRATION OF
  VARIABLE ANNUITY VALUES............  B-1
APPENDIX C -- TYPES OF QUALIFIED
  PLANS..............................  C-1
APPENDIX D -- EXAMPLES OF THE
  GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT OPTION.....................  D-1
APPENDIX E -- EXAMPLES OF THE
  GUARANTEED LIFETIME WITHDRAWAL
  BENEFIT OPTION.....................  E-1
APPENDIX F -- EXAMPLES OF THE
  GUARANTEED LIFETIME WITHDRAWAL
  BENEFIT II -- SINGLE AND JOINT
  OPTIONS............................  F-1

SPECIAL TERMS



As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.

Annuitant:  the person who may receive lifetime benefits under the contract.

Annuity: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

Annuity Unit: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

Assumed Investment Return: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

Annuity Commencement Date: the date on which annuity payments are elected to begin. This may be the maturity date or a date you select prior to the maturity date.

Code:  the Internal Revenue Code of 1986, as amended.

Commuted Value: the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

Contract Anniversary: the same day and month as the contract date for each succeeding year of this contract.

Contract Date: the effective date of this contract. It is also the date from which we determine contract anniversaries and contract years.

Contract Owner: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

Contract Value: the sum of your values in the variable annuity account, the general account, and/or the guaranteed period(s) of the guaranteed term account.

Contract Year: a period of one year beginning with the contract date or a contract anniversary.

Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.

General Account: all of our assets other than those held in our other separate accounts.

Guarantee Period: a period of one or more years, for which the current interest rate is guaranteed.

Guaranteed Term Account: a non-unitized separate account providing guarantee periods of different lengths. Amounts allocated to the guarantee periods of the guaranteed term account are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.

Market Value Adjustment ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.


Maturity Date: the date this contract matures. The maturity date will be the first of the month following the later of: (a) the Annuitant's 85(th) birthday; or (b) ten years after the contract date, unless otherwise agreed to by us.


Net Investment Factor: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

Plan: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

Portfolio(s): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub-account of the variable annuity account invests in a different portfolio. Currently these include the portfolios shown on the cover page of this Prospectus.

Purchase Payments: amounts paid to us under your contract in consideration of the benefits provided.

Separate Account: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

Sub-Account: a division of the variable annuity account. Each sub-account invests in a different portfolio.

Valuation Date or Valuation Days:  each date on which a portfolio is valued.

Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

Variable Annuity Account: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the contract owner.

HOW TO CONTACT US

     At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

     Visit our On-line Service Center 24 hours a day, 7 days a week at www.minnesotalife.com. Our On-line Service Center offers access to:
(WWW LOGO)

- Account values

- Variable investment performance

- Interest rates (when applicable)

- Service forms

- Beneficiary information

- Transactions to transfer among investment options or change your allocation percentage

- Contribution and transaction history

MINNESOTA LIFE'S ANNUITY SERVICE LINE
(TELEPHONE LOGO)
- Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time during normal business days.

BY MAIL
(MAIL LOGO)
- For purchase payments sent by regular mail:
Minnesota Life
Annuity Services
P.O. Box 64628
St. Paul, MN 55164-0628

- All other service requests, inquiries and overnight express mail should be sent to:
    Annuity Services A3-9999
    400 Robert Street North
    St. Paul, MN 55101-2098

       - To receive a current copy of the MultiOption Advisor Variable Annuity Statement of Additional Information (SAI) without charge, call 1-800-362-3141, or complete and detach the following and send it to:
           Minnesota Life Insurance Company
           Annuity Services
           400 Robert Street North
           St. Paul, MN 55101-2098

           Name -----------------------------------------

           Address ---------------------------------------

           City ----------- State ------- Zip --------------------------------

           AN OVERVIEW OF CONTRACT FEATURES



           ANNUITY CONTRACTS

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one in which annuity payments begin right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract delays your annuity payments until a later date. During this deferral period, also known as the accumulation period, your annuity purchase payments and any earnings accumulate on a tax deferred basis.

TYPE OF CONTRACT

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify.

This Prospectus describes three different contracts, which are referred to as "classes". There are generally 3 classes available: B Class, C Class and L Class. The primary differences are the deferred sales charge and expenses you pay. Unless otherwise stated the product features are the same for each class. Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY. Your contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free Look". Charges that apply to your contract may be found in the section titled "Contract Charges and Fees". State variations of certain features may exist and a particular contract class may not be available in every state. In addition, we may offer other variable annuity contracts which could be more or less expensive, or have different benefits from these contracts. See your registered representative for more information and to help determine if this product is right for you.

PURCHASE PAYMENTS:*
     Initial Minimum                       B Class      $10,000
                                                        $2,000 for IRAs and qualified plans
                                           C Class      $25,000 for all contract and plan
                                                        types
                                           L Class      $25,000 for all contract and plan
                                                        types
     Subsequent payment minimum                         $500
     (B, C and L Class)                                 ($100 for automatic payment plans)
     * Please note: If you intend to use this contract as part of a qualified retirement plan or IRA, the qualified plan or IRA may have contribution minimums which are different that those that apply to this contract. In addition, you will receive no additional benefit from the tax deferral feature of the annuity since the retirement plan or IRA is already tax deferred. You should consult your tax advisor to ensure that you meet all of the requirements and limitations, and to be sure this contract is appropriate to your situation.

INVESTMENT OPTIONS:
     Fixed Account                                      Minnesota Life General Account
     Guaranteed Term Account                            3 year guarantee period*
                                                        5 year guarantee period*
                                                        7 year guarantee period*
                                                        10 year guarantee period*

     Variable Annuity Account                           See the list of portfolios on the
                                                        cover page
     * Subject to market value adjustment on early withdrawal -- see "General Information
       Section" for additional details. The 3 year period is not currently available.
WITHDRAWALS:
     Minimum withdrawal amount                          $250
     (Withdrawals and surrenders may be subject to deferred sales charges and/or market value adjustment depending upon how your contract value is allocated.)


In certain cases the deferred sales charge ("DSC") is waived on withdrawal or surrender. The following DSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

     - Nursing Home Waiver

     - Terminal Illness Waiver

     - Unemployment Waiver

C Class has no DSC and so these waivers do not apply to C Class. State variations may apply to these waivers. See your representative and the section titled "Contract Charges and Fees" for more details. The DSC is also waived at death and upon annuitization.

DEATH BENEFIT AND OPTIONAL DEATH BENEFITS

Your contract provides a death benefit. The standard death benefit included with the contract is known as the GUARANTEED MINIMUM DEATH BENEFIT. Certain optional death benefits may also be selected and may provide the opportunity for a larger death benefit. The optional death benefits include: the HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION; the 5% DEATH BENEFIT INCREASE (5% DBI) OPTION or the PREMIER DEATH BENEFIT (PDB) OPTION.

In addition, you may also elect the ESTATE ENHANCEMENT BENEFIT (EEB) OPTION. This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract. Please see "Death
Benefits -- Estate Enhancement Benefit (EEB) Option" for complete details.

In order to elect one or more of these optional death benefits you must be less than 76 years old and you may only elect to purchase an optional death benefit when the contract is issued. Once you elect an option it may not be cancelled or terminated. Each of the optional choices has a specific charge associated with it.

ALLOCATION OF CONTRACT VALUES

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or the general account and/or one or more of the guarantee periods of the guaranteed term account. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity.

AVAILABLE ANNUITY OPTIONS

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.




OTHER OPTIONAL RIDERS



Certain other contract options may be available to you for an additional charge. These are sometimes referred to as "living benefits". Only one living benefit may be elected on a contract. When you elect a living benefit rider (except for the Guaranteed Income Provider Benefit) your investment choices will be limited and you must allocate your entire contract value to an asset allocation plan or model approved by us. Each contract option may or may not be beneficial to you depending on your specific circumstances and how you intend to use your contract. For example, if you take withdrawals in excess of the annual guaranteed amount(s) it may adversely effect the benefit of the contract option. These descriptions are brief overviews of the optional riders. Please refer to the section entitled "Other Contract Options" later in the prospectus for a complete description of each rider, its benefits and, its limitations and restrictions. Each rider also has a charge that applies to it. The charges are discussed in the section titled "Optional Contract Rider Charges".


GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)


This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life, regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the (GWB) is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.



This optional rider differs, in part, from either of the GLWB II riders (single or joint) below in that the GAI amount is based on the age of the oldest contract owner and has a range of 4.0% to 6.0%; while the GLWB II riders have a set GAI amount of 5.0%.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE)

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT)


This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives", (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59th birthday of the youngest designated life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of both designated lives, or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)


This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.


GUARANTEED INCOME PROVIDER BENEFIT (GIPB)


This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT RECEIVE THE BENEFIT OF THIS OPTION, AND THEREFORE THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. ONCE YOU ELECT THIS CONTRACT OPTION YOU MAY NOT CHANGE OR TERMINATE THE OPTION. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

CONTRACT CHARGES AND EXPENSES



The following contract expense information is intended to illustrate the expenses of the MultiOption Advisor variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses


SALES LOAD IMPOSED ON PURCHASES

(as a percentage of purchase payments)                              None




DEFERRED SALES CHARGE

(as a percentage of each purchase payment)



                  CONTRACT YEARS SINCE PAYMENT    B CLASS    C CLASS    L CLASS
                  ----------------------------    -------    -------    -------
                               0-1                   7%        None        7%
                               1-2                   7%                    7%
                               2-3                   6%                    6%
                               3-4                   6%                    6%
                               4-5                   5%                    0%
                               5-6                   4%                    0%
                               6-7                   3%                    0%
                        7 and thereafter             0%                    0%
SURRENDER FEES                                      None       None       None
TRANSFER FEE*
  Maximum Charge                                    $10*       $10*       $10*
  Transfer
     Charge                                         None       None       None


* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio company fees and expenses.

                                            B CLASS     C CLASS    L CLASS
                                            -------     -------    -------
ANNUAL MAINTENANCE FEE**                      $30         None       None


** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

Before Annuity Payments Commence

BASE CONTRACT SEPARATE ACCOUNT CHARGES

                                                              B CLASS    C CLASS    L CLASS
                                                              -------    -------    -------
Mortality and Expense Risk Fee                                 1.05%      1.40%      1.35%
Administrative Fee                                             0.15%      0.15%      0.15%
Total Base Contract Separate Account Annual Expenses (No
  Optional Riders)                                             1.20%      1.55%      1.50%


OPTIONAL DEATH BENEFIT SEPARATE ACCOUNT CHARGES

                                            TOTAL CHARGE:      TOTAL CHARGE:      TOTAL CHARGE:
                                           DEATH BENEFIT +    DEATH BENEFIT +    DEATH BENEFIT +
                                            BASE CONTRACT      BASE CONTRACT      BASE CONTRACT
                                               B CLASS            C CLASS            L CLASS
                                           ---------------    ---------------    ---------------
Highest Anniversary (HAV) Death Benefit
  Charge 0.15%                                  1.35%              1.70%              1.65%
5% Death Benefit (5%DBI) Increase
  Charge 0.25%                                  1.45%              1.80%              1.75%
Premier Death Benefit (PDB)
  Charge 0.35%                                  1.55%              1.90%              1.85%


OTHER OPTIONAL SEPARATE ACCOUNT CHARGES

                                           TOTAL CHARGE:      TOTAL CHARGE:      TOTAL CHARGE:
                                          OPTION CHARGE +    OPTION CHARGE +    OPTION CHARGE +
                                           BASE CONTRACT      BASE CONTRACT      BASE CONTRACT
                                              B CLASS            C CLASS            L CLASS
                                          ---------------    ---------------    ---------------
Estate Enhancement Benefit (EEB)
  Charge 0.25%                                 1.45%              1.80%              1.75%
Guaranteed Income Provider Benefit
  (GIPB) Charge 0.50%                          1.70%              2.05%              2.00%


MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS
Base Contract+PDB+EEB+GIPB                     2.30%              2.65%              2.60%


(Does not include the GMWB, GLWB, or either GLWB II options because the charges that apply are not separate account charges.)

OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE (APPLIES TO B, C AND L CLASS)

 ----------------------------------------------------------------------------
Guaranteed Minimum Withdrawal       Maximum possible charge
  Benefit                                                               1.00%
(GMWB) Charge(1)                    Current benefit charge              0.50%
 ----------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal      Maximum possible charge
  Benefit                                                               0.60%
(GLWB) Charge(2)                    Current benefit charge              0.60%
 ----------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal      Maximum possible charge
  Benefit II-                                                           1.00%
Single (GLWB II-Single) Charge(3)   Current benefit charge              0.60%
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal      Maximum possible charge
  Benefit II-                                                           1.15%
Joint (GLWB II-Joint) Charge(4)     Current benefit charge              0.75%
 ----------------------------------------------------------------------------
 ----------------------------------------------------------------------------


(1) The current annual charge for this option is equal to 0.50% times the Guaranteed Withdrawal Benefit (GWB) amount The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. Please see the GMWB section of the prospectus for a detailed discussion of charges and formulas used to calculate these amounts. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GLWB, or either GLWB II.

(2) The annual charge for this option is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one-quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB section of the prospectus for details. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, or either GLWB II.

(3) The annual charge for this option is equal to 0.60% of the greater of the contract value, or the Guaranteed Withdrawal Benefit (GWB) amount deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Single is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one-quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB II-Single section of the prospectus for details. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Joint.

(4) The annual charge for this option is equal to 0.75% of the greater of the contract value or the Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Joint is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one-quarter of the annual GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB II-Joint section of the prospectus for details. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Single.

The next item shows the minimum and maximum total operating expenses charged by the portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the portfolios fees and expenses is contained in the prospectus for each portfolio.

                                                                  MINIMUM     MAXIMUM
                                                                  -------     -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(1)
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and
other expenses)                                                    0.46%     44.96%(2)


(1) The table showing the range of expenses for the portfolios takes into account the expenses of the Ibbotson ETF Asset Allocation Portfolios, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other funds, in this case exchange traded funds or ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the portfolio expenses, we have taken into account the information received from Ibbotson on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by an Ibbotson ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Ibbotson ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.

(2) The maximum Total Annual Portfolio Company Operating Expense shown above is before any fee waivers or expense reimbursements. The fee waiver and expense reimbursement through December 31, 2007 was 44.05%, resulting in a net annual portfolio company operating expense of 0.91% for the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio. The Adviser and Subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Annual Portfolio Company Operating Expenses, excluding acquired fund fees and expenses and extraordinary expenses, do not exceed a maximum of 0.73% of Class II shares average daily net assets through April 30, 2009. The addition of excluded expenses may cause the Portfolio's Total Annual Portfolio Company Operating Expenses to exceed the maximum amounts of 0.73% for Class II agreed to by the Adviser and Subadviser. Please see the Ibbotson ETF Allocation Series prospectuses for additional information.

State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" section for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company fees and expenses.

Please note:

     - You may only elect one living benefit on the contract.

     - You may not elect the 5% Death Benefit Increase or the Premier Death Benefit with GMWB, GLWB, GLWB II-Single or GLWB II-Joint.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The Example is shown using both the least expensive portfolio (Minimum Fund Expenses) and the most expensive portfolio (Maximum Fund Expenses) before reimbursements, with the most expensive contract design over the time period:

     - Base + HAV + EEB + GLWB II-Joint

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                       IF YOU SURRENDERED YOUR CONTRACT AT      IF YOU ANNUITIZE AT THE END OF THE
                                                       THE                       AVAILABLE TIME PERIOD OR YOU DO
                                        END OF THE APPLICABLE TIME PERIOD          NOT SURRENDER YOUR CONTRACT
                                      -------------------------------------   -------------------------------------
                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                      ------   -------   -------   --------   ------   -------   -------   --------
B CLASS
  MAXIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-
     Joint.........................   $4,372    $7,751    $8,878    $8,791    $3,672    $7,151    $8,378    $8,791
  MINIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-
     Joint.........................   $  987    $1,567    $2,187    $3,679    $  287    $  967    $1,687    $3,679
C CLASS
  MAXIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-
     Joint.........................   $3,689    $7,156    $8,366    $8,763    $3,689    $7,156    $8,366    $8,763
  MINIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-
     Joint.........................   $  319    $1,065    $1,850    $3,994    $  319    $1,065    $1,850    $3,994
L CLASS
  MAXIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-
     Joint.........................   $4,386    $7,755    $8,368    $8,767    $3,686    $7,155    $8,368    $8,767
  MINIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-
     Joint.........................   $1,014    $1,650    $1,825    $3,947    $  314    $1,050    $1,825    $3,947



Note: In the above example, it is assumed that the maximum possible charge applies for the optional benefit. The GLWB II-Joint option has a reset annually that could increase the rider charge. Therefore, the maximum possible rider charge is used starting at the first annual reset in the example above. If the rider charge did not actually increase, then your expenses would be less than those shown in the example. In addition, the example that follows this notes shows the expenses you would incur using the Maximum Fund Expenses after the expense reimbursement is applied.

Based on Ibbotson Aggressive Growth ETF after waivers or reductions:

                                       IF YOU SURRENDERED YOUR CONTRACT AT      IF YOU ANNUITIZE AT THE END OF THE
                                                       THE                       AVAILABLE TIME PERIOD OR YOU DO
                                        END OF THE APPLICABLE TIME PERIOD          NOT SURRENDER YOUR CONTRACT
                                      -------------------------------------   -------------------------------------
                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                      ------   -------   -------   --------   ------   -------   -------   --------
B CLASS
  MAXIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-
     Joint.........................   $1,031    $1,701    $2,408    $4,106    $  331    $1,101    $1,908    $4,106
C CLASS
  MAXIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-
     Joint.........................   $  364    $1,198    $2,067    $4,406      $364    $1,198    $2,067    $4,406
L CLASS
  MAXIMUM FUND EXPENSES
  Base + HAV + EEB + GLWB II-
     Joint.........................   $1,059    $1,783    $2,043    $4,361      $359    $1,183    $2,043    $4,361



Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

After Annuity Payments Commence

The next section shows the fees and charges that apply to your contract after you have annuitized it.

SEPARATE ACCOUNT BASED CHARGES                   B CLASS           C CLASS           L CLASS
------------------------------                   -------           -------           -------
Mortality and Expense Risk Fee                    1.20%             1.20%             1.20%
Administrative Fee                                0.15%             0.15%             0.15%
Total Base Contract Separate Account
  Annual
Expenses (No Optional Riders)                     1.35%             1.35%             1.35%
Optional Death Benefit Separate Account      Not Applicable    Not Applicable    Not Applicable
  Charges
Other Optional Separate Account Charges      Not Applicable    Not Applicable    Not Applicable



OTHER CHARGES                                    B CLASS           C CLASS           L CLASS
-------------                                    -------           -------           -------
Other Optional Benefit Charges taken from
  Contract Value                             Not Applicable    Not Applicable    Not Applicable

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS



The financial history of each sub-account may be found in the appendix under the heading "Condensed Financial Information and Financial Statements". The complete financial statements of the variable annuity account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the portfolios, their investment adviser and/or investment sub-adviser, and investment objective. Prospectuses for the portfolios contain more detailed information about each portfolio, including discussion of the portfolio's investment techniques and risks associated with its investments. No assurance can be given that a portfolio will achieve its investment objective. YOU SHOULD CAREFULLY READ THESE PROSPECTUSES BEFORE INVESTING IN THE CONTRACT. Please contact us to receive a copy of the portfolio prospectuses.



                                       INVESTMENT                        INVESTMENT
          FUND NAME                      ADVISER                         OBJECTIVE
          ---------                    ----------                        ----------
ADVANTUS SERIES FUND, INC.
 Bond Portfolio -- Class 2    Advantus Capital Management,  Seeks as high a level of a long-
  Shares                      Inc.                          term total rate of return as is
                                                            consistent with prudent investment
                                                            risk. The Portfolio also seeks
                                                            preservation of capital as a
                                                            secondary objective.
 Index 400 Mid-Cap            Advantus Capital Management,  Portfolio seeks investment results
  Portfolio -- Class 2        Inc.                          generally corresponding to the
  Shares                                                    aggregate price and dividend
                                                            performance of the publicly traded
                                                            common stocks that comprise the
                                                            Standard & Poor's 400 MidCap Index
                                                            (the S&P 400).
 Index 500 Portfolio --       Advantus Capital Management,  Seeks investment results that
  Class 2 Shares              Inc.                          correspond generally to the price
                                                            and yield performance of the common
                                                            stocks included in the Standard &
                                                            Poor's 500 Composite Stock Price
                                                            Index (the S&P 500).
 International Bond           Advantus Capital Management,  Seeks to maximize current income,
  Portfolio -- Class 2        Inc.                          consistent with the protection of
  Shares                      Sub-Adviser: Franklin         principal.
                              Advisers, Inc.
 Money Market Portfolio       Advantus Capital Management,  Seeks maximum current income to the
                              Inc.                          extent consistent with liquidity
                                                            and the preservation of capital.
 Mortgage Securities          Advantus Capital Management,  Seeks a high level of current
  Portfolio -- Class 2        Inc.                          income consistent with prudent
  Shares                                                    investment risk.
 Real Estate Securities       Advantus Capital Management,  Seeks above average income and
  Portfolio -- Class 2        Inc.                          long-term growth of capital.
  Shares

                                       INVESTMENT                        INVESTMENT
          FUND NAME                      ADVISER                         OBJECTIVE
          ---------                    ----------                        ----------
 AIM VARIABLE INSURANCE
  FUNDS
 AIM V.I. Basic Balanced      Invesco AIM Advisors, Inc.    The fund's investment objective is
  Fund -- Series II Shares                                  long-term growth of capital and
                                                            current income. The investment
                                                            objective of the fund may be
                                                            changed by the Board of Trustees
                                                            (the Board) without shareholder
                                                            approval.
 AIM V.I. Capital             Invesco AIM Advisors, Inc.    The fund's investment objective is
  Appreciation                                              growth of capital. The investment
  Fund -- Series II Shares                                  objective of the fund may be
                                                            changed by the Board of Trustees
                                                            (the Board) without shareholder
                                                            approval.
 AIM V.I. Core Equity         Invesco AIM Advisors, Inc.    The fund's investment objective is
  Fund --  Series II Shares                                 growth of capital. The investment
                                                            objective of the fund may be
                                                            changed by the Board of Trustees
                                                            (the Board) without shareholder
                                                            approval.
 AIM V.I. Small Cap Equity    Invesco AIM Advisors, Inc.    The fund's investment objective is
  Fund -- Series II Shares                                  long-term growth of capital. The
                                                            investment objective of the fund
                                                            may be changed by the Board of
                                                            Trustees (the Board) without
                                                            shareholder approval.



 ALLIANCEBERNSTEIN VARIABLE
  PRODUCTS SERIES FUND, INC.

 International Value          AllianceBernstein L.P.        The Portfolio's investment
  Portfolio -- Class B                                      objective is long-term growth of
  Shares                                                    capital.




 AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC.

 VP Income & Growth           American Century Investment   Seeks capital growth by investing
  Fund -- Class II Shares     Management, Inc.              in common stocks. Income is a
                                                            secondary objective.

 VP Ultra(R) Fund -- Class    American Century Investment   Seeks long-term capital growth.
  II Shares                   Management, Inc.

 VP Value Fund -- Class II    American Century Investment   Seeks long-term capital growth.
  Shares                      Management, Inc.              Income is a secondary objective.



AMERICAN CENTURY VARIABLE
  PORTFOLIOS II, INC.

 VP Inflation Protection      American Century Investment   The fund pursues long-term total
  Fund -- Class II Shares     Management, Inc.              return using a strategy that seeks
                                                            to protect against U.S. inflation.




                                       INVESTMENT                        INVESTMENT
          FUND NAME                      ADVISER                         OBJECTIVE
          ---------                    ----------                        ----------
FIDELITY(R) VARIABLE
  INSURANCE PRODUCTS FUNDS

 Contrafund(R)                Fidelity Management &         Seeks long-term capital
  Portfolio -- Service Class  Research Company              appreciation.
  2 Shares                    FMR Co., Inc.
                              Fidelity Management &
                              Research (U.K.) Inc. (FMR
                              U.K.)
                              Fidelity Research & Analysis
                              Company
                              Fidelity International
                              Investment Advisors (FIIA)
                              Fidelity International
                              Investment Advisors (U.K.)
                              Limited (FIIA (U.K.) L)
                              Fidelity Investments Japan
                              Limited (FIJ)

 Equity-Income                Fidelity Management &         Seeks reasonable income. The fund
  Portfolio -- Service Class  Research Company FMR Co.,     will also consider the potential
  2 Shares                    Inc.                          for capital appreciation. The
                              Fidelity Management &         fund's goal is to achieve a yield
                              Research                      which exceeds the composite yield
                              (U.K.) Inc. (FMR U.K.)        on the securities comprising the
                              Fidelity Research & Analysis  Standard & Poor's 500(SM) Index
                              Company                       (S&P 500(R)).
                              Fidelity International
                              Investment Advisors (FIIA)
                              Fidelity International
                              Investment Advisors (U.K.)
                              Limited (FIIA (U.K.) L)
                              Fidelity Investments Japan
                              Limited (FIJ)

 High Income                  Fidelity Management &         Seeks a high level of content
  Portfolio -- Service Class  Research Company              income, while also considering
  2 Shares                    Sub-Advisor: FMR Co., Inc.,   growth of capital.
                              Fidelity Research & Analysis
                              Company (FRAC), formerly
                              known as Fidelity Management
                              & Research (Far East) Inc.,
                              Fidelity International
                              Investment Advisors (FIIA),
                              Fidelity International
                              Investment Advisors (U.K.)
                              United (FIIA (U.K.)L),
                              Fidelity Investments Japan
                              Limited (FIJ)

 Mid Cap                      Fidelity Management &         Seeks long-term growth of capital.
  Portfolio -- Service Class  Research Company FMR Co.,
  2 Shares                    Inc.
                              Fidelity Management &
                              Research
                              (U.K.) Inc. (FMR U.K.)
                              Fidelity Research & Analysis
                              Company
                              Fidelity International
                              Investment Advisors (FIIA)
                              Fidelity International
                              Investment Advisors (U.K.)
                              Limited (FIIA (U.K.) L)
                              Fidelity Investments Japan
                              Limited (FIJ)




                                       INVESTMENT                        INVESTMENT
          FUND NAME                      ADVISER                         OBJECTIVE
          ---------                    ----------                        ----------

 FRANKLIN TEMPLETON
  VARIABLE INSURANCE
  PRODUCTS TRUST

 Franklin Large Cap Growth    Franklin Advisers, Inc.       The Fund's investment goal is
  Securities Fund -- Class 2                                capital appreciation.
  Shares

 Franklin Small Cap Value     Franklin Advisory Services,   The Fund's investment goal is a
  Securities Fund -- Class 2  LLC                           long-term total return.
  Shares

 Franklin Small-Mid Cap       Franklin Advisers, Inc.       The Fund's investment goal is long-
  Growth Securities                                         term capital growth.
  Fund -- Class 2 Shares

 Mutual Shares Securities     Franklin Mutual Advisers,     The Fund's principal investment
  Fund -- Class 2 Shares      LLC                           goal is capital appreciation. Its
                                                            secondary goal is income.

 Templeton Developing         Templeton Asset Management    The Fund's investment goal is long-
  Markets Securities          Ltd.                          term capital appreciation.
  Fund -- Class 2 Shares




 FINANCIAL INVESTORS
  VARIABLE INSURANCE TRUST
  (IBBOTSON)

 Ibbotson Aggressive Growth   ALPS Advisors, Inc.           Seeks to provide investors with
  ETF Asset Allocation        Sub-Adviser: Ibbotson         capital appreciation.
  Portfolio -- Class II       Associates, Inc.
  Shares

 Ibbotson Balanced ETF        ALPS Advisors, Inc.           Seeks to provide investors with
  Asset Allocation            Sub-Adviser: Ibbotson         capital appreciation and some
  Portfolio -- Class II       Associates, Inc.              current income.
  Shares

 Ibbotson Conservative ETF    ALPS Advisors, Inc.,          Seeks to provide investors with
  Asset Allocation            Sub-Adviser: Ibbotson         current income and preservation of
  Portfolio -- Class II       Associates, Inc.              capital.
  Shares

 Ibbotson Growth ETF Asset    ALPS Advisors, Inc.,          Seeks to provide investors with
  Allocation                  Sub-Adviser: Ibbotson         capital appreciation.
  Portfolio -- Class II       Associates, Inc.
  Shares

 Ibbotson Income and Growth   ALPS Advisors, Inc.,          Seeks to provide investors with
  ETF Asset Allocation        Sub-Adviser: Ibbotson         current income and capital
  Portfolio -- Class II       Associates, Inc.              appreciation.
  Shares




 IVY FUNDS VARIABLE
  INSURANCE PORTFOLIOS, INC.

 Ivy Funds VIP Asset          Waddell & Reed Investment     Seeks high total return over the
  Strategy                    Management Company            long term.

 Ivy Funds VIP Balanced       Waddell & Reed Investment     Seeks, as a primary objective, to
                              Management Company            provide current income to the
                                                            extent that, in the opinion of
                                                            WRIMCO, the Portfolio's investment
                                                            manager, market and economic
                                                            conditions permit. As a secondary
                                                            objective, the Portfolio seeks
                                                            long-term appreciation of capital.

 Ivy Funds VIP Core Equity    Waddell & Reed Investment     Seeks capital growth and income.
                              Management Company

 Ivy Funds VIP Global         Waddell & Reed Investment     Seeks to provide long-term growth.
  Natural Resources           Management Company            Any income realized will be
                              Sub-Adviser:  Mackenzie       incidental.
                              Financial Management Company

 Ivy Funds VIP Growth         Waddell & Reed Investment     Seeks capital growth, with current
                              Management Company            income as a secondary objective.

 Ivy Funds VIP                Waddell & Reed Investment     Seeks, as a primary objective,
  International Growth        Management Company            long-term appreciation of capital.
                                                            As a secondary objective, the
                                                            Portfolio seeks current income.

 Ivy Funds VIP                Waddell & Reed Investment     Seeks long-term capital growth.
  International Value         Management Company
                              Sub-Adviser:  Templeton
                              Investment Counsel, LLC

                                       INVESTMENT                        INVESTMENT
          FUND NAME                      ADVISER                         OBJECTIVE
          ---------                    ----------                        ----------

 Ivy Funds VIP Micro Cap      Waddell & Reed Investment     Seeks long-term capital
  Growth                      Management Company            appreciation.
                              Sub-Adviser:  Wall Street
                              Associates

 Ivy Funds VIP Mid Cap        Waddell & Reed Investment     Seeks to provide growth of your
  Growth                      Management Company            investment.

 Ivy Funds VIP Science and    Waddell & Reed Investment     Seeks long-term capital growth.
  Technology                  Management Company

 Ivy Funds VIP Small Cap      Waddell & Reed Investment     Seeks growth of capital.
  Growth                      Management Company

 Ivy Funds VIP Small Cap      Waddell & Reed Investment     Seeks long-term accumulation of
  Value                       Management Company            capital.

 Ivy Funds VIP Value          Waddell & Reed Investment     Seeks long-term capital
                              Management Company            appreciation.




 JANUS ASPEN SERIES

 Balanced                     Janus Capital Management LLC  Seeks long-term capital growth,
  Portfolio -- Service                                      consistent with preservation of
  Shares                                                    capital and balanced by current
                                                            income.

 Forty Portfolio -- Service   Janus Capital Management LLC  Seeks long-term growth of capital.
  Shares

 Overseas                     Janus Capital Management LLC  Seeks long-term growth of capital.
  Portfolio -- Service
  Shares

 Perkins Mid Cap Value        Janus Capital Management LLC  Seeks capital appreciation.
  Portfolio -- Service        Sub-Adviser:  Perkins
  Shares                      Investment Management LLC




 MFS(R) VARIABLE INSURANCE
  TRUST(SM)

 Investors Growth Stock       Massachusetts Financial       Seek capital appreciation. The
  Series -- Service Shares    Services Company              fund's objective may be changed
                                                            without shareholder approval

 Mid Cap Growth               Massachusetts Financial       Seek capital appreciation. The
  Series -- Service Shares    Services Company              fund's objective may be changed
                                                            without shareholder approval

 New Discovery Series         Massachusetts Financial       Seek capital appreciation. The
  -- Service Shares           Services Company              fund's objective may be changed
                                                            without shareholder approval

 Value Series -- Service      Massachusetts Financial       Seek capital appreciation. The
  Shares                      Services Company              fund's objective may be changed
                                                            without shareholder approval




 NEUBERGER BERMAN ADVISERS
  MANAGEMENT TRUST

 Neuberger Berman AMT         Neuberger Berman Management   Seeks long-term growth of capital
  Socially Responsive         Inc.                          by investing primarily in
  Portfolio -- S Class        Sub-Adviser: Neuberger        securities of companies that meet
  Shares                      Berman, LLC                   the Fund's financial criteria and
                                                            social policy. To pursue this goal,
                                                            the Fund invests mainly in common
                                                            stocks of mid- to large-
                                                            capitalization companies. The Fund
                                                            seeks to reduce risk by investing
                                                            across many different industries.




 OPPENHEIMER VARIABLE
  ACCOUNT FUNDS

 Capital Appreciation         OppenheimerFunds, Inc.        Seeks capital appreciation by
  Fund/VA -- Service Shares                                 investing in securities of well-
                                                            known established companies.

 High Income Fund/VA          OppenheimerFunds, Inc.        Seeks a high level of current
  -- Service Shares                                         income from investment in high-
                                                            yield fixed-income securities.

 Main Street Small Cap        OppenheimerFunds, Inc.        Seeks capital appreciation.
  Fund(R)/VA -- Service
  Shares




                                       INVESTMENT                        INVESTMENT
          FUND NAME                      ADVISER                         OBJECTIVE
          ---------                    ----------                        ----------

 PANORAMA SERIES FUND, INC.

 International Growth         OppenheimerFunds, Inc.        Seeks long-term growth of capital
  Fund/VA -- Service Shares                                 by investing under normal
                                                            circumstances, at least 90% of its
                                                            total assets in equity securities
                                                            of companies wherever located, the
                                                            primary stock market of which is
                                                            outside the United States.




 PUTNAM VARIABLE TRUST

 Putnam VT Equity Income      Putnam Investment             Seeks capital growth and current
  Fund -- Class IB Shares     Management, LLC               income.

 Putnam VT Growth and         Putnam Investment             Seeks capital growth and current
  Income Fund -- Class IB     Management, LLC               income.
  Shares

 Putnam VT International      Putnam Investment             Seeks capital appreciation.
  Equity Fund -- Class IB     Management, LLC
  Shares

 Putnam VT New                Putnam Investment             Seeks long-term capital
  Opportunities               Management, LLC               appreciation.
  Fund -- Class IB Shares

 Putnam VT Voyager Fund --    Putnam Investment             Seeks capital appreciation.
  Class IB Shares             Management, LLC




 THE UNIVERSAL
  INSTITUTIONAL FUNDS, INC.
  (VAN KAMPEN)

 Van Kampen UIF Emerging      Morgan Stanley Investment     Seeks long-term capital
  Markets Equity              Management Inc.               appreciation by investing primarily
  Portfolio -- Class II                                     in growth-oriented equity
  Shares                                                    securities of issues in emerging
                                                            market countries.

 Van Kampen UIF U.S. Mid      Morgan Stanley Investment     Seeks above-average total return
  Cap Value                   Management Inc.               over a market of three to five
  Portfolio -- Class II                                     years by investing in common stocks
  Shares                                                    and other equity securities.




 VAN KAMPEN LIFE INVESTMENT
  TRUST

 Capital Growth               Van Kampen Asset Management   Seek capital appreciation.
  Portfolio -- Class II
  Shares

 Comstock                     Van Kampen Asset Management   Seek capital growth and income
  Portfolio -- Class II                                     through investments in equity
  Shares                                                    securities, including common
                                                            stocks, preferred stocks and
                                                            securities convertible into common
                                                            and preferred stocks.

 Growth and Income            Van Kampen Asset Management   Seek long-term growth of capital
  Portfolio -- Class II                                     and income.
  Shares




DESCRIPTION OF THE CONTRACT


Your contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.


You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. In some states you may be able to purchase the contract through an automated electronic transmission/order ticket verification procedure. Ask your representative about availability and details. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

RIGHT OF CANCELLATION OR "FREE LOOK"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: 400 Robert Street North, St. Paul, Minnesota 55101-2098. If you cancel and return your contract during the "free look period", we will refund to you the amount of your contract value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase payments will be invested in accordance with your allocation instructions during the free look period. You may bear the investment risk for your purchase payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

1035 EXCHANGES OR REPLACEMENTS

If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a "Section 1035 Exchange" or "Replacement", it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest.

PURCHASE PAYMENTS

You choose when to make purchase payments. Your initial purchase payment must be at least equal to the following and must be in U.S. dollars:

B Class     $10,000
            $2,000 for IRAs and Qualified Retirement Plans
C Class     $25,000 for all contract and plan types
L Class     $25,000 for all contract and plan types


We may reduce the initial purchase payment requirement if you purchase this contract through a 1035 exchange or qualified plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial purchase payment for this contract; but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial purchase payment requirement due to market conditions.

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules, applicable to your situation.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which Portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete and in "good order."

Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. Total purchase payments may not exceed $5,000,000, for the same owner or annuitant except with our consent. In addition, total aggregate purchase payments allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not cause the aggregate value of the general account and each of the guarantee periods of the Guaranteed Term Account to exceed $250,000 without our prior consent. Currently we are waiving this limitation up to an aggregate amount of $500,000. For purposes of this limitation, we may aggregate other Minnesota Life annuity contracts with this one. Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any deferred sales charges.

AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your purchase payments may be allocated to a portfolio of the variable annuity account, to our general account or to one or more guarantee period(s) of the guaranteed term account. There is no minimum amount which must be allocated to any of the allocation options. However, you may not allocate more than $250,000, or allocate in such a way as to cause the aggregate amount held in the general account and guarantee periods of the guaranteed term account to exceed $250,000, without our prior consent for B, C or L Class. Currently we are waiving this limitation up to an aggregate amount of $500,000.

FOCUSED PORTFOLIO STRATEGIES OR MODELS

Minnesota Life makes available to contract owners at no additional charge five diversified model portfolios called "Focused Portfolio Strategies or Models" ("model portfolios") that range from conservative to aggressive in investment style. These model portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

Pursuant to an agreement with Minnesota Life, Ibbotson Associates, Inc. ("Ibbotson"), a diversified financial services firm and registered investment adviser, determines the composition of the model portfolios. There is no investment advisory relationship between Ibbotson and contract owners and you should not rely on the model portfolios as providing individualized investment recommendations to you. In the future, Minnesota Life may modify or discontinue its arrangement with Ibbotson, in which case Minnesota Life may contract with another firm to provide similar asset allocation models, or may provide its own asset allocation models.

The following is a brief description of the five model portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the model portfolios. Please talk to him or her if you have additional questions about these model portfolios.

AGGRESSIVE GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 100% in equity investments. The largest of the asset class target allocations are in international equity, large cap value and large cap growth.

GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 80% in equity and 20% in fixed income investments. The largest of the asset class target allocations are in large cap value, international equity, large cap growth and fixed income.

CONSERVATIVE GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 60% in equity and 40% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity and large cap growth.

INCOME portfolio is composed of underlying sub-accounts representing a target allocation of approximately 40% in equity and 60% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity, and large cap growth.

CONSERVATIVE INCOME portfolio is composed of underlying sub-accounts representing a target allocation of approximately 20% in equity and 80% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value and large cap growth.

The target asset allocations of these model portfolios may vary from time to time in response to market conditions and changes in the holdings of the funds in the underlying portfolios. However, this is considered a "static" allocation model. When you elect one of the model portfolios we do not automatically change your allocations among the sub-accounts if the model portfolio's allocation is changed. You must instruct us to change the allocation.

Four of the five model portfolios may be used with the living benefits riders. The Aggressive Growth portfolio may not be used with these benefits. Please see the section that describes the optional benefit you are considering for additional discussion of how the models are required to be used for these benefits.

TRANSFERS

Values may be transferred between the general account, guarantee period(s) of the guaranteed term account and/or between or among the portfolios of the variable annuity account. You may effect transfers or change allocation of future purchase payments by written request, internet (through our on-line service center), or telephone transfer. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We have procedures designed to provide reasonable assurance that telephone or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

There is generally no dollar amount limitation on transfers. Total aggregate transfers allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not cause the aggregate value of the general account and each of the guarantee periods of the Guaranteed Term Account to exceed $250,000 without our prior consent. Currently we are waiving this limitation up to an aggregate amount of $500,000. In addition, transfers from the general account will be limited to a single transfer during any contract year in an amount not to exceed 20% of the general account value at the time of the transfer request. However, in the case of general account values of $1,000 or less, we will allow a one-time transfer of the entire general account value to the portfolios of the variable annuity account or to a guarantee period of the guaranteed term account. (Additional limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".)

No deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single contract year. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please refer to the section "General Information -- The General Account and Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

MARKET TIMING AND DISRUPTIVE TRADING


This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

     - the dollar amount of the transfer(s);

     - whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

     - whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

     - the number of transfers in the previous calendar quarter;

     - whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, contract owners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

SYSTEMATIC TRANSFER ARRANGEMENTS

We offer certain systematic transfer arrangements including rebalancing and dollar cost averaging. You may elect either of these methods to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect both of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If after annuitization the date must range from the 2nd to the 25th day of the month. If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.

     AUTOMATIC PORTFOLIO REBALANCING

     Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.

     Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account.

     If you elect a variable annuitization, the annuitant may instruct us to rebalance the variable sub-accounts. Rebalancing is not available for any portion that is a fixed annuitization.

     The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional

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

     purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

     DOLLAR COST AVERAGING

     Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio. You must instruct us with the date, amount, frequency and the portfolios you wish to be included.

     DCA will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. Although DCA is available for values in the guaranteed term account remember that amounts transferred prior to the end of a guarantee period may be subject to a market value adjustment. DCA is not available after you annuitize.

     You may use DCA to transfer your entire general account value out of the general account over a set period of time. The minimum period of time is 12 months if it is set up on a monthly basis. If set up on a less frequent basis, the minimum period of time is the time period needed to complete 12 transfers, (e.g., quarterly would be over a period of 3 years).

     You may also transfer a specified amount from the general account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.



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PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

     CREDITING ACCUMULATION UNITS

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of money market portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange ("Exchange") (currently, 3:00 p.m., Central
Time), on each day, Monday through Friday, except:

     - days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares;

     - days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio; and

     - customary national business holidays on which the Exchange is closed for trading.

The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to our general account or to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

     VALUE OF THE CONTRACT

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the general account and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

     ACCUMULATION UNIT VALUE

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

     - the value of that accumulation unit on the immediately preceding valuation date by,

     - the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.05% for B Class, 1.35% for L Class and 1.40% for C Class per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional death benefit option the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

     - the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

     - the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

     - the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

     - on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

     - when the withdrawal is requested because of an excess contribution to a tax-qualified contract.

To request a withdrawal or surrender (including 1035 exchanges) you must submit to Annuity Services, a fully completed and signed Minnesota Life surrender or withdrawal form. The form(s) may be sent to us via facsimile. Our FAX number is:
(651) 665-7942. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic


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

withdrawals) will be made from the variable annuity account, the general account and all guarantee periods of the guaranteed term account on a pro-rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections titled; "General
Information -- The General Account" and The "Guaranteed Term Account" for details.

If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

     - no purchase payments are made for a period of two or more full contract years, and

     - the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

     - the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. We will not terminate your contract solely because of poor sub-account performance. If we do elect to terminate your contract under this provision, no deferred sales charge will apply.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

     - neither the annuitant's or your interest may be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and


                                                                         Page 27

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     - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant. You should discuss the tax consequences with your tax advisor.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

     - any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

     - any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

     - other periods the SEC by order permits for the protection of the contract owners.

See the section titled "General Account and Guaranteed Term Account", for additional restrictions on those options.

CONFIRMATION STATEMENTS AND REPORTS

You will receive confirmation statements of any unscheduled purchase payment, transfer, or withdrawal; surrender; and payment of any death benefit. You will also receive quarterly statements with certain contract information. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase payment plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the general account or guarantee periods of the guaranteed term account.

CONTRACT CHARGES AND FEES
DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a deferred sales charge ("DSC") may be deducted. The DSC applies to the total amount withdrawn, including the DSC (see example below). A deferred sales charge of up to 7% may apply to partial withdrawals and surrenders. The DSC will be deducted pro rata from all sub-accounts from which withdrawals are made. This is designed to compensate us for the distribution expenses of the contract. To the extent


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

the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.



The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. It applies only to withdrawal or surrender of purchase payments. The applicable DSC percentage is as shown in the table below:


CONTRACT YEARS SINCE PAYMENT     B CLASS     C CLASS     L CLASS
----------------------------     -------     -------     -------
             0-1                    7%         None         7%
             1-2                    7%                      7%
             2-3                    6%                      6%
             3-4                    6%                      6%
             4-5                    5%                      0%
             5-6                    4%                      0%
             6-7                    3%                      0%
      7 and thereafter              0%                      0%


The amount of the DSC is determined by:

     - calculating the number of years each purchase payment being withdrawn has been in the contract;

     - multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and

     - adding the DSC from all purchase payments so calculated. This amount is then deducted from your contract value.

EXAMPLE Assuming that all amounts to be withdrawn are subject to a DSC in a B Class contract. If the contract owner requests a withdrawal of $1,000, and the applicable sales charge is 7% (because the purchase payment was made within the last 2 years), the contract owner will receive $1,000, the sales charge will be $75.27 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the contract value will equal $1,075.27.

The DSC will not apply to:

     - Amounts withdrawn in any contract year that are less than or equal to the annual "free amount". The free amount shall be equal to 15% of purchase payments not previously withdrawn and received by us during the current contract year plus the greater of: (1) contract value less purchase payments not previously withdrawn as of the most recent contract anniversary; or (2) 15% of the sum of purchase payments not previously withdrawn and still subject to DSC as of the most recent contract anniversary.

     - Amounts withdrawn to pay the annual maintenance fee or any transfer charge.

     - Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

     - Amounts applied to provide annuity payments under an annuity option.

     - Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

     - The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

     - A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

     - A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

     - A surrender or a single withdrawal amount any time after the first contract anniversary if the unemployment waiver applies.

     - Withdrawals in a contract year if less than or equal to the Guaranteed Annual Withdrawal (GAW) if you have purchased the Guaranteed Minimum Withdrawal Benefit option.

     - Withdrawals in the contract year if less than or equal to the Guaranteed Annual Income (GAI) if you have purchased the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit II -- Single or Guaranteed Lifetime Withdrawal Benefit II -- Joint.

     NURSING HOME OR TERMINAL ILLNESS WAIVER

     A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a DSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 60 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is:

          - prescribed by a licensed Physician in writing; and

          - based on physical limitations which prohibit daily living in a non-institutional setting.

     A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a DSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:

          - is diagnosed by a licensed Physician; and

          - is expected to result in death within 12 months.

     For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement or terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

     If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

     If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

     The Nursing Home Waiver is not available in Massachusetts. In Texas and New Jersey there is no one year waiting period for a surrender or withdrawal request due to the owner's


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     confinement in a hospital or medical care facility; or if the owner is diagnosed with a terminal illness.

UNEMPLOYMENT WAIVER

Any time after the first contract anniversary, the DSC will be waived for a single withdrawal from or surrender of your contract if you become unemployed. To qualify for this benefit, you must take the following steps:

     - provide us proof from a state unemployment agency indicating you have been receiving unemployment benefits for at least 60 consecutive days;

     - provide us proof that you were a full-time employee (at least 30 hours per week) on the date your contract was issued; and

     - apply for this benefit within 180 days of receipt of your first unemployment compensation payment.

If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

This waiver may be exercised only one time. It is not available in Texas or Massachusetts.

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the following annual rate of the net asset value during the accumulation period:

     B Class     1.05%
     C Class     1.40%
     L Class     1.35%

During the annuity period the annual rate changes to 1.20% for all contract classes.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of 0.15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract and it applies to all classes of the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is not necessarily a relationship between the amount

                                                                         Page 31

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of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

For B Class contracts, we charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $30 and it will be deducted on each contract anniversary and at surrender of the contract on a pro rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary. This fee does not apply to C Class or L Class contracts.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Deferred Sales Charge (DSC).

Highest Anniversary Value (HAV) Death Benefit Option -- Charge

     - If you purchase the HAV optional death benefit, we will deduct an annual HAV death benefit charge (HAV charge) for expenses related to this optional benefit. The HAV charge is equal to 0.15% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

5% Death Benefit Increase (5% DBI) Option -- Charge

     - If you purchase the 5% DBI optional death benefit, we will deduct an annual 5% DBI death benefit charge for expenses related to this optional benefit. The 5% DBI charge is equal to 0.25% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Premier Death Benefit (PDB) Option -- Charge

     - If you purchase the PDB optional death benefit, we will deduct an annual PDB death benefit charge for expenses related to this optional benefit. The PDB charge is equal to 0.35% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Estate Enhancement Benefit (EEB) Option -- Charge

     - If you purchase the EEB optional benefit, we will deduct an annual EEB benefit charge for expenses related to this optional benefit. The EEB charge is equal to 0.25% annually of the variable contract value and this amount will be deducted from amounts held in the variable annuity account. This charge will also reduce the interest rate available with this option. See the "Other Contract Options -- Estate Enhancement Benefit Option" section of this


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       Prospectus for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Guaranteed Income Provider Benefit (GIPB) Option -- Charge

     - If you purchase the GIPB optional benefit, we will deduct an annual GIPB benefit charge for expenses related to this optional benefit. The GIPB charge is equal to 0.50% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Guaranteed Minimum Withdrawal Benefit (GMWB) Option -- Charge

     - If you purchase the GMWB optional benefit, we will deduct a GMWB benefit charge on a quarterly basis for expenses related to this optional benefit. The current GMWB charge is equal to 0.50% annually multiplied by the Guaranteed Withdrawal Benefit (GWB) amount. The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The maximum possible annual charge will never exceed 1.00% of the GWB amount. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Guaranteed Lifetime Withdrawal Benefit (GLWB) Option -- Charge

     - If you purchase the GLWB optional benefit, we will deduct a GLWB benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB charge is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Guaranteed Lifetime Withdrawal Benefit II-Single (GLWB II-Single)
Option -- Charge

     - If you purchase the GLWB II-Single Life optional benefit, we will deduct a GLWB II-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Single charge is equal to 0.60% of the greater of the contract value or the Guaranteed Withdrawal Benefit
       (GWB) amount, deducted quarterly. The maximum possible charge for the rider is 1.00%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event

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       that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Guaranteed Lifetime Withdrawal Benefit II-Joint (GLWB II-Joint) Option -- Charge

     - If you purchase the GLWB II-Joint Life optional benefit, we will deduct a GLWB II-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Joint charge is equal to 0.75% of the greater of the contract value, or the Guaranteed Withdrawal Benefit (GWB) amount deducted quarterly. The maximum possible charge for the rider is 1.15%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one quarter of the GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted. Transfers currently are free.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See the section titled "The General Account and the Guaranteed Term Account" for a complete description of this charge.

UNDERLYING PORTFOLIO CHARGES

There are deductions from and expenses paid out of the assets of the portfolio companies that are described in the prospectuses of those portfolios.


ANNUITIZATION BENEFITS AND OPTIONS



ANNUITY PAYMENTS



When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. You may also wish to consult with your tax advisor in the event you choose a partial annuitization as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our general account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.



If you choose a variable annuitization, annuity payments are determined by several factors:



a) the Assumed Investment Return (AIR) and mortality table specified in the contract,



b) the age and gender of the annuitant and any joint annuitant,



c) the type of annuity payment option you select, and



d) the investment performance of the portfolios you select.



The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.



When your contract is annuitized, any death benefit or living benefit rider is terminated and you are no longer eligible for any death benefit(s) or living benefit(s) if elected under the contract. However, your beneficiaries may be entitled to any remaining annuity payments, depending on the annuity option used. You should refer to the section of the prospectus describing the specific optional benefit you have elected and the Annuity Options section below for additional information.



Annuitization may provide higher income amounts and/or different tax treatment than payments or withdrawals taken as part of a living benefit. You should consult with your tax advisor, your financial advisor and consider requesting an annuitization illustration before you decide.



ELECTING THE RETIREMENT DATE AND ANNUITY OPTION



You may elect to begin annuity payments immediately or at a future date you specify. If you do not elect to begin annuity payments, annuity payments will begin on the annuity commencement date. You may request a change in the annuity commencement date at any time before the maturity date. You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. The maturity date is the first of the month following the later of:





     - the 85th birthday of the annuitant, or



     - ten years after the date of issue of the contract.



Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled "Federal Tax Status" for a further description of those risks. Some broker-dealers may not allow you to elect an annuity commencement date or extend a maturity date beyond age 95.

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.



ANNUITY OPTIONS



The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, and your entire contract value is in the general account, a fixed annuity will be provided and the annuity option will be a life annuity with cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.



OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.



OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.



OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.



OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the general account(s).



If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.



If you have elected an optional GMWB, GLWB or GLWB II benefit and it is still in effect when you reach the maximum maturity date, we will offer an additional annuity option. For GMWB, this option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW until the GWB is reduced to zero at which point annuity payments will cease. For GLWB and GLWB II, the annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life (or the life of the joint owner or designated life, where applicable). These options will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.



CALCULATION OF YOUR FIRST ANNUITY PAYMENT



The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.



The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.



The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.



If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.



The 4.50% assumed investment return (AIR) used in the variable annuity payment determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.



Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS



The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.



VALUE OF THE ANNUITY UNIT



The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable portfolio(s). It will be determined by multiplying:



(a) the value of the annuity unit for that sub-account for the preceding valuation date by;



(b) the net investment factor for that sub-account for the valuation date for which the annuity unit value is being calculated; and by



(c) a factor that neutralizes the assumed investment return. The initial variable payment is determined by using an assumed investment return (AIR). Because units are determined based on the initial payment, future annuity unit values must adjust out the AIR performance and substitute in the performance of the portfolio(s).



TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT



After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.



There are restrictions to such a transfer:



     - We must receive the written request for an annuity transfer in the home office at least 3 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 3 days prior to the annuity payment due date will be made as of the next annuity payment due date.



Upon request, we will provide you with annuity reserve amount information by sub-account.



A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.



Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.





DEATH BENEFITS


BEFORE ANNUITY PAYMENTS BEGIN

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of the annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the contract value on the date we receive due proof of death will be directed into the general account, guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. The death benefit will be equal to the greater of:

(a) the contract value; or

(b) the total amount of purchase payments, adjusted pro-rata for partial withdrawals (including any DSC or MVA that applied to the partial withdrawal); or

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See the section titled "Optional Death Benefits" for details of this calculation.)

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

SURVIVING SPOUSE OPTION

If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

BENEFICIARY OTHER THAN THE SURVIVING SPOUSE

If the designated beneficiary is a person other than the owner's spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the owner.

Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary's life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Internal Revenue Code.

Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms.

IF DEATH OCCURS BEFORE ANNUITY PAYMENTS BEGIN:

                   IF:                                         THEN:
--------------------------------------------------------------------------------------
The contract owner dies; and                 The joint contract owner receives the
  - there is a surviving joint contract      death benefit
  owner; and
  - the annuitant is either living or
  deceased.
--------------------------------------------------------------------------------------
The contract owner dies; and                 The designated beneficiary receives the
  - there is no joint contract owner; and    death benefit
  - the annuitant is either living or
  deceased.
--------------------------------------------------------------------------------------
The contract owner dies; and                 Contract owner's estate receives the
  - there is no joint contract owner and     death benefit
  - there is no designated beneficiary
    (or all of the beneficiaries pre-
    decease the contract owner); and
  - the annuitant is either living or
     deceased
--------------------------------------------------------------------------------------
The annuitant dies; and                      The contract owner may name a new
  - contract owner is living                 annuitant
--------------------------------------------------------------------------------------
The annuitant dies; and                      The designated beneficiary receives the
  - the contract owner is a non-natural      death benefit.
    person, such as a trust


--------------------------------------------------------------------------------------


OPTIONAL DEATH BENEFITS

At the time you purchase your contract you may elect one of the optional death benefits. You must be 75 years old or less in order to elect one of these options and you must elect it when you submit your application. ONCE ELECTED YOU MAY NOT CHANGE IT. There is a particular charge associated with each optional death benefit. See "Optional Contract Rider Changes" for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial advisor before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OPTION

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:

(a) the contract value; or

(b) the previous highest anniversary value increased by any purchase payments and reduced pro-rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                               MULTIOPTION ADVISOR
           HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER ILLUSTRATION

                                                                HIGHEST
  CONTRACT                PURCHASE PAYMENT        CONTRACT    ANNIVERSARY     DEATH
ANNIVERSARY    AGE    ADJUSTED FOR WITHDRAWALS      VALUE        VALUE       BENEFIT
-----------    ---    ------------------------    --------    -----------    -------
      0         65             10,000              10,000             0       10,000
      1         66             10,000               9,000         9,000       10,000
      2         67             10,000               8,000         9,000       10,000
      3         68             10,000               9,000         9,000       10,000
      4         69             10,000              11,000        11,000       11,000
      5         70             10,000              13,500        13,500       13,500
      6         71             10,000               9,000        13,500       13,500
      7         72             10,000              10,000        13,500       13,500
      8         73             10,000              12,000        13,500       13,500
      9         74             10,000              14,000        14,000       14,000
     10         75             10,000              12,000        14,000       14,000
     11         76             10,000              15,000        15,000       15,000
     12         77             10,000              17,000        17,000       17,000
     13         78             10,000              19,000        19,000       19,000
     14         79             10,000              21,200        21,200       21,200
     15         80             10,000              23,000        23,000       23,000
     16         81             10,000              24,000        23,000       24,000



                   Purchase Payments
                      Adjusted For                        Highest Anniversary
AGE                   Withdrawals       Contract Value           Value
---                -----------------    --------------    -------------------
65                      10000.00           10000.00
66                      10000.00            9000.00              9000.00
                        10000.00            8000.00              9000.00
68                      10000.00            9000.00              9000.00
                        10000.00           11000.00             11000.00
                        10000.00           13500.00             13500.00
71                      10000.00            9000.00             13500.00
                        10000.00           10000.00             13500.00
                        10000.00           12000.00             13500.00
74                      10000.00           14000.00             14000.00
                        10000.00           12000.00             14000.00
                        10000.00           15000.00             15000.00
77                      10000.00           17000.00             17000.00
                        10000.00           19000.00             19000.00
                        10000.00           21200.00             21200.00
80                      10000.00           23000.00             23000.00
                        10000.00           24000.00             23000.00

To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $14,000.

On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($10,000), the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

5% DEATH BENEFIT INCREASE OPTION

The 5% Death Benefit Increase option provides for the calculation of a death benefit based on accumulation at a guaranteed interest rate for values in the variable annuity account.

On the day your death benefit is determined, the 5% death benefit increase value is equal to the sum of:

(a) the portion of the contract value in the general account and guaranteed term account; and

(b) purchase payments and transfers into the variable annuity account, less withdrawals and transfers out of the variable annuity account, accumulated to the earlier of the date we receive due proof of death or the contract anniversary following your 80th birthday at an interest rate of 5%, compounded annually.

The 5% death benefit increase value shall not exceed 200% of the sum of purchase payments adjusted pro-rata for any amounts previously withdrawn. If you die after the contract anniversary following your 80th birthday, the 5% death benefit increase value will be as of the contract anniversary following your 80th birthday, subject to the limit set forth above, less subsequent amounts withdrawn.

Where joint owners exist, there will be no further accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                               MULTIOPTION ADVISOR
                  5% DEATH BENEFIT INCREASE RIDER ILLUSTRATION


                      PURCHASE PAYMENT
  CONTRACT              ADJUSTED FOR      CONTRACT    5% DEATH BENEFIT     DEATH
ANNIVERSARY    AGE       WITHDRAWALS        VALUE      INCREASE VALUE     BENEFIT
-----------    ---    ----------------    --------    ----------------    -------
      0         65         10,000          10,000          10,000          10,000
      1         66         10,000           9,000          10,500          10,500
      2         67         10,000           8,000          11,025          11,025
      3         68         10,000           9,000          11,576          11,576
      4         69         10,000          11,000          12,155          12,155
      5         70         10,000          13,500          12,763          13,500
      6         71         10,000           9,000          13,401          13,401
      7         72         10,000          10,000          14,071          14,071
      8         73         10,000          12,000          14,775          14,775
      9         74         10,000          14,000          15,513          15,513
     10         75         10,000          12,000          16,289          16,289
     11         76         10,000          15,000          17,103          17,103
     12         77         10,000          17,000          17,959          17,959
     13         78         10,000          19,000          18,856          19,000
     14         79         10,000          21,200          19,799          21,200
     15         80         10,000          23,000          20,000          23,000
     16         81         10,000          24,000          20,000          24,000




                    Purchase Payments                          5% Death
                       Adjusted For                        Benefit Increase
AGE                    Withdrawals       Contract Value          Value
---                 -----------------    --------------    ----------------
65                       10000.00           10000.00           10000.00
66                       10000.00            9000.00           10500.00
67                       10000.00            8000.00           11025.00
68                       10000.00            9000.00           11576.00
69                       10000.00           11000.00           12155.00
70                       10000.00           13500.00           12763.00
71                       10000.00            9000.00           13401.00
72                       10000.00           10000.00           14071.00
73                       10000.00           12000.00           14775.00
74                       10000.00           14000.00           15513.00
75                       10000.00           12000.00           16289.00
76                       10000.00           15000.00           17103.00
77                       10000.00           17000.00           17959.00
78                       10000.00           19000.00           18856.00
79                       10000.00           21200.00           19799.00
80                       10000.00           23000.00           20000.00
81                       10000.00           24000.00           20000.00




To illustrate the 5% death benefit increase option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the 5% death benefit increase value reaches the maximum of 200% of purchase payments adjusted for withdrawals ($20,000). The contract value of

$23,000 exceeds both the 5% death benefit increase value and the purchase payments adjusted for withdrawals ($10,000). For that reason, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), the 5% death benefit increase value cannot exceed the 5% death benefit increase value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the 5% death benefit increase value is not accumulated at 5%. Instead, the 5% death benefit increase value remains $20,000, the 5% death benefit increase value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

PREMIER DEATH BENEFIT OPTION

The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value, or the 5% Death Benefit Increase value.

Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                               MULTIOPTION ADVISOR
                    PREMIER DEATH BENEFIT RIDER ILLUSTRATION

                                                                                5%
                                                                               DEATH
                                                                HIGHEST       BENEFIT
  CONTRACT                PURCHASE PAYMENT        CONTRACT    ANNIVERSARY    INCREASE     DEATH
ANNIVERSARY    AGE    ADJUSTED FOR WITHDRAWALS      VALUE        VALUE         VALUE     BENEFIT
-----------    ---    ------------------------    --------    -----------    --------    -------
      0         65             10,000              10,000             0       10,000      10,000
      1         66             10,000               9,000         9,000       10,500      10,500
      2         67             10,000               8,000         9,000       11,025      11,025
      3         68             10,000               9,000         9,000       11,576      11,576
      4         69             10,000              11,000        11,000       12,155      12,155
      5         70             10,000              13,500        13,500       12,763      13,500
      6         71             10,000               9,000        13,500       13,401      13,500
      7         72             10,000              10,000        13,500       14,071      14,071
      8         73             10,000              12,000        13,500       14,775      14,775
      9         74             10,000              14,000        14,000       15,513      15,513
     10         75             10,000              12,000        14,000       16,289      16,289
     11         76             10,000              15,000        15,000       17,103      17,103
     12         77             10,000              17,000        17,000       17,959      17,959
     13         78             10,000              19,000        19,000       18,856      19,000
     14         79             10,000              21,200        21,200       19,799      21,200
     15         80             10,000              23,000        23,000       20,000      23,000
     16         81             10,000              24,000        23,000       20,000      24,000


To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($10,000) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the highest anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($10,000) and 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), neither the highest anniversary value nor 5% death benefit increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($10,000), the highest anniversary value ($23,000) and the 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to the $24,000 contract value.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

     - You may only elect this option at the time your contract is issued.

     - Once you elect this option you may not terminate or cancel the option.

     - The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

If you elect the EEB option, the interest rate which will be credited to any amounts in your contract which you choose to be allocated into fixed account(s) or any of the guarantee periods of the guaranteed term account, may be lower than the interest rate credited to a contract where the EEB option was not elected. This reduced interest rate helps to pay for the EEB benefit since the EEB benefit is based on all of the gain in your contract, including any interest credited under the fixed account options. The interest rate used will in no event be less than the minimum guaranteed interest rate for your contract.

FOR EXAMPLE:

Assume a contract with a $10,000 purchase payment allocated entirely into the fixed account of the contract and the contract owner elects the EEB option. If the current interest rate credited for this fixed account is 3.50% generally, the interest rate credited will be 3.25% if the EEB option is elected.

At the end of the first contract year, the contract owner will have a contract value in the fixed account of $10,325. Assuming the contract owner was under age 70, took no withdrawals, had the guaranteed minimum death benefit and died at the end of the first contract year, the EEB benefit would be $130. This is arrived at in the following way: death benefit amount, in this case contract value ($10,325) less purchase payments not previously withdrawn ($10,000) equals $325; multiplied by 0.40%, which equals $130. The 200% "cap" of purchase payments ($20,000 in this example) would not have been triggered, so the EEB benefit for this example is $130.

Using the same assumptions as above, a contract owner who did not elect the EEB option would have received $25 in additional interest in his/her contract due to the higher interest rate credited (3.50% versus 3.25%), but that contract owner would not receive the EEB benefit of $130.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the general account, guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A:  Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B:  Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only Option B will apply.

This rider will terminate on the earliest of:

     - the payment of the EEB available;

     - termination or surrender of the contract; or

     - the date on which the contract has been fully annuitized.

DEATH BENEFITS AFTER ANNUITY PAYMENTS BEGIN

If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

OTHER CONTRACT OPTIONS (LIVING BENEFITS)




Your contract may also allow you to choose an optional contract feature described below. These are sometimes referred to as "living benefits" and may not be available in every state. We reserve the right to stop offering any or all of the contract options at any time. Before you elect a living benefit you should consider its specific benefits and features carefully. Optional contract features may or may not be beneficial to you depending on your specific circumstances.



In considering your specific circumstances, you may wish to consider how long you intend to hold the contract; how long you may be required to hold the contract before you may access the benefit; whether you intend to take withdrawals from the contract, including how much and how frequently; whether you intend to annuitize the contract; what kind of assurances you are seeking in a benefit. Other considerations may apply to your circumstances. There is also a specific charge associated with each contract option which is described in detail in the "Optional Contract Rider Charges" section of this Prospectus. The longer you are required to hold the contract before the benefit may be utilized generally the more you will pay in charges.



None of the living benefits guarantees an investment return in your contract value nor do they guarantee that the income or amounts received will be sufficient to cover any individual's particular needs. You should consider whether the benefits provided by the option and its costs (which reduce contract value) are consistent with your financial goals.



All living benefit options terminate once the contract moves into the pay-out phase, (i.e., once the contract is annuitized). In purchasing your contract and when considering the election of a living benefit in this contract, you should also consider whether annuitizing the contract will produce better financial results for you than a living benefit option. You should discuss these important considerations with your financial advisor or tax advisor before making a determination.


GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION:


The GIPB option is a type of guaranteed minimum income benefit. The GIPB option guarantees a stated or fixed income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization of your contract. It does not however, guarantee a contract value or minimum return for any investment option or for the contract. All requests to elect this option must be in writing on a form provided by us.


     - If you do not intend to annuitize your contract, you will not receive the benefit of this option, and therefore this option may not be appropriate for you.

     - You may elect this option when your contract is issued or within 30 days following any contract anniversary date. The option will be effective on either the issue date or contract anniversary date.

     - Once you elect this option you may not terminate or cancel the option.

     - The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

     - You may not elect this option in combination with any other living benefit.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90th birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to annuitize only a portion of your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

     - Option 1 - Life Annuity

     - Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

     - Option 3 - Joint and Last Survivor Annuity

The GIPB option is equal to a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supersede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. These tables are more conservative than those issued with the base contract. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

The Guaranteed Income Provider Basis is the greater of:

     - the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

     - the Guaranteed Income Provider 5% Increase Value.

The Guaranteed Income Provider Highest Anniversary Value is equal to the greater of:

     - the contract value; or

     - the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

Reduction Procedure for the Guaranteed Income Provider Highest Anniversary
Value:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

 (i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii) On a pro rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

The Guaranteed Income Provider 5% Increase Value is equal to the sum of:

     - the portion of the contract value in the general account and all of the guarantee periods of the Guaranteed Term Account; and

     - Purchase Payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value will not increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

Reduction Procedure for the Guaranteed Income Provider 5% Increase Value:

A withdrawal, annuitization, or transfer out of the general account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii) On a pro rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro rata for subsequent withdrawals and annuitizations.

Where joint owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest joint owner. After the death of the first joint owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving joint owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

     - the contract is fully annuitized;

     - the contract is terminated or surrendered; or

     - the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION:


This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. If you withdraw amount(s) in excess of the Guaranteed Annual Withdrawal, you will reduce the benefit you receive with this contract option.





     - Election of this option may or may not be beneficial to you. Since this benefit is accrued through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you. Amounts taken under the GMWB will first be taken from your contract value as described below. Our obligation to pay you more than your contract value will only arise in certain circumstances. Therefore, as you consider election of this option you should consider whether the value of the benefit and the level of protection that the option provides you, along with its costs, are consistent with your financial objectives and the assurances you are seeking.


     - You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GMWB effective date.

     - Beginning 7 years after the GMWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

     - Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

     - The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 81 at the time the rider becomes effective.

     - You may not elect this contract option if you have selected either the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits for your contract. In addition, you may not elect this contract option in combination with any other living benefit.

     - This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GMWB option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, regardless of underlying sub-account performance. This option does not guarantee any investment gains nor does it guarantee any lifetime income payments. Several examples to help show how this option works are included in Appendix D.

In each contract year, you may withdraw up to the Guaranteed Annual Withdrawal
(GAW) from your contract until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAW and the GWB is described below.

This contract option also provides for an opportunity in certain cases to increase the GWB or reset the GWB amount as described further below in the sections entitled: "Guaranteed Withdrawal Benefit Enhancement" and "Guaranteed Withdrawal Benefit Reset Option."

Calculating the Initial GWB and GAW

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times. The initial GAW for your contract will be equal to 7% of the GWB.

Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawals exceed the GAW in a contract year, or as otherwise described below.

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments. The GAW will be recalculated and will be equal to the greater of: (a) GAW prior to the purchase payment; or (b) 7% of the new GWB determined at the time the subsequent purchase payment is applied. After the first contract year following the GMWB effective date we restrict the application of subsequent purchase payments to the GWB to $100,000 without our prior written approval. Currently this restriction is being waived.

Adjustments for Withdrawals

Each contract year you may withdraw an amount less than or equal to the GAW. Such withdrawals will reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAW. If withdrawals in any contract year are less than the GAW, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the GWB and GAW.

Withdrawals in excess of the GAW or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a tax qualified plan, in any one contract year, will cause both the GWB and GAW to be recalculated. In that case, the GWB will be reduced to the lesser of:

(a) the contract value after the excess withdrawal; or

(b) the GWB prior to the excess withdrawal less the amount of the withdrawal.

The GAW will also be adjusted to equal the lesser of:

(a) GAW prior to the withdrawal; or

(b) the greater of either:

     (i) 7% of the recalculated GWB; or

     (ii) 7% of the current contract value after the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated. You may elect to receive the GAW at any frequency offered by us, but no less frequently than annually, until the GWB reaches zero. Once selected, the frequency may not be changed without our prior consent. If you die before the GWB reaches zero, the remaining payments will be made to your beneficiaries. When the GWB reaches zero, this rider terminates and no further benefits are payable.

At our discretion, we may elect to pay you a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GMWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences. For IRAs or other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to satisfy minimum required distribution requirements. Such withdrawals may exceed the GAW amount which could quickly and substantially decrease your GWB. IN A DECLINING MARKET, WITHDRAWALS THAT EXCEED THE GAW MAY SUBSTANTIALLY REDUCE YOUR GWB AND GAW.

Guaranteed Withdrawal Benefit Enhancement

If you do not take any withdrawals during the first three years after the GMWB effective date, your GWB will be increased on the third contract anniversary following the GMWB effective date. The GWB will be increased by an amount equal to 10% of the total of the Purchase Payments received


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

within 12 months of the GMWB effective date. The GAW will be increased to 7% of the recalculated GWB.

Guaranteed Withdrawal Benefit Reset Option

Beginning with the third contract anniversary following the GMWB effective date and prior to your 81st birthday, you may elect to reset your GWB to your current contract value, if higher. IF YOU ELECT TO RESET THE GWB, THE RIDER CHARGE WILL BE INCREASED TO THE THEN CURRENT CHARGE FOR EACH CLASS OF GMWB RIDERS. In addition, a three year waiting period will be required before you may elect another reset. Your written request to elect to reset your GWB must be received by us within 30 days prior to the applicable contract anniversary. The GAW will also be re-calculated at this time and will be equal to the greater of (a) the GAW prior to the reset, or (b) 7% of the reset GWB amount. You must request your election of the reset in writing in a form satisfactory to us, within 30 days prior to the contract anniversary.

Sub-Account Allocation


While this rider is in effect, your full contract value must be allocated to an allocation "plan" or option approved by us. You may satisfy this requirement by using the following approved options:



          (i) 100% allocation to one of the permitted Focused Portfolio
     Strategies: Growth, Conservative Growth, Income or Conservative Income; or



          (ii) allocation to any combination of the permitted Ibbotson ETF Asset Allocation Portfolios: Growth ETF Asset Allocation Portfolio, Balanced ETF Asset Allocation Portfolio; Income and Growth ETF Asset Allocation Portfolio or Conservative ETF Asset Allocation Portfolio.


The contract owner may elect to change from the current option to another approved option. If this rider is elected after the contract is issued, your contract value will be reallocated to the option you elected on the valuation date coincident with or next following the day the rider is effective. We reserve the right to add, delete or modify the required allocation options.


The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each quarter according to the model you currently have chosen.



Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. If you choose to allocate to more than one ETF Asset Allocation Portfolio, rebalancing is optional and must be elected by you.


Each Focused Portfolio Strategy or Model, and each ETF Asset Allocation Portfolio is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.

Effect of Payment of Death Benefit

If the contract owner dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to take the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals equal in an amount to the GAW annually, over a period no longer than the beneficiary's life expectancy. If the beneficiary elects to continue this option, the charges for this option will continue to apply. If withdrawals of the GAW annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GMWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Rider Termination

Beginning seven contract years after the GMWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. Once cancelled the GMWB may not be elected again until the next contract anniversary.

The contract option will automatically terminate at the earliest of the following:

     - if the GWB is reduced to zero; or

     - if the contract to which this rider is attached is surrendered, applied to provide annuity payments, or otherwise terminated; or

     - if the contract's death benefits are paid as a lump sum to a beneficiary under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.


Annuity Payments



On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In the case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.



If the GMWB option is still in effect and annuity payments are required to begin, you may choose an additional annuity option. This annuity option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW, until the GWB is reduced to zero, at which point annuity payments will cease. You should examine your circumstances and options carefully before making any election.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION:



This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income
(GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). If you withdraw amount(s) in excess of the guaranteed amount you will reduce the benefit you receive under this contract option.



     - Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.


     - The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

     - You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB effective date.

     - Beginning 7 years after the GLWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

     - Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

     - You may not elect this contract option if you have selected the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits or the Guaranteed Income Provider Benefit or the Guaranteed Minimum Withdrawal Benefit in the same contract.

     - After the first contact year following the GLWB effective date, subsequent purchase payments that may be applied to the GLWB option are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.

     - This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix E.

Calculating the Initial GWB and GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to the GWB multiplied by the Annual Income Percentage shown below, which is based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) at the GLWB effective date. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, a withdrawal that exceeds the GAI in a contract year, Guaranteed Annual Income Reset, or as otherwise described below.

  AGE          ANNUAL INCOME PERCENTAGE
  ---          ------------------------
50 - 59                  4.0%
60 - 69                  5.0%
70 - 79                  5.5%
  80+                    6.0%


These percentages apply for purchase payments, as well as the Guaranteed Annual Income Reset described later. When there are multiple purchase payments over several years, more than one Annual Income Percentage may apply for purposes of calculating the GAI. For example, if a purchase payment is made at age 58, the Annual Income Percentage that will apply to that payment is 4.0%. If a subsequent purchase payment is made at age 65, the Annual Income Percentage that applies to the subsequent payment is 5.0%. If there are withdrawals that exceed the GAI in any contract year, there will no longer be a single applicable Annual Income Percentage from this table since the GAI and GWB are adjusted based on the contract value at the time of the withdrawal(s).

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable Annual Income Percentage shown above, based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. After the first contract year following the GLWB effective date we restrict the application of subsequent purchase payments to the GWB and GAI to $25,000 in the aggregate without our prior written approval. Currently this restriction is being waived.

Withdrawals

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GLWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

Adjustments for Withdrawals less than the Guaranteed Annual Income

Each contract year you may withdraw an amount less than or equal to the GAI. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.



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

Adjustments for Withdrawals in excess of the Guaranteed Annual Income

Withdrawals in excess of the GAI or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:

     (a) is the GWB immediately prior to the excess portion of the withdrawal,

     (b) is the excess portion of the excess withdrawal amount, and

     (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:

     (a) is the GAI prior to the withdrawal,

     (b) is the amount of the excess withdrawal, and

     (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Automatic Payment Phase

If the contract value is reduced to zero, the contract will enter the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but no less frequently than annually, until the death of the contract owner or the death of any joint owner (or annuitant in the case of a non-natural owner). Once selected, the frequency may not be changed without our prior consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated.

Upon the death of the contract owner or any joint owner (or annuitant in the case of a non-natural owner) before the GWB reaches zero, the GAI will be paid at least annually to your beneficiaries until the GWB reaches zero. When the GWB reaches zero, this rider terminates and no further benefits are payable. At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Guaranteed Annual Income Reset

Beginning with the third contract anniversary following the GLWB effective date and every 3 years thereafter the GAI will go through a "Guaranteed Annual Income Reset" (GAI Reset) process. This GAI Reset will occur automatically and the charge for the contract option will not change. The new GAI will be equal to the greater of (a) or (b) where:

     (a) is the GAI immediately prior to the GAI reset; and

     (b) is an amount equal to: (1) multiplied by (2) where:

          1)  is the greater of the GWB or the contract value; and

          2) is the Annual Income Percentage based on the age of the oldest owner, (or oldest annuitant if a non-natural owner), at the time of the GAI reset.

In no event however, will the new GAI be less than the old GAI. The GAI following the GAI Reset may be the same as before the GAI Reset even if the applicable Annual Income Percentage based on current age has increased.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

Sub-Account Allocation

While this rider is in effect, your full contract value must be allocated to an allocation "plan" or option approved by us. You may satisfy this requirement by using one of the following approved options:


          (i) 100% allocation to one of the permitted Focused Portfolio
     Strategies: Growth, Conservative Growth, Income or Conservative Income; or



          (ii) allocation to any combination of the permitted Ibbotson ETF Asset Allocation Portfolios: Growth ETF Asset Allocation Portfolio, Balanced ETF Asset Allocation Portfolio; Income and Growth ETF Asset Allocation Portfolio or Conservative ETF Asset Allocation Portfolio.


The contract owner may elect to change from the current option to another approved option. If this rider is elected after the contract is issued, your contract value will be reallocated to the option you elected on the valuation date coincident with or next following the day the rider is effective. We reserve the right to add, delete or modify the required allocation options.


The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each quarter according to the model you currently have chosen.



Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. If you choose to allocate to more than one ETF Asset Allocation Portfolio, rebalancing is optional and must be elected by you.

Each Focused Portfolio Strategy or Model, and each ETF Asset Allocation Portfolio is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.

Effect of Payment of Death Benefit

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. No additional purchase payments may be made and no additional GAI Reset will occur. If the beneficiary elects to continue the GLWB option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Rider Termination

Beginning seven contract years after the GLWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB may not be elected again until the next contract anniversary, subject to availability

The GLWB option will automatically terminate at the earliest of the following:

     - the date of termination or surrender of the contract; or

     - any change of the contract owner or joint contract owner after the GLWB effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB effective date; or

     - the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

     - the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

     - the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Annuity Payments



On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.



If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. You should examine your circumstances and options carefully before you make any election.


Conversion

If you have previously elected the GMWB option for your contract we will waive the prohibition on the termination for 7 years and allow you to terminate the GMWB option if you elect the GLWB option at the same time. You must request this "conversion" in writing within 30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GMWB option will be terminated. The GLWB option will then be effective as of the contract anniversary date based on the contract values on that date. The GWB value, as it existed under your GMWB even if greater than the contract value on the contract anniversary date, will be eliminated and the GWB value under the GLWB option will be the contract value on the contract anniversary date.

YOU SHOULD CONSIDER THE FOLLOWING BEFORE YOU MAKE ANY ELECTION TO CONVERT YOUR GMWB TO A GLWB:

     - Because the GLWB will be established based on contract value at the date of conversion, if your contract value has declined since you purchased the GMWB option, the GWB in the GLWB will be lower.

     - Your GAI under the GLWB will potentially be lower than any GAW under the GMWB. This means that your annual withdrawal amounts may be lower under the GLWB than under the GMWB option.

     - If you are concerned about outliving the GWB under the GMWB option you may wish to consider the GLWB option.

     - If you are looking for lifetime income for two lives or joint owners, annuitization may be more appropriate for you than either GMWB or GLWB.

We reserve the right to eliminate this waiver of the 7 year requirement for termination on the GMWB option at any time.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION:

     - This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59(th) birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

     - Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.


     - Beginning 7 years after the GLWB II-Single effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

     - If you take withdrawals prior to the Benefit Date, or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

     - The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

     - You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Single effective date.

     - Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

     - You may not elect this contract option if you have selected the 5% Death Benefit Increase, Premier Death Benefit optional death benefit or in combination with any other living benefit.

     - After the first contact year following the GLWB II-Single effective date, subsequent purchase payments that may be applied to the GLWB II-Single option are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.

     - This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB II-Single option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59th birthday of the oldest contract owner (or oldest annuitant, in the case of a non-natural owner) or the GLWB II-Single effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

Calculating the Initial GWB and GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement or as otherwise described below.

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. After the first contract year following the effective date of the option you may make additional purchase payments to your contract. However, we restrict the application of subsequent purchase payments to the GLWB II-Single to $25,000 in the aggregate without our prior written approval. Currently this restriction is being waived.

Withdrawals

     - Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

     - Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

     - Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

     - Withdrawals will be taken pro rata from your values in any general account or other fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

Withdrawals taken prior to the Benefit Date

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by (c) where:

     (a) is the GWB immediately prior to the withdrawal,

     (b) is the amount of the withdrawal, and

     (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

Withdrawals after the Benefit Date and less than the Guaranteed Annual Income

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:

     (a) is the GWB immediately prior to the excess portion of the withdrawal,

     (b) is the excess portion of the withdrawal amount, and

     (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:

(a) is the GAI prior to the withdrawal,

(b) is the excess portion of the withdrawal amount, and

(c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

Guaranteed Withdrawal Benefit Reset

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the oldest contract owner's 86th birthday, the GWB will automatically be

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reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event that you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Single to new customers is higher than the rider charge that currently applies to your GLWB II-Single rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the charge for other GLWB II-Single riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Single riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-SINGLE RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

Guaranteed Withdrawal Benefit Enhancement

This optional benefit also provides an enhancement to the benefit if you do not take withdrawals from your contract for the first ten years you have this optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will not change the charge for your GLWB II-Single and it will occur prior to the GWB reset on any contract anniversary where both are applicable.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

Please see Appendix F for examples.



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Sub-Account Allocation

While this rider is in effect, your full contract value must be allocated to an allocation "plan" or option approved by us. You may satisfy this requirement by using one of the following approved options:


          (i) 100% allocation to one of the permitted Focused Portfolio
     Strategies: Growth, Conservative Growth, Income or Conservative Income; or



          (ii) allocation to any combination of the permitted Ibbotson ETF Asset Allocation Portfolios: Growth ETF Asset Allocation Portfolio, Balanced ETF Asset Allocation Portfolio; Income and Growth ETF Asset Allocation Portfolio or Conservative ETF Asset Allocation Portfolio.


The contract owner may elect to change from the current option to another approved option. If this rider is elected after the contract is issued, your contract value will be reallocated to the option you elected on the valuation date coincident with or next following the day the rider is effective. We reserve the right to add, delete or modify the required allocation options.


The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each quarter according to the model you currently have chosen.



Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. If you choose to allocate to more than one ETF Asset Allocation Portfolio, rebalancing is optional and must be elected by you.


Each Focused Portfolio Strategy or Model, and each ETF Asset Allocation Portfolio is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.

Effect of Payment of Death Benefit

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Reset(s) will occur. If the beneficiary elects to continue the GLWB II-Single option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Single will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.


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Rider Termination

Beginning seven contract years after the GLWB II-Single effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Single may not be elected again until the next contract anniversary, subject to availability.

The GLWB II-Single option will automatically terminate at the earliest of the following:

     - the date of termination or surrender of the contract; or

     - any change of the contract owner or joint contract owner after the GLWB II-Single effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB II-Single effective date; or

     - the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

     - the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

     - the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Automatic Payment Phase

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of any joint owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of the contract owner or the death of any joint owner, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.


Annuity Payments



On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.




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If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. You should examine your circumstances and options carefully before you make any election.


Conversion

If you have previously elected the GMWB option for your contract we will waive the prohibition on the termination for 7 years and allow you to terminate the GMWB option if you elect the GLWB II-Single option at the same time. You must request this "conversion" in writing within 30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GMWB option will be terminated. The GLWB II-Single option will then be effective as of the contract anniversary date based on the contract values on that date. The GWB value, as it existed under your GMWB even if greater than the contract value on the contract anniversary date, will be eliminated and the GWB value under the GLWB II-Single option will be the contract value on the contract anniversary date.

YOU SHOULD CONSIDER THE FOLLOWING BEFORE YOU MAKE ANY ELECTION TO CONVERT YOUR GMWB TO A GLWB II-SINGLE:

     - Because the GLWB II-Single will be established based on contract value at the date of conversion, if your contract value has declined since you purchased the GMWB option, the GWB in the GLWB II-Single will be lower.

     - Your GAI under the GLWB II-Single will potentially be lower than any GAW under the GMWB. This means that your annual withdrawal amounts may be lower under the GLWB II-Single than under the GMWB option.

     - If you are concerned about outliving the GWB under the GMWB option you may wish to consider the GLWB II-Single option.

     - If you are looking for lifetime income for two lives or joint owners, annuitization or GLWB II-Joint may be more appropriate for you than either GMWB or GLWB II-Single.

We reserve the right to eliminate this waiver of the 7 year requirement for termination on the GMWB option at any time.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION:

     - This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit
       II -- Single Life Option. However its guarantee is over the lifetime of both ''designated lives" (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59(th) birthday of the youngest designated life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income
       (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.


     - Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.



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     - Beginning 7 years after the GLWB II-Joint effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

     - If you take withdrawals prior to the Benefit Date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

     - Both "Designated Lives" must be age 50 or over and must be under age 81 at the time the rider becomes effective.

     - You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Joint effective date.

     - Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

     - You may not elect this contract option if you have selected the 5% Death Benefit Increase, Premier Death Benefit optional death benefit or in combination with any other living benefit.

     - After the first contact year following the GLWB II-Joint effective date, subsequent purchase payments that may be applied to the GLWB II-Joint option are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.

     - This rider may not be purchased for a: "stretch" IRA or other "decedent" type account; TSA; Deferred Compensation Plan; Charitable Remainder Trust; Qualified Retirement Plan; 412(i) Plan; or corporate non-qualified contract.

The GLWB II-Joint option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of both designated lives, or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59th birthday of the youngest designated life or the GLWB II-Joint effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

Designated Life, Joint Designated Life and Designated Lives

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the designated life. All references to "Designated Lives" will mean both the Designated Life and the Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the GLWB II-Joint option. The Designated Life and the Joint Designated Life will be shown on your contract rider.



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Calculating the Initial GWB and GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement, or as otherwise described below.

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. After the first contract year following the effective date of the option you may make additional purchase payments to the contract. However, we restrict the application of subsequent purchase payments to the GLWB II-Joint to $25,000 in the aggregate without our prior written approval. Currently this restriction is being waived.

Withdrawals

     - Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

     - Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

     - Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

     - Withdrawals will be taken pro rata from your values in any general account or other fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

Withdrawals taken prior to the Benefit Date

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by (c) where:

     (a) is the GWB immediately prior to the withdrawal,

     (b) is the amount of the withdrawal, and

     (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.


                                                                         Page 69

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Withdrawals after the Benefit Date and less than the Guaranteed Annual Income

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $5,000 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:

     (a) is the GWB immediately prior to the excess portion of the withdrawal,

     (b) is the excess portion of the withdrawal amount, and

     (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:

     (a) is the GAI prior to the withdrawal,

     (b) is the excess portion of the withdrawal amount, and

     (c) is the contract value immediately prior to the excess portion of the withdrawal.



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For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

Guaranteed Withdrawal Benefit Reset

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the youngest Designated Life's 86(th) birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Joint to new customers is higher than the rider charge that currently applies to your GLWB II-Joint rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II-Joint riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Joint riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-JOINT RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

Guaranteed Withdrawal Benefit Enhancement

This optional benefit also provides an enhancement to the benefit if you don't take withdrawals from your contract for the first ten years you have the optional benefit. On each contract anniversary prior to your first withdrawal from the contract, and for a period of 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will not change the charge for your GLWB II-Joint and it will occur prior to the GWB reset on any contract anniversary where both are applicable.


                                                                         Page 71

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Please see Appendix F for examples.

Sub-Account Allocation

While this rider is in effect, your full contract value must be allocated to an allocation "plan" or option approved by us. You may satisfy this requirement by using one of the following approved options:


          (i) 100% allocation to one of the permitted Focused Portfolio
     Strategies: Growth, Conservative Growth, Income or Conservative Income; or



          (ii) allocation to any combination of the permitted Ibbotson ETF Asset Allocation Portfolios: Growth ETF Asset Allocation Portfolio, Balanced ETF Asset Allocation Portfolio; Income and Growth ETF Asset Allocation Portfolio or Conservative ETF Asset Allocation Portfolio.


The contract owner may elect to change from the current option to another approved option. If this rider is elected after the contract is issued, your contract value will be reallocated to the option you elected on the valuation date coincident with or next following the day the rider is effective. We reserve the right to add, delete or modify the required allocation options.


The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each quarter according to the model you currently have chosen.



Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. If you choose to allocate to more than one ETF Asset Allocation Portfolio, rebalancing is optional and must be elected by you.


Each Focused Portfolio Strategy or Model, and each ETF Asset Allocation Portfolio is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.

Effect of Payment of Death Benefit

If both Designated Lives die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Reset(s) will occur. If the beneficiary elects to continue the GLWB II-Joint option, the charges for this option will continue to apply. If your beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Joint will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with


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Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Spousal Continuation

If the Designated Life dies, the surviving spouse may elect to continue the contract and this rider under the following conditions:

     (a) the surviving spouse is also the Joint Designated Life, and

     (b) this rider is in effect at the time of the contract continuation

Rider Termination

Beginning seven contract years after the GLWB II-Joint effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Joint may not be elected again until the next contract anniversary, subject to availability.

The GLWB II-Joint option will automatically terminate at the earliest of the following:

     - the date of termination or surrender of the contract; or

     - any change to the Designated Lives after the GLWB II-Joint effective date; or

     - the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

     - the date any death benefits are paid as a lump sum under the terms of the contract; or

     - the date the GWB is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Automatic Payment Phase

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of both Designated Lives, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.


Annuity Payments



On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.



If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. You should examine your circumstances and options carefully before you make any election.


Conversion (GMWB to GLWB II-Joint)

If you have previously elected the GMWB option for your contract we will waive the prohibition on the termination for 7 years and allow you to terminate the GMWB option if you elect the GLWB II-Joint option at the same time. You must request this "conversion" in writing within 30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GMWB option will be terminated. The GLWB II-Joint option will then be effective as of the contract anniversary date based on the contract values on that date. The GWB value, as it existed under your GLWB even if greater than the contract value on the contract anniversary date, will be eliminated and the GWB value under the GLWB II-Joint option will be the contract value on the contract anniversary date.

YOU SHOULD CONSIDER THE FOLLOWING BEFORE YOU MAKE ANY ELECTION TO CONVERT YOUR GMWB TO A GLWB II-JOINT:

     - Because the GLWB II-Joint will be established based on contract value at the date of conversion, if your contract value has declined since you purchased the GMWB option, the GWB in the GLWB II-Joint will be lower.

     - Your GAI under the GLWB II-Joint will potentially be lower than any GAW under the GMWB. This means that your annual withdrawal amounts may be lower under the GLWB II-Joint than under the GMWB option.

     - If you are concerned about outliving the GWB under the GMWB option you may wish to consider the GLWB II-Joint option.

     - If you are looking for lifetime income for two lives or joint owners, annuitization may be more appropriate for you than either GMWB or GLWB II-Joint.

We reserve the right to eliminate this waiver of the 7 year requirement for termination on the GMWB option at any time.




GENERAL INFORMATION


THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to engage in


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the life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940, but that registration does not mean that the SEC supervises the management, or the investment practices or policies, of the variable annuity account.


The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.

The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.

CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.

We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.

The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

COMPENSATION PAID FOR THE SALE OF CONTRACTS




Securian Financial Services, Inc. ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:



     Securian Financial Services, Inc.


     CRI Securities, LLC


     H. Beck, Inc.



COMMISSIONS



Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or "trail") commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 6.00% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered.



ADDITIONAL PAYMENTS



From time to time certain broker-dealers may receive additional cash payments. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may also choose to make the following types of payments to help encourage the sale of its products.




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


------------------------------------------------------------------------------
ADDITIONAL PAYMENT
TYPE                    DESCRIPTION OR EXAMPLES OF PAYMENT
------------------------------------------------------------------------------
Payments for Access     Access to registered representatives and/or broker
or Visibility           dealers such as one-on-one wholesaler visits or
                        attendance at national/regional sales meetings or
                        similar events;  inclusion of our products on a
                        broker-dealer's "preferred list"; participation in or
                        visibility at national and/or regional conferences;
                        articles in broker-dealer or similar publications
                        promoting our services or products
------------------------------------------------------------------------------
Payments for Gifts &    Occasional meals and/or entertainment, tickets to
Entertainment           sporting/other events, and other gifts.
------------------------------------------------------------------------------
Payments for            Joint marketing campaigns, broker-dealer event
Marketing Support       participation/advertising; sponsorship of broker-
                        dealer sales contests or promotions in which
                        participants (including registered representatives)
                        receive prizes such as travel, awards, merchandise or
                        other recognition
------------------------------------------------------------------------------
Payments for            Sales support through the provision of hardware,
Technical Type          software, or  links to our websites from broker-dealer
Support                 websites and other expense allowance or reimbursement
------------------------------------------------------------------------------
Payments for            Educational, due diligence, sales or training
Training                seminars, conferences and programs, sales and service
                        desk training, and/or client or prospect seminar
                        sponsorships.
------------------------------------------------------------------------------




These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on purchase payments or contract values. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 7.50% of purchase payments (i.e., base commission plus additional payments). A marketing allowance paid to a broker-dealer is not subject to any specified limit based on the purchase payments or contract values attributable to contracts sold by the broker-dealer. Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contact owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 7.50% of purchase payments.



NON-CASH COMPENSATION



In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial either we or Securian Financial, will pay credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based on their production or persistency. Finally, registered representatives may also be eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this prospectus.



All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.


PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when


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

administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

THE GENERAL ACCOUNT AND THE GUARANTEED TERM ACCOUNT

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our general account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to those. Disclosures relating to interests in these options however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.

The guaranteed interest rate on new amounts allocated or transferred to the general account or a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.

The guaranteed term account is a separate account of Minnesota Life titled "Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.

Guarantee Periods of the Guaranteed Term Account. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.

Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.

Renewals. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or the general account or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a DSC). You may make your election during the period 30 days prior to or immediately following the renewal date of each guarantee period without having the market value adjustment applied. If a renewal date falls on a non-valuation date, the next following valuation date shall be used.

If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which does not extend beyond the maturity date previously elected in the contract. The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the general account.

Transfers. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period to the variable annuity account or general account options. Transfers prior to the end of a guarantee period may be subject to a market value adjustment, which is described below. The market value adjustment, if applicable, may increase or decrease the amount of the transfer. For further information regarding transfers, see the heading "Transfers" in this Prospectus.

The contract owner must specify the guarantee period from or to which a transfer is to be made.

Withdrawals. The contract owner may make withdrawals of, or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account:

     (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract);

     (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and

     (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.

In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

Withdrawals from the contract may also be subject to income tax and a 10% penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.



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

Market Value Adjustment. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.

The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

                               (1 + i)          (n/12)

                            ------------                 -1
                          [(1 + j + .0025)]



where i = Treasury Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.

       j = Treasury Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity payments with a maturity equal to the number of whole months remaining in the guarantee period.
       n = the number of whole months remaining in the guarantee period.

If a Treasury Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Treasury Rates with maturity closest to the period being measured. If Treasury Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.

We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:

     (a) transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days prior to or immediately following the renewal date of each guarantee period;

     (b) amounts payable as a death benefit; and

     (c) amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.

However, amounts withdrawn or surrendered may be subject to the deferred sales charge.

VOTING RIGHTS

We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the variable annuity account. One of the effects of proportional voting is that a small number of contract owners may determine the outcome of the vote. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 403(b), 408(b), 408A or 457 of the Code ("Tax Qualified Accounts"). This annuity contract will no longer be issued to Section 403(b) plans effective May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.


For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or



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interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax adviser.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.


In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends, received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.


TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.


There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity: (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.




If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the


                                                                         Page 83

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increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.


DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Advantus Series Fund is an affiliate of ours, we do not control the Advantus Series Fund nor the investments of its portfolios. Nonetheless, we believe that each portfolio of the Advantus Series Fund in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to


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attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXES PAYABLE ON OPTIONAL RIDERS

The GLWB and GMWB options provide benefits that are different from the usual benefits available under variable annuity contracts. If you elect these options a contract owner or beneficiary may be allowed to take withdrawals under the option even after the contract value is equal to zero. Like any withdrawal under the option it is treated as a withdrawal from the contract for income tax purposes. If the investment in the contract has been fully recovered for tax purposes, then these withdrawals are generally included in the taxpayer's income.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by

                                                                         Page 85

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the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:


     - where the taxpayer is 59 1/2 or older,

     - where payment is made on account of the taxpayer's disability, or

     - where payment is made by reason of the death of the owner, and

     - in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

     (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

     (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.



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The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

     - contributions in excess of specified limits;

     - distributions prior to age 59 1/2 (subject to certain exceptions);

     - distributions that do not conform to specified minimum distribution rules; and

     - other specified circumstances.


We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract under a qualified plan who requests such a partial withdrawal of the effects of the withdrawal on the contract prior to processing the withdrawal.




For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.


To the extent the optional death benefit riders alter the timing or the amount of the payment of distributions under a qualified contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.

In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the contract value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:
     - one of a series of substantially equal annual (or more frequent) payments made:
         -- over the life or life expectancy of the employee, -- over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or
         -- for a specified period of ten years or more,
     - a required minimum distribution,
     - a hardship distribution, or
     - the non-taxable portion of a distribution.



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Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISOR

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax advisor.
PERFORMANCE DATA

From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying portfolios first became available to the variable annuity account under other contracts issued by us. The money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.
STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:

     General Information and History
     Distribution of Contract
     Performance
     Independent Registered Public Accounting Firm
     Registration Statement
     Financial Statements




                                                                         Page 89

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RULE 12H-7 REPRESENTATION:



Consistent with well established industry and SEC practice, Minnesota Life does not believe that the Company is subject to the periodic reporting requirements of the Securities Exchange Act of 1934 (the "Securities Exchange Act") as depositor of the Variable Annuity Account or for any other Variable Separate account for which we act as Depositor. Nevertheless, to the extent the SEC takes the position that insurance company depositors of variable insurance product separate accounts registered with the SEC are subject to the periodic reporting requirements of the Securities Exchange Act, Minnesota Life intends to rely upon the exemption from those requirements set forth in Rule 12h-7 under the Securities Exchange Act to the extent necessary to avoid any such periodic reporting obligation.




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     APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS



The table below is designed to help you understand how the sub-account options have performed. It shows the value of a sub-account unit at the beginning and end of each period, as well as the number of sub-account units at the end of each period. A sub-account unit is also referred to as an Accumulation Unit. Each possible charge combination is reflected in the following tables. You should read the table in conjunction with the financial statements for the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company. The financial statements of the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.

1.20% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.14           $1.15         48,118,946
  2006................      $1.10           $1.14         33,514,194
  2005................      $1.09           $1.10         20,858,509
  2004................      $1.05           $1.09         11,919,467
  2003................      $1.00(a)        $1.05          4,050,332
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $0.96           $1.03          8,529,734
  2006................      $0.93           $0.96          3,663,256
  2005................      $1.00(o)        $0.93            455,676
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.78           $1.89          9,622,873
  2006................      $1.64           $1.78          6,746,260
  2005................      $1.48           $1.64          4,210,369
  2004................      $1.29           $1.48          2,242,988
  2003................      $1.00(a)        $1.29            507,973
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2007................      $1.54           $1.60          3,688,436
  2006................      $1.35           $1.54          3,836,976
  2005................      $1.31           $1.35          3,569,303
  2004................      $1.20           $1.31          3,501,409
  2003................      $1.00(a)        $1.20          1,402,754
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.03           $1.07         12,798,638
  2006................      $1.00           $1.03          9,540,026
  2005................      $0.99           $1.00          7,343,757
  2004................      $0.99           $0.99          3,159,203
  2003................      $1.00(a)        $0.99          3,383,922
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $1.13           $1.15         16,487,429
  2006................      $1.08           $1.13         12,562,773
  2005................      $1.07           $1.08         10,568,444
  2004................      $1.03           $1.07          7,409,963
  2003................      $1.00(a)        $1.03          2,612,510
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $2.70           $2.24          7,089,461
  2006................      $2.09           $2.70          6,050,238
  2005................      $1.90           $2.09          4,803,277
  2004................      $1.42           $1.90          3,456,938
  2003................      $1.00(a)        $1.42            950,460
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2007................      $1.35           $1.36            548,771
  2006................      $1.24           $1.35            574,036
  2005................      $1.19           $1.24            553,543
  2004................      $1.12           $1.19            588,181
  2003................      $1.00(a)        $1.12            260,103
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2007................      $1.52           $1.68          2,350,542
  2006................      $1.41           $1.52          1,623,587
  2005................      $1.36           $1.41            243,875
  2004................      $1.23           $1.36            248,112
  2003................      $1.00(a)        $1.23            138,031
AIM V.I. CORE EQUITY SUB-ACCOUNT(q):
  2007................      $1.45           $1.54            111,928
  2006................      $1.27           $1.45             96,828
  2005................      $1.22           $1.27            105,613
  2004................      $1.17           $1.22             87,864
  2003................      $1.00(a)        $1.17             37,859
AIM V.I. SMALL CAP EQUITY SUB-ACCOUNT:
  2007................      $1.00(a)        $0.92              7,920
ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
  2007................      $1.00(a)        $0.92             28,309
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2007................      $1.61           $1.58            809,084
  2006................      $1.39           $1.61            772,992
  2005................      $1.35           $1.39            758,395
  2004................      $1.21           $1.35            818,506
  2003................      $1.00(a)        $1.21            261,738
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.24           $1.49         15,942,258
  2006................      $1.30           $1.24         17,469,933
  2005................      $1.29           $1.30         12,801,249
  2004................      $1.18           $1.29          8,060,562
  2003................      $1.00(a)        $1.18          2,352,141
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2007................      $1.69           $1.58         11,396,807
  2006................      $1.45           $1.69          8,782,744
  2005................      $1.40           $1.45          3,816,015
  2004................      $1.24           $1.40          1,080,553
  2003................      $1.00(a)        $1.24            312,590
AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
  2007................      $1.00(a)        $1,05            154,073
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $1.81           $2.09          9,343,176
  2006................      $1.64           $1.81          7,688,216
  2005................      $1.42           $1.64          5,312,338
  2004................      $1.25           $1.42          3,078,053
  2003................      $1.00(a)        $1.25          1,141,186
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.67           $1.67         26,600,191
  2006................      $1.41           $1.67         22,919,185
  2005................      $1.35           $1.41         17,786,919
  2004................      $1.23           $1.35         12,175,897
  2003................      $1.00(a)        $1.23          3,848,018
FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
  2007................      $1.00(a)        $0.98             57,424

1.20% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2007................      $2.17           $2.47          5,434,177
  2006................      $1.95           $2.17          4,567,617
  2005................      $1.68           $1.95          3,708,571
  2004................      $1.36           $1.68          2,423,114
  2003................      $1.00(a)        $1.36          1,038,040
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2007................      $1.39           $1.46            744,188
  2006................      $1.27           $1.39            832,026
  2005................      $1.27           $1.27            836,888
  2004................      $1.19           $1.27            625,835
  2003................      $1.00(a)        $1.19            195,555
FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
  2007................      $1.00(a)        $0.91             52,133
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2007................      $1.58           $1.73          1,388,660
  2006................      $1.47           $1.58          1,257,807
  2005................      $1.42           $1.47          1,128,904
  2004................      $1.29           $1.42          1,095,875
  2003................      $1.00(a)        $1.29            416,055
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2007................      $1.73           $1.77          2,995,238
  2006................      $1.48           $1.73          1,975,878
  2005................      $1.35           $1.48          1,063,302
  2004................      $1.21           $1.35            733,543
  2003................      $1.00(a)        $1.21            287,026
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.88           $3.66          3,143,808
  2006................      $2.27           $2.88          3,106,321
  2005................      $1.81           $2.27          1,929,404
  2004................      $1.47           $1.81            967,328
  2003................      $1.00(a)        $1.47            299,235
IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(a)        $0.94             72,541
IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(a)        $0.97            948,553
IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(a)        $1.01             82,427
IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(a)        $0.95            588,114
IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(a)        $0.99            159,543
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2007................      $1.38           $1.50          4,258,890
  2006................      $1.26           $1.38          3,321,846
  2005................      $1.19           $1.26          1,770,552
  2004................      $1.11           $1.19          1,000,508
  2003................      $1.00(a)        $1.11            320,021
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2007................      $1.59           $2.15          2,173,935
  2006................      $1.47           $1.59          1,649,793
  2005................      $1.33           $1.47            969,860
  2004................      $1.14           $1.33            490,845
  2003................      $1.00(a)        $1.14             75,843
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.90           $3.67          6,989,389
  2006................      $2.00           $2.90          5,118,011
  2005................      $1.53           $2.00          2,425,839
  2004................      $1.31           $1.53          1,357,080
  2003................      $1.00(a)        $1.31            211,619
JANUS ASPEN: MID CAP VALUE SUB-ACCOUNT:
  2007................      $1.00(a)        $0.95              8,020
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2007................      $1.35           $1.48          2,663,281
  2006................      $1.28           $1.35            249,928
  2005................      $1.24           $1.28            215,962
  2004................      $1.15           $1.24            213,414
  2003................      $1.00(a)        $1.15            229,166
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2007................      $1.49           $1.62            135,748
  2006................      $1.48           $1.49            249,154
  2005................      $1.45           $1.48            271,698
  2004................      $1.29           $1.45            336,594
  2003................      $1.00(a)        $1.29            105,746
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $1.56           $1.58          2,042,933
  2006................      $1.40           $1.56          2,253,749
  2005................      $1.35           $1.40          2,360,130
  2004................      $1.29           $1.35          2,214,794
  2003................      $1.00(a)        $1.29            780,498
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $1.70           $1.80          4,671,717
  2006................      $1.43           $1.70            737,678
  2005................      $1.35           $1.43            517,851
  2004................      $1.19           $1.35            429,318
  2003................      $1.00(a)        $1.19            146,463
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
  2007................      $1.00(a)        $0.96             12,411
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2007................      $1.42           $1.60            744,775
  2006................      $1.34           $1.42            828,465
  2005................      $1.29           $1.34            742,315
  2004................      $1.23           $1.29            673,525
  2003................      $1.00(a)        $1.23            289,222
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.40           $1.38         11,888,614
  2006................      $1.30           $1.40          8,662,620
  2005................      $1.29           $1.30          5,728,386
  2004................      $1.20           $1.29          3,216,830
  2003................      $1.00(a)        $1.20            998,460
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT:
  2007................      $1.00(a)        $0.91             10,557
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2007................      $2.36           $2.63            667,258
  2006................      $1.85           $2.36            713,143
  2005................      $1.63           $1.85            643,404
  2004................      $1.40           $1.63            673,232
  2003................      $1.00(a)        $1.40            223,759
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $1.56           $1.45            856,683
  2006................      $1.37           $1.56            787,841
  2005................      $1.31           $1.37            610,385
  2004................      $1.20           $1.31            440,423
  2003................      $1.00(a)        $1.20            184,694
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $2.00            2.14          1,479,790
  2006................      $1.58           $2.00          1,617,912
  2005................      $1.43           $1.58          1,928,701
  2004................      $1.24           $1.43          1,894,571
  2003................      $1.00(a)        $1.24          1,007,114
PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
  2007................      $1.59           $1.66            138,017
  2006................      $1.48           $1.59             39,821
  2005................      $1.36           $1.48             35,583
  2004................      $1.25           $1.36             35,473
  2003................      $1.00(a)        $1.25             21,906

1.20% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2007................      $1.69           $1.59            511,524
  2006................      $1.48           $1.69            361,239
  2005................      $1.41           $1.48            290,135
  2004................      $1.24           $1.41            244,416
  2003................      $1.00(a)        $1.24             93,432
PUTNAM VT VOYAGER SUB-ACCOUNT:
  2007................      $1.33           $1.38            145,602
  2006................      $1.27           $1.33            244,923
  2005................      $1.22           $1.27            270,795
  2004................      $1.17           $1.22            134,217
  2003................      $1.00(a)        $1.17             85,961
VAN KAMPEN UIF EMERGING MARKETS EQUITY SUB-ACCOUNT:
  2007................      $1.00(a)        $0.97            196,735
VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
  2007................      $1.00(a)        $0.95              3,000
VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(r):
  2007................      $1.36           $1.57             22,954
  2006................      $1.34           $1.36             34,764
  2005................      $1.26           $1.34             45,837
  2004................      $1.19           $1.26             53,734
  2003................      $1.00(a)        $1.19             45,797
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2007................      $1.68           $1.62          1,243,723
  2006................      $1.46           $1.68          1,359,859
  2005................      $1.42           $1.46          1,244,736
  2004................      $1.23           $1.42            705,527
  2003................      $1.00(a)        $1.23            202,627
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $1.70           $1.72            889,008
  2006................      $1.48           $1.70            820,853
  2005................      $1.37           $1.48            452,178
  2004................      $1.21           $1.37            187,806
  2003................      $1.00(a)        $1.21             53,413
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  2007................      $1.73           $2.46          6,276,027
  2006................      $1.45           $1.73          4,486,389
  2005................      $1.18           $1.45          1,589,016
  2004................      $1.06           $1.18            431,560
  2003................      $1.00(b)        $1.06             89,344
W&R TARGET BALANCED SUB-ACCOUNT:
  2007................      $1.31           $1.47          1,371,834
  2006................      $1.19           $1.31          1,433,432
  2005................      $1.15           $1.19          1,288,429
  2004................      $1.06           $1.15          1,242,649
  2003................      $1.00(c)        $1.06            182,287
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  2007................      $1.46           $1.65            275,157
  2006................      $1.27           $1.46            252,261
  2005................      $1.18           $1.27            150,752
  2004................      $1.09           $1.18             87,243
  2003................      $1.00(d)        $1.09             46,268
W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2007................      $1.55           $2.20          2,073,223
  2006................      $1.25           $1.55          1,333,276
  2005................      $1.00(o)        $1.25            525,794
W&R TARGET GROWTH SUB-ACCOUNT:
  2007                      $1.24           $1.54         13,613,389
  2006................      $1.19           $1.24         10,186,222
  2005................      $1.09           $1.19          2,926,186
  2004................      $1.06           $1.09            408,391
  2003................      $1.00(e)        $1.06             52,097
W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2007................      $1.75           $2.09            920,302
  2006................      $1.46           $1.75            921,933
  2005................      $1.27           $1.46            679,819
  2004................      $1.13           $1.27            463,586
  2003................      $1.00(b)        $1.13            209,044
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $2.36           $2.56         15,189,892
  2006................      $1.84           $2.36         13,200,487
  2005................      $1.68           $1.84          9,171,847
  2004................      $1.38           $1.68          5,193,099
  2003................      $1.00(f)        $1.38          1,620,424
W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
  2007................      $2.16           $2.27            361,770
  2006................      $1.95           $2.16            426,209
  2005................      $1.63           $1.95            406,914
  2004................      $1.50           $1.63            447,856
  2003................      $1.00(g)        $1.50            250,685
W&R TARGET MID CAP GROWTH SUB-ACCOUNT:
  2007................      $1.29           $1.44             66,127
  2006................      $1.20           $1.29             51,449
  2005................      $1.00(o)        $1.20             14,252
W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2007................      $1.56           $1.92          1,171,711
  2006................      $1.46           $1.56            611,958
  2005................      $1.26           $1.46            608,978
  2004................      $1.10           $1.26            329,343
  2003................      $1.00(b)        $1.10             50,270
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $1.41           $1.58          2,720,733
  2006................      $1.36           $1.41          2,225,731
  2005................      $1.22           $1.36          1,282,022
  2004................      $1.08           $1.22            734,842
  2003................      $1.00(h)        $1.08            247,050
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.90           $1.80          7,110,184
  2006................      $1.65           $1.90          5,599,389
  2005................      $1.60           $1.65          4,239,998
  2004................      $1.41           $1.60          2,432,793
  2003................      $1.00(i)        $1.41            529,377
W&R TARGET VALUE SUB-ACCOUNT:
  2007................      $1.48           $1.49            449,815
  2006................      $1.29           $1.48            450,596
  2005................      $1.25           $1.29            471,374
  2004................      $1.10           $1.25            376,198
  2003................      $1.00(j)        $1.10             69,674




1.35% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.13           $1.14         15,160,550
  2006................      $1.09           $1.13         11,182,508
  2005................      $1.08           $1.09          8,486,248
  2004................      $1.04           $1.08          5,158,518
  2003................      $1.00(a)        $1.04          2,310,981
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $0.95           $1.03          2,192,905
  2006................      $0.93           $0.95            958,309
  2005................      $1.00(o)        $0.93             97,410

1.35% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.77           $1.87          3,382,908
  2006................      $1.63           $1.77          2,575,873
  2005................      $1.48           $1.63          1,924,438
  2004................      $1.29           $1.48          1,129,429
  2003................      $1.00(a)        $1.29            317,549
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2007................      $1.53           $1.59          1,516,239
  2006................      $1.35           $1.53          1,590,078
  2005................      $1.31           $1.35          1,551,330
  2004................      $1.20           $1.31          1,452,530
  2003................      $1.00(a)        $1.20            580,863
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.03           $1.06          3,998,073
  2006................      $1.00           $1.03          2,566,935
  2005................      $0.99           $1.00          2,537,178
  2004................      $0.99           $0.99          1,683,971
  2003................      $1.00(a)        $0.99            824,412
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $1.12           $1.14          4,526,118
  2006................      $1.08           $1.12          3,931,682
  2005................      $1.06           $1.08          3,374,319
  2004................      $1.03           $1.06          2,715,037
  2003................      $1.00(a)        $1.03          1,619,373
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $2.68           $2.23          2,664,447
  2006................      $2.08           $2.68          2,383,375
  2005................      $1.90           $2.08          2,080,831
  2004................      $1.42           $1.90          1,631,551
  2003................      $1.00(a)        $1.42            550,986
ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
  2007................      $1.00(s)        $0.92             13,930
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2007................      $1.34            1.35            156,668
  2006................      $1.23           $1.34            159,762
  2005................      $1.19           $1.23            177,349
  2004................      $1.12           $1.19            170,466
  2003................      $1.00(a)        $1.12             15,941
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2007................      $1.51           $1.67            856,871
  2006................      $1.41           $1.51            920,561
  2005................      $1.35           $1.41            483,854
  2004................      $1.23           $1.35            284,645
  2003................      $1.00(a)        $1.23            118,549
AIM V.I. CORE EQUITY SUB-ACCOUNT(q):
  2007................      $1.44           $1.53             57,671
  2006................      $1.27           $1.44             52,467
  2005................      $1.22           $1.27             55,657
  2004................      $1.17           $1.22             49,017
  2003................      $1.00(a)        $1.17             32,726
AIM V.I. SMALL CAP EQUITY SUB-ACCOUNT:
  2007................      $1.00(s)        $0.92             10,525
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2007................      $1.60           $1.57            346,466
  2006................      $1.39           $1.60            301,322
  2005................      $1.34           $1.39            297,018
  2004................      $1.21           $1.34            257,536
  2003................      $1.00(a)        $1.21            167,610
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.24           $1.47          6,322,688
  2006................      $1.30           $1.24          6,592,468
  2005................      $1.29           $1.30          5,504,348
  2004................      $1.18           $1.29          3,608,359
  2003................      $1.00(a)        $1.18          1,564,450
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2007................      $1.68           $1.57          3,937,219
  2006................      $1.44           $1.68          3,198,081
  2005................      $1.39           $1.44          1,694,824
  2004................      $1.24           $1.39            924,798
  2003................      $1.00(a)        $1.24            149,145
AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
  2007................      $1.00(s)        $1.05             43,636
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $1.80           $2.08          3,122,853
  2006................      $1.63           $1.80          2,917,848
  2005................      $1.42           $1.63          1,966,384
  2004................      $1.25           $1.42          1,095,190
  2003................      $1.00(a)        $1.25            259,738
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.66           $1.66          9,341,506
  2006................      $1.40           $1.66          8,340,655
  2005................      $1.35           $1.40          7,251,137
  2004................      $1.23           $1.35          4,911,473
  2003................      $1.00(a)        $1.23          2,223,503
FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
  2007................      $1.00(s)        $0.98             63,706
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2007................      $2.16           $2.45          2,478,175
  2006................      $1.95           $2.16          2,390,509
  2005................      $1.67           $1.95          1,978,108
  2004................      $1.36           $1.67          1,450,448
  2003................      $1.00(a)        $1.36            690,554
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2007................      $1.38           $1.45            729,961
  2006................      $1.26           $1.38            697,531
  2005................      $1.27           $1.26            656,498
  2004................      $1.19           $1.27            437,111
  2003................      $1.00(a)        $1.19            100,484
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2007................      $1.57           $1.72            620,970
  2006................      $1.46           $1.57            473,441
  2005................      $1.41           $1.46            495,260
  2004................      $1.28           $1.41            452,413
  2003................      $1.00(a)        $1.28            200,483
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2007................      $1.72           $1.75          1,284,209
  2006................      $1.47           $1.72          1,074,999
  2005................      $1.35           $1.47            822,813
  2004................      $1.21           $1.35            631,624
  2003................      $1.00(a)        $1.21            181,452
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.86           $3.63          1,245,857
  2006................      $2.26           $2.86          1,203,350
  2005................      $1.80           $2.26            837,886
  2004................      $1.46           $1.80            364,793
  2003................      $1.00(a)        $1.46            151,859
IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.94              3,708
IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.97            277,406
IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.95             77,329
IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.99            243,324

1.35% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2007................      $1.37           $1.49            978,608
  2006................      $1.26           $1.37            886,029
  2005................      $1.18           $1.26            425,770
  2004................      $1.11           $1.18            258,244
  2003................      $1.00(a)        $1.11             54,872
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2007................      $1.58           $2.13          1,804,287
  2006................      $1.47           $1.58            888,752
  2005................      $1.32           $1.47            654,822
  2004................      $1.14           $1.32            266,491
  2003................      $1.00(a)        $1.14             75,522
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.88           $3.64          2,503,151
  2006................      $1.99           $2.88          2,000,468
  2005................      $1.53           $1.99          1,171,170
  2004................      $1.31           $1.53            509,541
  2003................      $1.00(a)        $1.31            147,893
JANUS ASPEN: MID CAP VALUE SUB-ACCOUNT:
  2007................      $1.00(s)        $0.95              1,071
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2007................      $1.35           $1.47            787,878
  2006................      $1.27           $1.35            150,240
  2005................      $1.24           $1.27            157,515
  2004................      $1.15           $1.24            131,435
  2003................      $1.00(a)        $1.15             78,861
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2007................      $1.49           $1.61            104,928
  2006................      $1.47           $1.49            109,100
  2005................      $1.45           $1.47            117,112
  2004................      $1.29           $1.45            130,385
  2003................      $1.00(a)        $1.29             56,086
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $1.56           $1.57            956,275
  2006................      $1.40           $1.56          1,001,371
  2005................      $1.35           $1.40          1,042,444
  2004................      $1.29           $1.35          1,023,167
  2003................      $1.00(a)        $1.29            468,745
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $1.69           $1.79          1,579,186
  2006................      $1.42           $1.69            553,260
  2005................      $1.35           $1.42            414,023
  2004................      $1.19           $1.35            289,933
  2003................      $1.00(a)        $1.19            237,605
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2007................      $1.42           $1.59            515,659
  2006................      $1.33           $1.42          1,133,679
  2005................      $1.29           $1.33          1,094,462
  2004................      $1.22           $1.29            751,742
  2003................      $1.00(a)        $1.22            342,724
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.39           $1.37          4,092,334
  2006................      $1.29           $1.39          3,372,805
  2005................      $1.28           $1.29          2,681,369
  2004................      $1.19           $1.28          1,655,540
  2003................      $1.00(a)        $1.19            826,137
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2007................      $2.34           $2.61            423,539
  2006................      $1.84           $2.34            529,300
  2005................      $1.62           $1.84            512,059
  2004................      $1.40           $1.62            508,339
  2003................      $1.00(a)        $1.40            210,842
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $1.56           $1.44            147,283
  2006................      $1.36           $1.56            168,555
  2005................      $1.31           $1.36            162,554
  2004................      $1.20           $1.31            153,052
  2003................      $1.00(a)        $1.20             76,447
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $1.99           $2.12            980,252
  2006................      $1.58           $1.99          1,070,793
  2005................      $1.42           $1.58          1,247,119
  2004................      $1.24           $1.42          1,211,494
  2003................      $1.00(a)        $1.24            812,657
PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
  2007................      $1.58           $1.65             30,404
  2006................      $1.47           $1.58             22,878
  2005................      $1.36           $1.47             22,944
  2004................      $1.25           $1.36             42,399
  2003................      $1.00(a)        $1.25             42,463
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2007................      $1.68           $1.58            300,449
  2006................      $1.47           $1.68            301,527
  2005................      $1.41           $1.47            255,002
  2004................      $1.24           $1.41            209,351
  2003................      $1.00(a)        $1.24            127,845
PUTNAM VT VOYAGER SUB-ACCOUNT:
  2007................      $1.32           $1.37            103,714
  2006................      $1.27           $1.32             71,447
  2005................      $1.21           $1.27             62,302
  2004................      $1.17           $1.21             59,115
  2003................      $1.00(a)        $1.17             22,527
VAN KAMPEN UIF EMERGING MARKETS EQUITY SUB-ACCOUNT:
  2007................      $1.00(s)        $0.97             26,136
VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(r)(t):
  2007................      $1.35           $1.55              7,422
  2006................      $1.33           $1.35            166,492
  2005................      $1.26           $1.33            151,456
  2004................      $1.19           $1.26             82,490
  2003................      $1.00(a)        $1.19             33,590
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2007................      $1.67           $1.61            991,699
  2006................      $1.46           $1.67          1,591,855
  2005................      $1.42           $1.46          1,516,246
  2004................      $1.22           $1.42            908,628
  2003................      $1.00(a)        $1.22            345,832
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $1.69           $1.71            636,593
  2006................      $1.48           $1.69            611,730
  2005................      $1.36           $1.48            565,198
  2004................      $1.21           $1.36            292,950
  2003................      $1.00(a)        $1.21             88,941
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  2007................      $1.72           $2.44          1,639,480
  2006................      $1.45           $1.72            896,682
  2005................      $1.18           $1.45            407,361
  2004................      $1.06           $1.18            149,437
  2003................      $1.00(b)        $1.06                198
W&R TARGET BALANCED SUB-ACCOUNT:
  2007................      $1.30           $1.46            684,971
  2006................      $1.18           $1.30            694,301
  2005................      $1.14           $1.18            628,717
  2004................      $1.06           $1.14            532,789
  2003................      $1.00(c)        $1.06             65,760

1.35% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  2007................      $1.46           $1.64            229,585
  2006................      $1.26           $1.46            184,112
  2005................      $1.17           $1.26             76,509
  2004................      $1.09           $1.17             50,870
  2003................      $1.00(d)        $1.09             43,478
W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2007................      $1.55           $2.19            605,879
  2006................      $1.25           $1.55            291,183
  2005................      $1.00(o)        $1.25            130,524
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.23           $1.53          4,054,688
  2006................      $1.19           $1.23          2,942,310
  2005................      $1.08           $1.19          1,105,821
  2004................      $1.06           $1.08            223,799
  2003................      $1.00(e)        $1.06             79,652
W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2007................      $1.74           $2.08            327,698
  2006................      $1.46           $1.74            305,687
  2005................      $1.27           $1.46            250,536
  2004................      $1.13           $1.27            207,174
  2003................      $1.00(b)        $1.13             70,932
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $2.35           $2.54          4,916,952
  2006................      $1.83           $2.35          4,421,082
  2005................      $1.67           $1.83          3,796,446
  2004................      $1.38           $1.67          2,306,885
  2003................      $1.00(f)        $1.38            808,741
W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
  2007................      $2.15           $2.26            177,821
  2006................      $1.94           $2.15            175,916
  2005................      $1.63           $1.94            158,321
  2004................      $1.50           $1.63            183,198
  2003................      $1.00(g)        $1.50            108,900
W&R TARGET MID CAP GROWTH SUB-ACCOUNT:
  2007................      $1.29           $1.43             22,906
  2006................      $1.20           $1.29             14,270
  2005................      $1.00(o)        $1.20              2,915
W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2007................      $1.55           $1.90            392,135
  2006................      $1.46           $1.55            345,611
  2005................      $1.26           $1.46            275,524
  2004................      $1.10           $1.26            176,188
  2003................      $1.00(b)        $1.10                189
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $1.40           $1.57            985,866
  2006................      $1.35           $1.40            828,204
  2005................      $1.21           $1.35            567,530
  2004................      $1.08           $1.21            283,185
  2003................      $1.00(h)        $1.08             24,766
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.89           $1.79          2,584,782
  2006................      $1.64           $1.89          2,151,293
  2005................      $1.60           $1.64          1,625,997
  2004................      $1.41           $1.60            829,993
  2003................      $1.00(i)        $1.41            194,880
W&R TARGET VALUE SUB-ACCOUNT:
  2007................      $1.48           $1.49            212,811
  2006................      $1.28           $1.48            177,112
  2005................      $1.24           $1.28            187,132
  2004................      $1.10           $1.24            109,260
  2003................      $1.00(j)        $1.10             16,664




1.45% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.12           $1.13         1,701,616
  2006................      $1.09           $1.12         1,530,454
  2005................      $1.08           $1.09         1,593,189
  2004................      $1.04           $1.08         1,322,060
  2003................      $1.00(a)        $1.04           750,598
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $0.95           $1.03           132,842
  2006................      $0.93           $0.95            11,908
  2005................      $1.00(o)        $0.93             2,523
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.76           $1.86           358,537
  2006................      $1.63           $1.76           341,590
  2005................      $1.47           $1.63           360,677
  2004................      $1.29           $1.47           248,521
  2003................      $1.00(a)        $1.29            52,629
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2007................      $1.53           $1.58           142,292
  2006................      $1.34           $1.53           150,739
  2005................      $1.30           $1.34           150,459
  2004................      $1.20           $1.30           150,966
  2003................      $1.00(a)        $1.20           116,690
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.02           $1.06           368,468
  2006................      $0.99           $1.02           487,498
  2005................      $0.98           $0.99           462,948
  2004................      $0.99           $0.98           497,929
  2003................      $1.00(a)        $0.99           383,955
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $1.12           $1.14           331,277
  2006................      $1.08           $1.12           306,441
  2005................      $1.06           $1.08           329,786
  2004................      $1.03           $1.06           333,698
  2003................      $1.00(a)        $1.03           266,265
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $2.67           $2.22           250,232
  2006................      $2.07           $2.67           256,543
  2005................      $1.89           $2.07           286,850
  2004................      $1.42           $1.89           244,243
  2003................      $1.00(a)        $1.42           176,170
ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
  2007................      $1.00(s)        $0.92            17,042
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2007................      $1.33           $1.34             5,554
  2006................      $1.23           $1.33             5,834
  2005................      $1.18           $1.23             6,021
  2004................      $  --           $1.18             6,408
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2007................      $1.51           $1.66            58,431
  2006................      $1.40           $1.51            35,742
  2005................      $1.35           $1.40            30,285
  2004................      $1.23           $1.35            28,884
  2003................      $1.00(a)        $1.23            20,585
AIM V.I. CORE EQUITY SUB-ACCOUNT(q):
  2007................      $1.43           $1.52             2,327
  2006................      $1.26           $1.43             2,733
  2005................      $1.22           $1.26             1,674
  2004................      $1.17           $1.22             1,680
  2003................      $1.00(a)        $1.17             1,687

1.45% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2007................      $1.59           $1.56            62,747
  2006................      $1.38           $1.59            63,157
  2005................      $1.34           $1.38            61,397
  2004................      $1.21           $1.34            46,095
  2003................      $1.00(a)        $1.21            41,381
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.23           $1.47         1,048,382
  2006................      $1.29           $1.23         1,178,641
  2005................      $1.29           $1.29         1,221,552
  2004................      $1.18           $1.29         1,035,414
  2003................      $1.00(a)        $1.18           584,173
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2007................      $1.68           $1.56           250,812
  2006................      $1.44           $1.68           188,322
  2005................      $1.39           $1.44           182,213
  2004................      $1.23           $1.39            43,689
  2003................      $1.00(a)        $1.23            21,199
AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
  2007................      $1.00(s)        $1.05             7,525
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $1.79           $2.07           205,374
  2006................      $1.63           $1.79           201,794
  2005................      $1.42           $1.63           175,114
  2004................      $1.25           $1.42           121,528
  2003................      $1.00(a)        $1.25            85,547
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.66           $1.65         1,243,553
  2006................      $1.40           $1.66         1,339,184
  2005................      $1.35           $1.40         1,526,416
  2004................      $1.23           $1.35         1,296,829
  2003................      $1.00(a)        $1.23           696,476
FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
  2007................      $1.00(s)        $0.98             2,759
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2007................      $2.15           $2.44           176,998
  2006................      $1.94           $2.15           213,117
  2005................      $1.67           $1.94           219,197
  2004................      $1.36           $1.67           181,006
  2003................      $1.00(a)        $1.36           181,032
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2007................      $1.38           $1.44            35,334
  2006................      $1.26           $1.38            35,744
  2005................      $1.26           $1.26            34,753
  2004................      $1.19           $1.26            15,008
  2003................      $1.00(a)        $1.19            11,918
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2007................      $1.56           $1.71            14,045
  2006................      $1.46           $1.56            21,468
  2005................      $1.41           $1.46            20,794
  2004................      $1.28           $1.41            15,082
  2003................      $1.00(a)        $1.28            21,103
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2007................      $1.71           $1.74            79,058
  2006................      $1.47           $1.71            72,440
  2005................      $1.35           $1.47            57,221
  2004................      $1.21           $1.35            52,742
  2003................      $1.00(a)        $1.21            65,954
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.85           $3.62           102,683
  2006................      $2.26           $2.85           112,218
  2005................      $1.80           $2.26           118,241
  2004................      $1.46           $1.80            59,201
  2003................      $1.00(a)        $1.46            36,575
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2007................      $1.36           $1.48             4,013
  2006................      $1.25           $1.36             4,200
  2005................      $1.18           $1.25             5,914
  2004................      $1.11           $1.18             6,005
  2003................      $1.00(a)        $1.11            11,339
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2007................      $1.57           $2.12            27,445
  2006................      $1.46           $1.57            25,054
  2005................      $1.32           $1.46             3,985
  2004................      $1.13           $1.32               187
  2003................      $1.00(a)        $1.13             5,716
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.87           $3.62           180,414
  2006................      $1.99           $2.87           160,438
  2005................      $1.53           $1.99           165,420
  2004................      $1.31           $1.53            79,286
  2003................      $1.00(a)        $1.31            22,559
JANUS ASPEN: MID CAP VALUE SUB-ACCOUNT:
  2007................      $1.00(s)        $0.95             5,710
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2007................      $1.34           $1.47            27,155
  2006................      $1.27           $1.34            23,480
  2005................      $1.23           $1.27            24,111
  2004................      $1.15           $1.23            29,105
  2003................      $1.00(a)        $1.15            28,823
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2007................      $  --           $  --                --
  2006................      $  --           $  --                --
  2005................      $1.45           $  --                --
  2004................      $1.28           $1.45               998
  2003................      $1.00(a)        $1.28               874
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $1.55           $1.56           183,364
  2006................      $1.39           $1.55           205,328
  2005................      $1.35           $1.39           234,937
  2004................      $1.28           $1.35           277,056
  2003................      $1.00(a)        $1.28           129,839
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $1.68           $1.78            30,484
  2006................      $1.41           $1.68             2,569
  2005................      $1.35           $1.41             2,690
  2004................      $1.19           $1.35             2,926
  2003................      $1.00(a)        $1.19             2,937
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2007................      $1.41           $1.58            24,855
  2006................      $1.33           $1.41            31,093
  2005................      $1.29           $1.33            76,062
  2004................      $1.22           $1.29            31,278
  2003................      $1.00(a)        $1.22             3,587
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.38           $1.36           524,941
  2006................      $1.29           $1.38           517,383
  2005................      $1.28           $1.29           535,221
  2004................      $1.19           $1.28           448,019
  2003................      $1.00(a)        $1.19           285,507

1.45% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2007................      $2.33           $2.60            50,850
  2006................      $1.83           $2.33            52,606
  2005................      $1.62           $1.83            50,596
  2004................      $1.40           $1.62            36,763
  2003................      $1.00(a)        $1.40            33,621
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $1.55           $1.43             3,267
  2006................      $1.36           $1.55             3,561
  2005................      $1.31           $1.36             4,067
  2004................      $  --           $1.31             4,633
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $1.98           $2.11           166,582
  2006................      $1.57           $1.98           209,504
  2005................      $1.42           $1.57           236,052
  2004................      $1.24           $1.42           340,209
  2003................      $1.00(a)        $1.24           233,715
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2007................      $1.68           $  --                --
  2006................      $1.47           $1.68             1,374
  2005................      $1.40           $1.47             1,380
  2004................      $1.23           $1.40             1,386
  2003................      $1.00(a)        $1.23             1,392
PUTNAM VT VOYAGER SUB-ACCOUNT:
  2007................      $1.31           $1.36             9,969
  2006................      $1.26           $1.31             9,995
  2005................      $1.21           $1.26            10,021
  2004................      $1.17           $1.21            11,887
  2003................      $1.00(a)        $1.17            20,087
VAN KAMPEN UIF EMERGING MARKETS EQUITY SUB-ACCOUNT:
  2007................      $1.00(s)        $0.97             5,330
VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(r)(t):
  2007................      $1.34           $1.55               492
  2006................      $1.33           $1.34               494
  2005................      $1.25           $1.33               496
  2004................      $1.19           $1.25               498
  2003................      $1.00(a)        $1.19               501
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2007................      $1.66           $1.60           114,559
  2006................      $1.45           $1.66           126,720
  2005................      $1.42           $1.45           106,848
  2004................      $1.22           $1.42            85,100
  2003................      $1.00(a)        $1.22            79,508
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $1.68           $1.70             3,197
  2006................      $1.47           $1.68             3,205
  2005................      $1.36           $1.47             3,555
  2004................      $  --           $1.36             3,226
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  2007................      $1.71           $2.43           238,921
  2006................      $1.45           $1.71           148,646
  2005................      $  --           $1.45            17,529
W&R TARGET BALANCED SUB-ACCOUNT:
  2007................      $1.30           $1.45            33,139
  2006................      $1.18           $1.30            37,678
  2005................      $1.14           $1.18            39,571
  2004................      $1.06           $1.14            27,563
  2003................      $1.00(c)        $1.06            12,448
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  2007................      $1.45           $1.63            15,790
  2006................      $1.26           $1.45            11,012
  2005................      $1.17           $1.26             2,111
  2004................      $  --           $1.17             2,122
W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2007................      $1.54           $2.18            43,208
  2006................      $1.25           $1.54            35,570
  2005................      $1.00(o)        $1.25            26,075
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.23           $1.52           294,058
  2006................      $1.19           $1.23           226,483
  2005................      $1.08           $1.19           169,369
  2004................      $1.06           $1.08             7,285
  2003................      $1.00(e)        $1.06             7,230
W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2007................      $1.73           $2.07             2,888
  2006................      $1.45           $1.73             2,925
  2005................      $1.27           $1.45             2,711
  2004................      $1.13           $1.27             4,867
  2003................      $1.00(b)        $1.13               945
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $2.34           $2.53           579,016
  2006................      $1.83           $2.34           631,462
  2005................      $1.67           $1.83           689,722
  2004................      $1.38           $1.67           510,713
  2003................      $1.00(f)        $1.38           264,972
W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
  2007................      $2.14           $2.25            10,800
  2006................      $1.93           $2.14             8,257
  2005................      $1.62           $1.93            17,361
  2004................      $1.50           $1.62             9,941
  2003................      $1.00(g)        $1.50             6,416
W&R TARGET MID CAP GROWTH SUB-ACCOUNT:
  2007................      $1.29           $1.43             3,029
  2006................      $1.20           $1.29             3,071
  2005................      $1.00(o)        $1.20             3,139
W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2007................      $1.55           $1.90            46,671
  2006................      $1.46           $1.55            42,262
  2005................      $1.26           $1.46            41,938
  2004................      $  --           $1.26            39,254
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $1.40           $1.56            68,169
  2006................      $1.35           $1.40            70,536
  2005................      $1.21           $1.35            74,104
  2004................      $  --           $1.21            38,221
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.89           $1.78           204,606
  2006................      $1.64           $1.89           223,283
  2005................      $1.59           $1.64           241,495
  2004................      $1.41           $1.59            91,912
  2003................      $1.00(i)        $1.41            24,978
W&R TARGET VALUE SUB-ACCOUNT:
  2007................      $1.47           $1.48            12,909
  2006................      $1.28           $1.47            15,010
  2005................      $1.24           $1.28            17,080
  2004................      $  --           $1.24            19,604

1.45% Variable Account Charge Continued



1.50% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.09           $1.10         1,091,165
  2006................      $1.06           $1.09         1,011,277
  2005................      $1.05           $1.06           738,106
  2004................      $1.01           $1.05           365,822
  2003................      $1.00(a)        $1.01            70,134
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $0.95           $1.03            71,456
  2006................      $  --           $0.95            15,607
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.78           $1.88           291,391
  2006................      $1.64           $1.78           285,775
  2005................      $1.49           $1.64           214,362
  2004................      $1.31           $1.49            76,945
  2003................      $1.00(a)        $1.31            15,400
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2007................      $1.54           $1.59            20,451
  2006................      $1.36           $1.54            69,026
  2005................      $1.32           $1.36            72,645
  2004................      $1.21           $1.32            91,422
  2003................      $1.00(a)        $1.21            91,140
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.02           $1.06           346,860
  2006................      $1.00           $1.02           230,672
  2005................      $0.99           $1.00           157,573
  2004................      $0.99           $0.99           149,603
  2003................      $1.00(a)        $0.99            16,001
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $1.09           $1.11           114,592
  2006................      $1.05           $1.09           112,616
  2005................      $1.04           $1.05           112,601
  2004................      $1.01           $1.04           122,441
  2003................      $1.00(a)        $1.01            35,702
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $2.47           $2.05           166,075
  2006................      $1.92           $2.47           169,963
  2005................      $1.75           $1.92           165,745
  2004................      $1.31           $1.75           127,891
  2003................      $1.00(a)        $1.31            55,148
ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
  2007................      $1.00(s)        $0.92            11,159
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2007................      $  --           $  --                --
  2006................      $1.23           $  --                --
  2005................      $1.19           $1.23             2,891
  2004................      $  --           $1.19             4,674
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2007................      $1.52           $1.67             7,683
  2006................      $  --           $1.52             6,538
AIM V.I. CORE EQUITY SUB-ACCOUNT(q):
  2007................      $1.44           $  --                --
  2006................      $1.27           $1.44            14,332
  2005................      $1.21           $1.27            14,440
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2007................      $1.62           $1.59            14,398
  2006................      $1.41           $1.62            14,343
  2005................      $1.37           $1.41            17,053
  2004................      $1.23           $1.37            13,529
  2003................      $1.00(a)        $1.23             9,246
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.23           $1.46           614,237
  2006................      $1.29           $1.23           721,638
  2005................      $1.28           $1.29           526,980
  2004................      $1.18           $1.28           270,454
  2003................      $1.00(a)        $1.18            86,407
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2007................      $1.68           $1.57           253,536
  2006................      $1.44           $1.68           250,439
  2005................      $1.40           $1.44           163,418
  2004................      $  --           $1.40             7,901
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $1.77           $2.05           116,023
  2006................      $1.62           $1.77           101,727
  2005................      $1.41           $1.62            83,103
  2004................      $1.24           $1.41            88,011
  2003................      $1.00(a)        $1.24            36,548
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.69           $1.69           728,291
  2006................      $1.43           $1.69           700,387
  2005................      $1.38           $1.43           606,663
  2004................      $1.26           $1.38           366,035
  2003................      $1.00(a)        $1.26            97,430
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2007................      $2.20           $2.50            47,480
  2006................      $1.99           $2.20            52,327
  2005................      $1.71           $1.99            51,325
  2004................      $1.39           $1.71            63,256
  2003................      $1.00(a)        $1.39            21,169
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2007................      $1.39           $1.45            19,929
  2006................      $1.27           $1.39            27,778
  2005................      $1.28           $1.27            27,856
  2004................      $  --           $1.28            17,567
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2007................      $1.60           $1.75            30,479
  2006................      $1.49           $1.60            32,303
  2005................      $1.45           $1.49            39,795
  2004................      $1.32           $1.45            62,165
  2003................      $1.00(a)        $1.32            45,803
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2007................      $1.69           $1.72            29,253
  2006................      $1.45           $1.69            27,407
  2005................      $1.33           $1.45            19,349
  2004................      $1.20           $1.33            19,930
  2003................      $1.00(a)        $1.20             6,259
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.82           $3.57           101,330
  2006................      $2.23           $2.82           120,951
  2005................      $1.78           $2.23            92,774
  2004................      $1.45           $1.78            64,008
  2003................      $1.00(a)        $1.45            25,022
IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $1.01             2,290
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2007................      $1.34           $1.46            18,524
  2006................      $  --           $1.34            18,806
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2007................      $1.61           $2.17            54,528
  2006................      $1.50           $1.61            23,426
  2005................      $1.35           $1.50            20,716
  2004................      $  --           $1.35            23,274
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.98           $3.75           128,791
  2006................      $2.06           $2.98           138,702
  2005................      $1.58           $2.06           116,405
  2004................      $  --           $1.58            38,679

1.50% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2007................      $1.34           $1.46            29,072
  2006................      $1.26           $1.34            10,147
  2005................      $1.23           $1.26            10,177
  2004................      $1.15           $1.23            12,727
  2003................      $1.00(a)        $1.15            12,765
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2007................      $1.46           $1.58            19,976
  2006................      $1.45           $1.46             4,886
  2005................      $1.43           $1.45             4,901
  2004................      $1.27           $1.43            28,599
  2003................      $1.00(a)        $1.27            36,726
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $1.53           $1.54            73,787
  2006................      $1.38           $1.53            74,789
  2005................      $1.33           $1.38            82,492
  2004................      $1.27           $1.33            96,350
  2003................      $1.00(a)        $1.27            49,273
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $1.72           $1.82            43,980
  2006................      $1.45           $1.72            35,109
  2005................      $1.38           $1.45            38,613
  2004................      $1.22           $1.38            64,444
  2003................      $1.00(a)        $1.22            11,407
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2007................      $1.42           $1.59            12,846
  2006................      $1.34           $1.42            40,905
  2005................      $1.29           $1.34            45,468
  2004................      $1.23           $1.29            76,316
  2003................      $1.00(a)        $1.23             4,438
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.28           $1.26           275,627
  2006................      $1.19           $1.28           258,525
  2005................      $1.18           $1.19           183,827
  2004................      $1.11           $1.18            92,382
  2003................      $1.00(a)        $1.11            25,644
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2007................      $2.45           $2.73            32,044
  2006................      $1.92           $2.45            31,498
  2005................      $1.70           $1.92            35,709
  2004................      $1.47           $1.70            33,685
  2003................      $1.00(a)        $1.47            11,128
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $1.59           $1.48             7,304
  2006................      $  --           $1.59             7,326
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $2.02           $2.15            40,212
  2006................      $1.60           $2.02            46,549
  2005................      $1.45           $1.60            53,129
  2004................      $1.27           $1.45            56,172
  2003................      $1.00(a)        $1.27            27,374
PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
  2007................      $  --           $1.61            21,758
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2007................      $1.75           $1.64               857
  2006................      $1.53           $1.75             1,722
  2005................      $1.47           $1.53             2,464
  2004................      $  --           $1.47            27,245
PUTNAM VT VOYAGER SUB-ACCOUNT:
  2007................      $1.31           $1.37             2,709
  2006................      $1.26           $1.31             2,717
  2005................      $1.21           $1.26             2,725
  2004................      $1.17           $1.21             4,556
  2003................      $1.00(a)        $1.17             4,569
VAN KAMPEN UIF EMERGING MARKETS EQUITY SUB-ACCOUNT:
  2007................      $1.00(s)        $0.97            12,639
VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(r)(t):
  2007................      $1.33           $1.53             6,820
  2006................      $1.32           $1.33             6,841
  2005................      $1.25           $1.32             6,861
  2004................      $1.18           $1.25             6,771
  2003................      $1.00(a)        $1.18             6,792
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2007................      $1.70           $1.63            34,074
  2006................      $1.48           $1.70            42,289
  2005................      $1.45           $1.48            42,648
  2004................      $1.25           $1.45            32,574
  2003................      $1.00(a)        $1.25             2,269
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $1.72           $1.74            58,716
  2006................      $1.51           $1.72            59,020
  2005................      $  --           $1.51            71,728
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  2007................      $1.71           $2.43            77,491
  2006................      $1.44           $1.71            39,295
  2005................      $1.18           $1.44            19,847
  2004................      $1.06           $1.18            19,976
  2003................      $1.00(b)        $1.06             4,548
W&R TARGET BALANCED SUB-ACCOUNT:
  2007................      $1.29           $1.45            10,542
  2006................      $1.18           $1.29             9,606
  2005................      $1.14           $1.18             8,489
  2004................      $  --           $1.14             8,449
W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2007................      $1.54           $2.18            40,852
  2006................      $  --           $1.54             1,730
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.23           $1.52           394,658
  2006................      $1.19           $1.23           406,893
  2005................      $1.08           $1.19           245,382
  2004................      $1.06           $1.08            15,979
  2003................      $1.00(e)        $1.06             4,978
W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2007................      $1.73           $2.07            31,496
  2006................      $1.45           $1.73            24,057
  2005................      $1.27           $1.45             7,775
  2004................      $1.13           $1.27            13,591
  2003................      $1.00(b)        $1.13             4,940
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $2.40           $2.60           390,383
  2006................      $1.88           $2.40           429,882
  2005................      $1.72           $1.88           359,489
  2004................      $1.42           $1.72           172,654
  2003................      $1.00(f)        $1.42            31,368
W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
  2007................      $2.11           $2.21               910
  2006................      $1.90           $2.11             1,036
  2005................      $1.60           $1.90               397
  2004................      $1.48           $1.60               417
  2003................      $1.00(g)        $1.48             6,218
W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2007................      $1.54           $1.89            12,715
  2006................      $1.45           $1.54             8,423
  2005................      $1.26           $1.45             8,441
  2004................      $1.10           $1.26             6,087
  2003................      $1.00(b)        $1.10             1,493
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $1.40           $1.56            57,903
  2006................      $1.35           $1.40            49,910
  2005................      $1.21           $1.35            34,696
  2004................      $  --           $1.21            28,178

1.50% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.97           $1.86           192,698
  2006................      $1.71           $1.97           208,627
  2005................      $1.67           $1.71           163,098
  2004................      $1.47           $1.67            84,773
  2003................      $1.00(i)        $1.47            12,510
W&R TARGET VALUE SUB-ACCOUNT:
  2007................      $  --           $1.48             3,064


1.55% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.12           $1.13         17,531,751
  2006................      $1.09           $1.12         11,972,066
  2005................      $1.08           $1.09          9,044,946
  2004................      $1.04           $1.08          5,905,850
  2003................      $1.00(a)        $1.04          2,702,270
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $0.95           $1.02          3,618,967
  2006................      $0.93           $0.95          1,621,162
  2005................      $1.00(o)        $0.93            430,175
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.75           $1.85          2,787,069
  2006................      $1.62           $1.75          2,119,352
  2005................      $1.47           $1.62          1,682,418
  2004................      $1.29           $1.47          1,265,670
  2003................      $1.00(a)        $1.29            591,118
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2007................      $1.52           $1.57          2,839,766
  2006................      $1.34           $1.52          2,729,685
  2005................      $1.30           $1.34          2,983,925
  2004................      $1.20           $1.30          1,752,518
  2003................      $1.00(a)        $1.20            609,821
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.02           $1.05          6,117,045
  2006................      $0.99           $1.02          4,393,698
  2005................      $0.98           $0.99          2,403,008
  2004................      $0.99           $0.98          1,603,772
  2003................      $1.00(a)        $0.99          1,262,419
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $1.11           $1.13          6,687,762
  2006................      $1.07           $1.11          5,583,809
  2005................      $1.06           $1.07          5,094,000
  2004................      $1.03           $1.06          2,910,291
  2003................      $1.00(a)        $1.03          1,373,027
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $2.66           $2.21          2,916,085
  2006................      $2.07           $2.66          2,753,523
  2005................      $1.89           $2.07          2,663,693
  2004................      $1.42           $1.89          2,127,796
  2003................      $1.00(a)        $1.42          1,138,867
ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
  2007................      $1.00(s)        $0.92            150,696
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2007................      $1.33           $1.33             72,710
  2006................      $1.22           $1.33             77,029
  2005................      $1.18           $1.22             98,839
  2004................      $1.12           $1.18            124,506
  2003................      $1.00(a)        $1.12            116,194
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2007................      $1.50           $1.65            584,830
  2006................      $1.40           $1.50            430,134
  2005................      $1.35           $1.40             54,438
  2004................      $1.23           $1.35             86,086
  2003................      $1.00(a)        $1.23             75,989
AIM V.I. CORE EQUITY SUB-ACCOUNT(q):
  2007................      $1.43           $1.51              6,907
  2006................      $1.26           $1.43              7,101
  2005................      $1.21           $1.26             35,649
  2004................      $1.17           $1.21             47,596
  2003................      $1.00(a)        $1.17             26,313
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2007................      $1.58           $1.55            328,626
  2006................      $1.38           $1.58            253,249
  2005................      $1.34           $1.38            334,926
  2004................      $1.21           $1.34            376,889
  2003................      $1.00(a)        $1.21            346,355
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.23           $1.46          4,794,371
  2006................      $1.29           $1.23          5,521,156
  2005................      $1.28           $1.29          5,325,162
  2004................      $1.18           $1.28          4,706,270
  2003................      $1.00(a)        $1.18          2,640,287
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2007................      $1.67           $1.56          2,788,745
  2006................      $1.43           $1.67          2,459,110
  2005................      $1.39           $1.43          1,450,188
  2004................      $1.23           $1.39            741,335
  2003................      $1.00(a)        $1.23            231,651
AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
  2007................      $1.00(s)        $1.05             39,597
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $1.78           $2.06          3,666,458
  2006................      $1.62           $1.78          3,318,175
  2005................      $1.41           $1.62          2,584,168
  2004................      $1.25           $1.41          1,663,438
  2003................      $1.00(a)        $1.25          1,179,277
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.65           $1.64          8,501,909
  2006................      $1.40           $1.65          7,657,894
  2005................      $1.34           $1.40          7,092,662
  2004................      $1.23           $1.34          6,573,300
  2003................      $1.00(a)        $1.23          3,670,197
FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
  2007................      $1.00(s)        $0.98             25,633
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2007................      $2.14           $2.43          2,323,426
  2006................      $1.93           $2.14          2,318,803
  2005................      $1.66           $1.93          2,023,312
  2004................      $1.36           $1.66          1,362,874
  2003................      $1.00(a)        $1.36            800,692
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2007................      $1.37           $1.43            328,115
  2006................      $1.26           $1.37            355,402
  2005................      $1.26           $1.26            329,364
  2004................      $1.19           $1.26            256,475
  2003................      $1.00(a)        $1.19             62,173
FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
  2007................      $1.00(s)        $0.91            115,979
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2007................      $1.55           $1.70            632,618
  2006................      $1.45           $1.55            624,297
  2005................      $1.41           $1.45            636,437
  2004................      $1.28           $1.41            633,145
  2003................      $1.00(a)        $1.28            343,529

1.55% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2007................      $1.70           $1.74          1,915,479
  2006................      $1.46           $1.70          1,634,724
  2005................      $1.34           $1.46            927,869
  2004................      $1.21           $1.34            676,052
  2003................      $1.00(a)        $1.21            395,889
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.84           $3.60          1,260,903
  2006................      $2.25           $2.84          1,314,107
  2005................      $1.79           $2.25          1,005,484
  2004................      $1.46           $1.79            593,571
  2003................      $1.00(a)        $1.46            356,071
IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.97            519,511
IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $1.01              3,867
IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.95            128,522
IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.99             22,267
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2007................      $1.36           $1.47            735,500
  2006................      $1.25           $1.36            676,044
  2005................      $1.18           $1.25            597,221
  2004................      $1.10           $1.18            564,213
  2003................      $1.00(a)        $1.10            286,543
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2007................      $1.57           $2.11          1,027,111
  2006................      $1.46           $1.57            881,536
  2005................      $1.32           $1.46          1,011,066
  2004................      $1.13           $1.32            420,482
  2003................      $1.00(a)        $1.13            269,977
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.86           $3.60          2,084,514
  2006................      $1.98           $2.86          1,589,462
  2005................      $1.52           $1.98            840,280
  2004................      $1.30           $1.52            381,986
  2003................      $1.00(a)        $1.30             66,911
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2007................      $1.33           $1.46            893,919
  2006................      $1.26           $1.33            146,618
  2005................      $1.23           $1.26            137,198
  2004................      $1.15           $1.23            141,463
  2003................      $1.00(a)        $1.15            112,029
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2007................      $1.47           $1.59            109,348
  2006................      $1.46           $1.47            146,758
  2005................      $1.44           $1.46            152,758
  2004................      $1.28           $1.44            161,473
  2003................      $1.00(a)        $1.28            148,821
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $1.54           $1.55            928,791
  2006................      $1.39           $1.54          1,129,237
  2005................      $1.34           $1.39          1,274,103
  2004................      $1.28           $1.34          1,398,160
  2003................      $1.00(a)        $1.28            842,764
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $1.67           $1.77          1,779,016
  2006................      $1.41           $1.67            731,896
  2005................      $1.35           $1.41            712,081
  2004................      $1.19           $1.35            367,813
  2003................      $1.00(a)        $1.19            215,469
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2007................      $1.41           $1.58            191,880
  2006................      $1.33           $1.41            212,183
  2005................      $1.28           $1.33            264,366
  2004................      $1.22           $1.28            173,296
  2003................      $1.00(a)        $1.22             34,282
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.38           $1.35          4,067,103
  2006................      $1.28           $1.38          3,401,733
  2005................      $1.28           $1.28          3,038,206
  2004................      $1.19           $1.28          2,736,329
  2003................      $1.00(a)        $1.19          1,453,081
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2007................      $2.32           $2.59            332,098
  2006................      $1.83           $2.32            357,513
  2005................      $1.61           $1.83            307,998
  2004................      $1.40           $1.61            256,975
  2003................      $1.00(a)        $1.40             67,646
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $1.54           $1.43            175,480
  2006................      $1.35           $1.54            169,867
  2005................      $1.31           $1.35            178,570
  2004................      $1.19           $1.31            190,596
  2003................      $1.00(a)        $1.19            169,121
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $1.97           $2.10            845,901
  2006................      $1.57           $1.97            985,677
  2005................      $1.42           $1.57          1,215,767
  2004................      $1.24           $1.42          1,420,434
  2003................      $1.00(a)        $1.24          1,018,294
PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
  2007................      $1.56           $1.63             69,947
  2006................      $1.46           $1.56             59,967
  2005................      $1.35           $1.46             77,161
  2004................      $1.24           $1.35             59,411
  2003................      $1.00(a)        $1.24             33,779
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2007................      $1.67           $1.56            605,372
  2006................      $1.46           $1.67            663,496
  2005................      $1.40           $1.46            766,337
  2004................      $1.23           $1.40            546,196
  2003................      $1.00(a)        $1.23             45,929
PUTNAM VT VOYAGER SUB-ACCOUNT:
  2007................      $1.31           $1.36             64,895
  2006................      $1.26           $1.31             76,556
  2005................      $1.21           $1.26             72,195
  2004................      $1.17           $1.21             76,797
  2003................      $1.00(a)        $1.17             37,809
VAN KAMPEN UIF EMERGING MARKETS EQUITY SUB-ACCOUNT:
  2007................      $1.00(s)        $0.97             12,615
VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(r)(t):
  2007................      $1.34           $1.54             43,940
  2006................      $1.33           $1.34             47,249
  2005................      $1.25           $1.33             26,946
  2004................      $1.19           $1.25             23,230
  2003................      $1.00(a)        $1.19             25,563
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2007................      $1.66           $1.59            831,553
  2006................      $1.45           $1.66            749,662
  2005................      $1.41           $1.45            851,883
  2004................      $1.22           $1.41            573,569
  2003................      $1.00(a)        $1.22            429,513

1.55% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $1.68           $1.69            427,777
  2006................      $1.47           $1.68            388,312
  2005................      $1.36           $1.47            267,310
  2004................      $1.21           $1.36            104,067
  2003................      $1.00(a)        $1.21             47,240
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  2007................      $1.71           $2.42          5,585,970
  2006................      $1.44           $1.71          3,917,191
  2005................      $1.18           $1.44          1,758,400
  2004................      $1.06           $1.18            422,800
  2003................      $1.00(b)        $1.06             60,523
W&R TARGET BALANCED SUB-ACCOUNT:
  2007................      $1.29           $1.44          3,557,196
  2006................      $1.18           $1.29          3,667,368
  2005................      $1.14           $1.18          3,478,462
  2004................      $1.06           $1.14          3,108,825
  2003................      $1.00(c)        $1.06            948,351
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  2007................      $1.45           $1.63            409,167
  2006................      $1.26           $1.45            368,810
  2005................      $1.17           $1.26            119,512
  2004................      $1.09           $1.17            112,876
  2003................      $1.00(d)        $1.09             51,899
W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2007................      $1.54           $2.18          1,796,569
  2006................      $1.25           $1.54          1,488,223
  2005................      $1.00(o)        $1.25            414,653
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.23           $1.52          4,925,902
  2006................      $1.19           $1.23          3,861,700
  2005................      $1.08           $1.19          2,330,557
  2004................      $1.06           $1.08          1,450,216
  2003................      $1.00(e)        $1.06            582,491
W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2007................      $1.73           $2.06            502,229
  2006................      $1.45           $1.73            442,986
  2005................      $1.26           $1.45            353,381
  2004................      $1.13           $1.26            244,032
  2003................      $1.00(b)        $1.13            205,535
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $2.33           $2.52          6,040,240
  2006................      $1.82           $2.33          5,632,294
  2005................      $1.67           $1.82          5,092,514
  2004................      $1.38           $1.67          3,792,773
  2003................      $1.00(f)        $1.38          1,370,209
W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
  2007................      $2.13           $2.24            496,068
  2006................      $1.93           $2.13            523,139
  2005................      $1.62           $1.93            503,868
  2004................      $1.50           $1.62            478,281
  2003................      $1.00(g)        $1.50            224,892
W&R TARGET MID CAP GROWTH SUB-ACCOUNT:
  2007................      $1.28           $1.42             49,643
  2006................      $1.20           $1.28             54,430
  2005................      $1.00(o)        $1.20             23,464
W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2007................      $1.54           $1.89            742,000
  2006................      $1.45           $1.54            578,834
  2005................      $1.26           $1.45            258,094
  2004................      $1.10           $1.26             72,675
  2003................      $1.00(b)        $1.10             38,833
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $1.39           $1.56          1,475,522
  2006................      $1.35           $1.39          1,212,942
  2005................      $1.21           $1.35            835,285
  2004................      $1.08           $1.21            427,235
  2003................      $1.00(h)        $1.08            108,753
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.88           $1.77          2,399,263
  2006................      $1.63           $1.88          2,174,460
  2005................      $1.59           $1.63          1,921,472
  2004................      $1.41           $1.59          1,262,547
  2003................      $1.00(i)        $1.41            370,380
W&R TARGET VALUE SUB-ACCOUNT:
  2007................      $1.47           $1.47            739,345
  2006................      $1.28           $1.47            698,279
  2005................      $1.24           $1.28            729,637
  2004................      $1.10           $1.24            349,068
  2003................      $1.00(j)        $1.10             86,562


1.60% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.09           $1.09          319,812
  2006................      $1.06           $1.09          263,033
  2005................      $1.05           $1.06          193,308
  2004................      $1.01           $1.05          210,026
  2003................      $1.00(a)        $1.01          191,359
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $0.95           $1.02           44,234
  2006................      $  --           $0.95            3,474
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.45           $1.53           94,625
  2006................      $1.34           $1.45           86,467
  2005................      $1.22           $1.34           51,797
  2004................      $1.07           $1.22           57,742
  2003................      $1.00(a)        $1.07           55,230
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2007................      $1.35           $1.39           11,489
  2006................      $1.19           $1.35           16,114
  2005................      $1.16           $1.19           16,199
  2004................      $  --           $1.16           16,286
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.02           $1.06           64,180
  2006................      $1.00           $1.02           61,995
  2005................      $0.99           $1.00           67,873
  2004................      $1.00           $0.99           72,925
  2003................      $1.00(a)        $1.00           57,536
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $1.09           $1.11           41,681
  2006................      $1.05           $1.09           35,444
  2005................      $1.04           $1.05           33,159
  2004................      $  --           $1.04           19,615

ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $2.00           $1.66           40,183
  2006................      $1.56           $2.00           35,737
  2005................      $1.42           $1.56           25,936
  2004................      $1.07           $1.42           29,146
  2003................      $1.00(a)        $1.07           30,191
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2007................      $1.29           $1.42           13,105
  2006................      $  --           $1.29            3,884

1.60% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.07           $1.27          153,214
  2006................      $1.12           $1.07          227,300
  2005................      $1.12           $1.12          175,163
  2004................      $1.03           $1.12          191,676
  2003................      $1.00(a)        $1.03          181,244
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2007................      $1.47           $1.37           33,040
  2006................      $  --           $1.47           44,335
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.46           $1.45          240,526
  2006................      $1.23           $1.46          242,985
  2005................      $1.19           $1.23          217,131
  2004................      $1.09           $1.19          238,707
  2003................      $1.00(a)        $1.09          220,804
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.13           $2.70            9,789
  2006................      $1.69           $2.13           18,615
  2005................      $1.35           $1.69              426
  2004................      $  --           $1.35              192
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.30           $2.90           30,326
  2006................      $1.59           $2.30           27,187
  2005................      $  --           $1.59            1,339
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2007................      $  --           $1.30           47,875
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $1.22           $1.23           47,943
  2006................      $1.10           $1.22           54,095
  2005................      $1.07           $1.10           61,706
  2004................      $1.02           $1.07           70,205
  2003................      $1.00(a)        $1.02           66,625
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $  --           $1.62           65,071
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.19           $1.17           70,715
  2006................      $1.11           $1.19           62,952
  2005................      $1.11           $1.11           70,254
  2004................      $1.03           $1.11           77,562
  2003................      $1.00(a)        $1.03           71,714
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $1.71           $1.82           43,829
  2006................      $1.36           $1.71           49,098
  2005................      $1.23           $1.36           57,255
  2004................      $1.08           $1.23           66,096
  2003................      $1.00(a)        $1.08           57,509
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  2007................      $1.70           $2.41           39,857
  2006................      $1.44           $1.70           46,676
  2005................      $1.18           $1.44           49,605
  2004................      $  --           $1.18           36,165
W&R TARGET BALANCED SUB-ACCOUNT:
  2007................      $1.27           $1.43           65,585
  2006................      $1.16           $1.27           60,806
  2005................      $1.13           $1.16           59,625
  2004................      $  --           $1.13           36,701
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.21           $1.49           81,423
  2006................      $  --           $1.21           69,487
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $1.84           $1.98          113,407
  2006................      $1.44           $1.84          111,393
  2005................      $1.32           $1.44           83,948
  2004................      $1.09           $1.32           93,865
  2003................      $1.00(f)        $1.09           93,002
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $1.37           $1.53           16,622
  2006................      $  --           $1.37           11,764
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.48           $1.40           25,821
  2006................      $1.29           $1.48           19,551
  2005................      $  --           $1.29            1,711


1.65% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.08           $1.09         1,313,297
  2006................      $1.05           $1.08           603,855
  2005................      $1.04           $1.05           466,644
  2004................      $1.01           $1.04           185,652
  2003................      $1.00(a)        $1.01            20,302
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $0.95           $1.02           360,983
  2006................      $0.93           $0.95           154,304
  2005................      $1.00(o)        $0.93            47,969
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.77           $1.87           295,795
  2006................      $1.63           $1.77           142,549
  2005................      $1.48           $1.63           122,775
  2004................      $1.30           $1.48            43,847
  2003................      $1.00(a)        $1.30             8,283
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2007................      $  --           $1.58             3,052
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.02           $1.05           490,622
  2006................      $0.99           $1.02           352,498
  2005................      $0.98           $0.99           337,124
  2004................      $  --           $0.98           270,850
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $1.09           $1.10           149,877
  2006................      $  --           $1.09            11,356
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $2.46           $2.04           148,887
  2006................      $1.91           $2.46            82,407
  2005................      $1.75           $1.91            54,346
  2004................      $1.31           $1.75            26,134
  2003................      $1.00(a)        $1.31             3,861
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2007................      $1.51           $1.66            72,739
  2006................      $  --           $1.51            23,517
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.22           $1.45           319,724
  2006................      $1.28           $1.22           358,773
  2005................      $1.28           $1.28           326,366
  2004................      $1.18           $1.28           147,237
  2003................      $1.00(a)        $1.18            26,145
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2007................      $1.68           $1.56           224,064
  2006................      $1.44           $1.68           251,243
  2005................      $1.39           $1.44           102,233
  2004................      $  --           $1.39            30,745
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $1.76           $2.03           120,203
  2006................      $1.61           $1.76           109,915
  2005................      $1.40           $1.61             9,282
  2004................      $  --           $1.40             9,323

1.65% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.68           $1.68           515,939
  2006................      $1.43           $1.68           388,438
  2005................      $1.37           $1.43           360,897
  2004................      $1.26           $1.37           211,201
  2003................      $1.00(a)        $1.26            32,295
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2007................      $2.19           $2.48            55,559
  2006................      $1.98           $2.19            49,151
  2005................      $1.71           $1.98             8,549
  2004................      $  --           $1.71             7,017
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2007................      $1.38           $1.44            11,792
  2006................      $1.27           $1.38            13,219
  2005................      $1.28           $1.27            14,983
  2004................      $  --           $1.28            15,051
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2007................      $1.68           $1.71            17,819
  2006................      $  --           $1.68            15,118
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.80           $3.55            48,753
  2006................      $2.22           $2.80            49,163
  2005................      $1.77           $2.22            38,065
  2004................      $1.45           $1.77             5,309
  2003................      $1.00(a)        $1.45             3,934
IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.97           385,940
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2007................      $1.61           $2.16            22,961
  2006................      $1.50           $1.61            17,327
  2005................      $1.35           $1.50            33,308
  2004................      $  --           $1.35            27,068
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.96           $3.73           200,109
  2006................      $2.05           $2.96           122,441
  2005................      $1.58           $2.05            73,369
  2004................      $  --           $1.58            20,125
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2007................      $  --           $1.45           142,048
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $1.52           $1.53             7,588
  2006................      $1.37           $1.52            20,817
  2005................      $1.33           $1.37            20,834
  2004................      $1.27           $1.33            23,116
  2003................      $1.00(a)        $1.27            13,004
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $1.71           $1.81           309,221
  2006................      $1.44           $1.71            16,675
  2005................      $  --           $1.44            15,401
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2007................      $1.41           $1.58            11,587
  2006................      $1.33           $1.41            12,990
  2005................      $1.29           $1.33            14,723
  2004................      $  --           $1.29            14,789
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.27           $1.25           304,659
  2006................      $1.19           $1.27           175,934
  2005................      $1.18           $1.19           151,973
  2004................      $  --           $1.18            57,073
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2007................      $2.44           $2.71             3,398
  2006................      $  --           $2.44             3,414
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $2.01           $2.14            40,790
  2006................      $1.60           $2.01            23,271
  2005................      $1.45           $1.60            24,917
  2004................      $1.27           $1.45            28,910
  2003................      $1.00(a)        $1.27            14,631
VAN KAMPEN UIF EMERGING MARKETS EQUITY SUB-ACCOUNT:
  2007................      $1.00(s)        $0.97             2,705
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2007................      $1.69           $1.62            21,075
  2006................      $  --           $1.69             9,602
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $  --           $1.73               864
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  2007................      $1.70           $2.41            48,795
  2006................      $1.44           $1.70            30,444
  2005................      $  --           $1.44             5,838
W&R TARGET BALANCED SUB-ACCOUNT:
  2007................      $1.29           $1.44             5,829
  2006................      $1.18           $1.29             5,026
  2005................      $1.14           $1.18             5,049
  2004................      $  --           $1.14            22,681
W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2007................      $1.54           $2.17            18,147
  2006................      $1.25           $1.54             7,059
  2005................      $1.00(o)        $1.25             6,070
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.22           $1.51           424,994
  2006................      $1.18           $1.22           219,121
  2005................      $  --           $1.18           127,588
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $2.39           $2.58           327,940
  2006................      $1.87           $2.39           234,586
  2005................      $1.71           $1.87           211,140
  2004................      $1.42           $1.71            91,982
  2003................      $1.00(f)        $1.42            11,995
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  2007................      $  --           $  --                --
  2006................      $1.90           $  --                --
  2005................      $1.59           $1.90             4,213
W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2007................      $  --            1.88             8,752
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $1.39           $1.55            42,837
  2006................      $1.34           $1.39            14,952
  2005................      $  --           $1.34             3,050
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.96           $1.84           194,115
  2006................      $1.70           $1.96           117,379
  2005................      $1.66           $1.70            96,860
  2004................      $  --           $1.66            39,748


1.70% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.08           $1.09         14,783,673
  2006................      $1.05           $1.08         11,790,654
  2005................      $1.04           $1.05          9,253,678
  2004................      $1.01           $1.04          5,289,252
  2003................      $1.00(a)        $1.01          1,538,397

1.70% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $0.95           $1.02          2,347,660
  2006................      $0.93           $0.95            952,267
  2005................      $1.00(o)        $0.93            222,153
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.76           $1.86          3,156,883
  2006................      $1.63           $1.76          2,762,473
  2005................      $1.48           $1.63          2,238,424
  2004................      $1.30           $1.48          1,471,016
  2003................      $1.00(a)        $1.30            382,795
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2007................      $1.53           $1.58          5,173,379
  2006................      $1.35           $1.53          5,300,589
  2005................      $1.31           $1.35          5,678,086
  2004................      $1.21           $1.31          4,154,422
  2003................      $1.00(a)        $1.21          1,181,325
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.02           $1.05          2,850,683
  2006................      $0.99           $1.02          2,035,522
  2005................      $0.98           $0.99          1,808,714
  2004................      $0.99           $0.98            974,107
  2003................      $1.00(a)        $0.99            233,527
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $1.09           $1.10          5,085,179
  2006................      $1.05           $1.09          4,423,916
  2005................      $1.04           $1.05          3,664,514
  2004................      $1.01           $1.04          2,365,978
  2003................      $1.00(a)        $1.01            911,037
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $2.45           $2.03          2,777,457
  2006................      $1.91           $2.45          2,574,038
  2005................      $1.75           $1.91          2,317,858
  2004................      $1.31           $1.75          1,670,941
  2003................      $1.00(a)        $1.31            441,220
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2007................      $1.32           $1.33            265,686
  2006................      $1.22           $1.32            257,509
  2005................      $1.18           $1.22            238,153
  2004................      $1.12           $1.18            248,288
  2003................      $1.00(a)        $1.12            142,812
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2007................      $1.51           $1.65            648,441
  2006................      $1.41           $1.51            457,693
  2005................      $1.35           $1.41             92,170
  2004................      $1.24           $1.35             74,235
  2003................      $1.00(a)        $1.24              5,610
AIM V.I. CORE EQUITY SUB-ACCOUNT(q):
  2007................      $1.43           $1.51             34,451
  2006................      $1.26           $1.43             38,841
  2005................      $1.22           $1.26             36,467
  2004................      $1.18           $1.22             37,975
  2003................      $1.00(a)        $1.18             15,983
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2007................      $1.61           $1.58            432,846
  2006................      $1.40           $1.61            226,345
  2005................      $1.36           $1.40            290,791
  2004................      $1.23           $1.36            283,191
  2003................      $1.00(a)        $1.23            151,402
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.22           $1.45          6,176,887
  2006................      $1.28           $1.22          6,819,735
  2005................      $1.28           $1.28          5,876,922
  2004................      $1.18           $1.28          3,754,559
  2003................      $1.00(a)        $1.18            922,992
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2007................      $1.67           $1.56          3,480,751
  2006................      $1.44           $1.67          2,811,901
  2005................      $1.39           $1.44          1,730,385
  2004................      $1.24           $1.39            580,530
  2003................      $1.00(a)        $1.24            124,726
AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
  2007................      $1.00(s)        $1.05             19,618
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $1.76           $2.03          3,061,110
  2006................      $1.61           $1.76          2,647,282
  2005................      $1.40           $1.61          1,679,816
  2004................      $1.24           $1.40            923,027
  2003................      $1.00(a)        $1.24            363,140
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.68           $1.67          8,494,618
  2006................      $1.43           $1.68          8,252,528
  2005................      $1.37           $1.43          7,116,883
  2004................      $1.26           $1.37          5,203,621
  2003................      $1.00(a)        $1.26          1,354,249
FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
  2007................      $1.00(s)        $0.98            156,712
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2007................      $2.19           $2.48          2,074,486
  2006................      $1.98           $2.19          2,017,209
  2005................      $1.70           $1.98          1,852,044
  2004................      $1.39           $1.70          1,196,091
  2003................      $1.00(a)        $1.39            510,083
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2007................      $1.38           $1.44            486,566
  2006................      $1.27           $1.38            556,548
  2005................      $1.27           $1.27            682,105
  2004................      $1.20           $1.27            372,121
  2003................      $1.00(a)        $1.20             83,011
FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
  2007................      $1.00(s)        $0.91             43,289
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2007................      $1.59           $1.73            593,559
  2006................      $1.48           $1.59            611,613
  2005................      $1.44           $1.48            644,546
  2004................      $1.31           $1.44            541,409
  2003................      $1.00(a)        $1.31            192,554
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2007................      $1.68           $1.71            701,514
  2006................      $1.44           $1.68            538,229
  2005................      $1.32           $1.44            365,868
  2004................      $1.20           $1.32            241,367
  2003................      $1.00(a)        $1.20            115,090
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.80           $3.54          1,252,016
  2006................      $2.22           $2.80          1,308,757
  2005................      $1.77           $2.22          1,315,317
  2004................      $1.44           $1.77            335,022
  2003................      $1.00(a)        $1.44            111,633
IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.94             26,859
IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.97            583,999
IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.95             55,761
IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.99            149,746

1.70% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2007................      $1.33           $1.45            263,893
  2006................      $1.23           $1.33            317,698
  2005................      $1.16           $1.23            233,418
  2004................      $1.09           $1.16            144,922
  2003................      $1.00(a)        $1.09            198,162
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2007................      $1.60           $2.15          1,058,134
  2006................      $1.49           $1.60            931,262
  2005................      $1.35           $1.49            649,503
  2004................      $1.16           $1.35            120,784
  2003................      $1.00(a)        $1.16             51,163
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.95           $3.72          2,342,865
  2006................      $2.05           $2.95          2,022,219
  2005................      $1.58           $2.05          1,454,823
  2004................      $1.35           $1.58            552,485
  2003................      $1.00(a)        $1.35             67,640
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2007................      $1.33           $1.45            474,182
  2006................      $1.26           $1.33             55,456
  2005................      $1.23           $1.26             47,813
  2004................      $1.15           $1.23             52,109
  2003................      $1.00(a)        $1.15             76,183
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2007................      $1.45           $1.57             31,674
  2006................      $1.45           $1.45             51,961
  2005................      $1.43           $1.45             63,460
  2004................      $1.27           $1.43             68,350
  2003................      $1.00(a)        $1.27             44,910
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $1.52           $1.53          1,138,447
  2006................      $1.37           $1.52          1,335,062
  2005................      $1.33           $1.37          1,414,303
  2004................      $1.27           $1.33          1,154,037
  2003................      $1.00(a)        $1.27            394,464
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $1.71           $1.81          1,104,441
  2006................      $1.44           $1.71            524,774
  2005................      $1.38           $1.44            429,569
  2004................      $1.22           $1.38            111,139
  2003................      $1.00(a)        $1.22            100,149
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2007................      $1.41           $1.57            399,137
  2006................      $1.33           $1.41            367,405
  2005................      $1.29           $1.33            288,986
  2004................      $1.23           $1.29            210,550
  2003................      $1.00(a)        $1.23             58,135
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.27           $1.24          2,783,058
  2006................      $1.18           $1.27          2,370,535
  2005................      $1.18           $1.18          1,943,131
  2004................      $1.10           $1.18          1,127,305
  2003................      $1.00(a)        $1.10            290,214
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2007................      $2.43           $2.70            501,778
  2006................      $1.91           $2.43            505,525
  2005................      $1.69           $1.91            515,799
  2004................      $1.47           $1.69            463,185
  2003................      $1.00(a)        $1.47            104,616
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $1.58           $1.46            174,133
  2006................      $1.39           $1.58            162,268
  2005................      $1.34           $1.39            164,447
  2004................      $1.23           $1.34             96,869
  2003................      $1.00(a)        $1.23             43,510
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $2.00           $2.13            745,380
  2006................      $1.59           $2.00            725,927
  2005................      $1.45           $1.59            703,976
  2004................      $1.27           $1.45            670,831
  2003................      $1.00(a)        $1.27            306,210
PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
  2007................      $1.54           $1.60              9,680
  2006................      $1.44           $1.54             25,531
  2005................      $1.33           $1.44             21,400
  2004................      $  --           $1.33             21,507
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2007................      $1.73           $1.62            336,305
  2006................      $1.52           $1.73            337,653
  2005................      $1.46           $1.52            248,925
  2004................      $1.29           $1.46            121,977
  2003................      $1.00(a)        $1.29             27,837
PUTNAM VT VOYAGER SUB-ACCOUNT:
  2007................      $1.30           $1.35             56,867
  2006................      $1.26           $1.30             62,654
  2005................      $1.21           $1.26             60,382
  2004................      $1.17           $1.21             64,897
  2003................      $1.00(a)        $1.17             23,408
VAN KAMPEN UIF EMERGING MARKETS EQUITY SUB-ACCOUNT:
  2007................      $1.00(s)        $0.97            113,172
VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(r)(t):
  2007................      $1.33           $1.52             58,192
  2006................      $1.31           $1.33             56,791
  2005................      $1.24           $1.31             52,338
  2004................      $1.18           $1.24             35,170
  2003................      $1.00(a)        $1.18              7,356
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2007................      $1.68           $1.62            804,689
  2006................      $1.48           $1.68            790,625
  2005................      $1.44           $1.48            753,392
  2004................      $1.25           $1.44            451,745
  2003................      $1.00(a)        $1.25            123,192
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $1.71           $1.72            246,442
  2006................      $1.50           $1.71            221,346
  2005................      $1.39           $1.50            190,591
  2004................      $  --           $1.39             89,303
W&R ASSET STRATEGY SUB-ACCOUNT:
  2007................      $1.70           $2.41          3,105,702
  2006................      $1.44           $1.70          2,474,448
  2005................      $1.18           $1.44          1,042,781
  2004................      $  --           $1.18            235,319
W&R TARGET BALANCED SUB-ACCOUNT:
  2007................      $1.28           $1.44          2,252,042
  2006................      $1.17           $1.28          2,034,305
  2005................      $1.14           $1.17          1,568,656
  2004................      $1.06           $1.14          1,408,023
  2003................      $1.00(c)        $1.06            395,110
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  2007................      $1.44           $1.62            120,061
  2006................      $1.25           $1.44            116,187
  2005................      $1.17           $1.25             61,641
  2004................      $1.09           $1.17             46,333
  2003................      $1.00(d)        $1.09             35,621
W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2007................      $1.54           $2.17          1,920,285
  2006................      $1.25           $1.54          1,582,981
  2005................      $1.00(o)        $1.25            659,356

1.70% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.22           $1.51          4,299,919
  2006................      $1.18           $1.22          3,851,250
  2005................      $1.08           $1.18          2,234,993
  2004................      $1.06           $1.08            997,292
  2003................      $1.00(e)        $1.06            247,588
W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2007................      $1.72           $2.05            412,642
  2006................      $1.45           $1.72            431,261
  2005................      $1.26           $1.45            325,779
  2004................      $1.13           $1.26            115,527
  2003................      $1.00(b)        $1.13             43,064
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $2.38           $2.57          5,916,778
  2006................      $1.87           $2.38          5,558,988
  2005................      $1.71           $1.87          4,978,278
  2004................      $1.42           $1.71          3,055,751
  2003................      $1.00(f)        $1.42            864,650
W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
  2007................      $2.09           $2.19            169,485
  2006................      $1.89           $2.09            156,551
  2005................      $1.59           $1.89            121,080
  2004................      $1.47           $1.59            124,781
  2003................      $1.00(g)        $1.47             55,649
W&R TARGET MID CAP GROWTH SUB-ACCOUNT:
  2007................      $1.28           $1.42             31,357
  2006................      $  --           $1.28             31,507
W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2007................      $1.53           $1.88          1,086,494
  2006................      $1.45           $1.53            858,679
  2005................      $1.26           $1.45            439,177
  2004................      $1.10           $1.26            390,531
  2003................      $1.00(b)        $1.10            143,928
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $1.39           $1.55          1,431,701
  2006................      $1.34           $1.39          1,281,578
  2005................      $1.21           $1.34          1,011,613
  2004................      $1.08           $1.21            496,089
  2003................      $1.00(h)        $1.08            197,520
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.95           $1.84          2,790,209
  2006................      $1.70           $1.95          2,465,970
  2005................      $1.66           $1.70          2,188,356
  2004................      $1.47           $1.66          1,079,340
  2003................      $1.00(i)        $1.47            227,043
W&R TARGET VALUE SUB-ACCOUNT:
  2007................      $1.46           $1.46            803,159
  2006................      $1.27           $1.46            694,871
  2005................      $1.24           $1.27            575,915
  2004................      $1.10           $1.24            256,571
  2003................      $1.00(j)        $1.10            127,229


1.75% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.08           $1.08          372,324
  2006................      $1.05           $1.08          389,962
  2005................      $1.04           $1.05          257,968
  2004................      $1.01           $1.04           71,189
  2003................      $1.00(a)        $1.01           21,470
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $0.95           $1.02           24,513
  2006................      $  --           $0.95           24,649
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.76           $1.86           81,027
  2006................      $1.63           $1.76           90,729
  2005................      $1.48           $1.63           61,677
  2004................      $1.30           $1.48           38,113
  2003................      $1.00(a)        $1.30           20,053
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.01           $1.04           98,527
  2006................      $0.99           $1.01          102,908
  2005................      $0.98           $0.99           60,680
  2004................      $  --           $0.98            9,978
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $1.08           $1.10           20,765
  2006................      $1.05           $1.08           20,881
  2005................      $  --           $1.05           27,669
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $2.45           $2.03           35,071
  2006................      $1.91           $2.45           47,768
  2005................      $1.74           $1.91           29,577
  2004................      $  --           $1.75            9,381
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.22           $1.44          223,269
  2006................      $1.28           $1.22          233,249
  2005................      $1.28           $1.28          170,750
  2004................      $  --           $1.28           58,422
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2007................      $1.67           $1.55           67,261
  2006................      $1.43           $1.67           73,154
  2005................      $  --           $1.43           17,066
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $1.76           $2.03           57,665
  2006................      $1.60           $1.76           57,765
  2005................      $1.40           $1.60           32,600
  2004................      $1.24           $1.40           20,272
  2003................      $1.00(a)        $1.24           20,383
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.68           $1.67          202,073
  2006................      $1.42           $1.68          237,725
  2005................      $1.37           $1.42          200,501
  2004................      $  --           $1.37           71,729
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2007................      $2.18           $2.47           13,628
  2006................      $1.98           $2.18           13,709
  2005................      $1.70           $1.98           13,327
  2004................      $  --           $1.70            3,281
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2007................      $1.38           $1.44            6,770
  2006................      $1.26           $1.38            6,808
  2005................      $1.27           $1.26            6,845
  2004................      $1.20           $1.27           20,435
  2003................      $1.00(a)        $1.20           20,548
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.79           $3.53           20,166
  2006................      $2.22           $2.79           36,029
  2005................      $1.77           $2.22           21,644
  2004................      $  --           $1.77            3,155
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2007................      $1.60           $2.15            7,326
  2006................      $1.49           $1.60            7,367
  2005................      $  --           $1.49           14,950

1.75% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.95           $3.71           57,057
  2006................      $2.05           $2.95           89,939
  2005................      $1.58           $2.05           52,928
  2004................      $  --           $1.58           17,578
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2007................      $1.45           $1.56            4,277
  2006................      $1.44           $1.45            4,301
  2005................      $1.43           $1.44            4,324
  2004................      $1.27           $1.43           12,780
  2003................      $1.00(a)        $1.27           12,851
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $1.52           $1.53            4,230
  2006................      $1.37           $1.52            4,254
  2005................      $1.33           $1.37            4,277
  2004................      $  --           $1.33            4,301
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.27           $1.24          113,795
  2006................      $1.18           $1.27          122,899
  2005................      $1.18           $1.18           68,846
  2004................      $1.10           $1.18           35,912
  2003................      $1.00(a)        $1.10           20,112
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $1.58           $1.46            6,831
  2006................      $1.39           $1.58            6,869
  2005................      $1.34           $1.39            6,907
  2004................      $1.23           $1.34           20,698
  2003................      $1.00(a)        $1.23           20,812
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2007................      $1.73           $1.62           18,429
  2006................      $  --           $1.73           18,532
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2007................      $1.68           $1.61            9,815
  2006................      $1.47           $1.68            9,870
  2005................      $1.44           $1.47            7,075
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  2007................      $1.70           $2.40           13,719
  2006................      $1.44           $1.70           40,018
  2005................      $  --           $1.44           30,765
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  2007................      $1.44           $1.61            7,002
  2006................      $1.25           $1.44            7,041
  2005................      $  --           $1.25            7,079
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.22           $1.51           76,176
  2006................      $1.18           $1.22           85,224
  2005................      $  --           $1.18           26,853
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $2.38           $2.57          110,540
  2006................      $1.87           $2.38          135,501
  2005................      $1.71           $1.87          109,082
  2004................      $  --           $1.71           32,720
W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
  2007................      $2.09           $2.18            1,102
  2006................      $1.89           $2.09            1,207
  2005................      $1.59           $1.89           11,284
  2004................      $  --           $1.59            1,575
W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2007................      $1.53           $1.87            1,394
  2006................      $1.45           $1.53            1,527
  2005................      $1.25           $1.45            1,981
  2004................      $  --           $1.25            1,992
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $1.38           $  --               --
  2006................      $1.34           $1.38            1,640
  2005................      $  --           $1.34            8,082
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.95           $1.84           75,051
  2006................      $1.70           $1.95           81,689
  2005................      $1.66           $1.70           55,362
  2004................      $  --           $1.66           20,364


1.80% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.08           $1.08         1,612,373
  2006................      $1.05           $1.08         1,100,022
  2005................      $1.04           $1.05           902,161
  2004................      $1.01           $1.04           752,510
  2003................      $1.00(a)        $1.01           606,327
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $0.95           $1.02           180,319
  2006................      $0.93           $0.95            45,456
  2005................      $1.00(o)        $0.93            11,378
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.76           $1.85           418,092
  2006................      $1.63           $1.76           352,941
  2005................      $1.48           $1.63           310,533
  2004................      $1.30           $1.48           275,412
  2003................      $1.00(a)        $1.30           298,072
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2007................      $1.52           $1.57           268,087
  2006................      $1.35           $1.52           286,678
  2005................      $1.31           $1.35           233,136
  2004................      $1.21           $1.31           241,933
  2003................      $1.00(a)        $1.21           238,921
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.01           $1.04           483,642
  2006................      $0.99           $1.01           191,224
  2005................      $0.98           $0.99           190,292
  2004................      $0.99           $0.98           150,323
  2003................      $1.00(a)        $0.99           110,908
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $1.08           $1.10           675,761
  2006................      $1.05           $1.08           622,951
  2005................      $1.04           $1.05           617,974
  2004................      $1.01           $1.04           592,001
  2003................      $1.00(a)        $1.01           489,780
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $2.44           $2.02           291,273
  2006................      $1.90           $2.44           301,152
  2005................      $1.74           $1.90           294,775
  2004................      $1.31           $1.74           293,171
  2003................      $1.00(a)        $1.31           202,336
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2007................      $1.32           $1.32           160,234
  2006................      $1.22           $1.32           160,909
  2005................      $1.18           $1.22           181,007
  2004................      $1.12           $1.18           182,093
  2003................      $1.00(a)        $1.12           183,190
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2007................      $1.50           $1.65            48,788
  2006................      $  --           $1.50            18,257

1.80% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2007................      $1.60           $1.57           133,044
  2006................      $1.40           $1.60           148,770
  2005................      $1.36           $1.40           298,377
  2004................      $1.23           $1.36           296,270
  2003................      $1.00(a)        $1.23           365,394
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.21           $1.44           532,263
  2006................      $1.28           $1.21           545,783
  2005................      $1.28           $1.28           427,767
  2004................      $1.18           $1.28           358,066
  2003................      $1.00(a)        $1.18           315,964
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2007................      $1.67           $1.55           289,717
  2006................      $1.43           $1.67           309,879
  2005................      $1.39           $1.43           244,285
  2004................      $1.24           $1.39           206,050
  2003................      $1.00(a)        $1.24            89,104
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $1.75           $2.02           219,442
  2006................      $1.60           $1.75           219,367
  2005................      $1.40           $1.60           189,136
  2004................      $1.24           $1.40            76,041
  2003................      $1.00(a)        $1.24            31,453
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.68           $1.67         1,121,335
  2006................      $1.42           $1.68         1,067,365
  2005................      $1.37           $1.42         1,131,264
  2004................      $1.26           $1.37         1,063,776
  2003................      $1.00(a)        $1.26         1,012,038
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2007................      $2.18           $2.47            90,899
  2006................      $1.97           $2.18            94,341
  2005................      $1.70           $1.97           140,357
  2004................      $1.39           $1.70           141,405
  2003................      $1.00(a)        $1.39           119,847
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2007................      $1.38           $1.43            33,137
  2006................      $1.26           $1.38            23,132
  2005................      $1.27           $1.26            34,280
  2004................      $1.20           $1.27            30,339
  2003................      $1.00(a)        $1.20            28,875
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2007................      $1.58           $1.73           109,616
  2006................      $1.48           $1.58            81,998
  2005................      $1.44           $1.48           123,646
  2004................      $1.31           $1.44           121,605
  2003................      $1.00(a)        $1.31            96,092
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2007................      $1.67           $1.70            71,001
  2006................      $1.44           $1.67            74,272
  2005................      $1.32           $1.44            96,140
  2004................      $1.20           $1.32            91,706
  2003................      $1.00(a)        $1.20            68,184
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.78           $3.52            72,323
  2006................      $2.21           $2.78            63,113
  2005................      $1.77           $2.21            43,195
  2004................      $1.44           $1.77            29,480
  2003................      $1.00(a)        $1.44            21,598
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2007................      $  --           $1.44             4,196
  2006................      $1.23           $  --                --
  2005................      $1.16           $1.23            19,240
  2004................      $1.09           $1.16            19,355
  2003................      $1.00(a)        $1.09            19,471
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2007................      $1.60           $2.14            33,467
  2006................      $1.49           $1.60            28,030
  2005................      $1.35           $1.49            43,327
  2004................      $1.16           $1.35            84,455
  2003................      $1.00(a)        $1.16            19,389
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.94           $3.70           122,096
  2006................      $2.04           $2.94            70,098
  2005................      $1.58           $2.04            66,382
  2004................      $1.35           $1.58            40,428
  2003................      $1.00(a)        $1.35            10,959
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2007................      $1.32           $1.44           108,322
  2006................      $1.25           $1.32            26,530
  2005................      $1.22           $1.25            44,306
  2004................      $1.14           $1.22            38,990
  2003................      $1.00(a)        $1.14            39,578
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2007................      $1.45           $1.56             7,394
  2006................      $1.44           $1.45             3,172
  2005................      $1.43           $1.44            10,905
  2004................      $1.27           $1.43            10,099
  2003................      $1.00(a)        $1.27            10,124
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $1.52           $1.52            79,594
  2006................      $1.37           $1.52            93,525
  2005................      $1.33           $1.37            91,185
  2004................      $1.27           $1.33           104,962
  2003................      $1.00(a)        $1.27           109,399
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $1.70           $1.80           171,967
  2006................      $1.44           $1.70            18,747
  2005................      $1.38           $1.44            20,192
  2004................      $1.22           $1.38            18,571
  2003................      $1.00(a)        $1.22            19,267
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2007................      $  --            1.57             2,262
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.27           $1.24           523,098
  2006................      $1.18           $1.27           444,521
  2005................      $1.18           $1.18           462,317
  2004................      $1.10           $1.18           403,333
  2003................      $1.00(a)        $1.10           477,837
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2007................      $2.42           $2.69            43,256
  2006................      $1.91           $2.42            56,206
  2005................      $1.69           $1.91            57,979
  2004................      $1.47           $1.69            55,063
  2003................      $1.00(a)        $1.47            59,390
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $  --           $  --                --
  2006................      $1.38           $  --                --
  2005................      $1.34           $1.38            18,653
  2004................      $1.23           $1.34            18,765
  2003................      $1.00(a)        $1.23            18,878
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $2.00           $2.12           103,056
  2006................      $1.59           $2.00            94,980
  2005................      $1.44           $1.59           103,805
  2004................      $1.26           $1.44           122,751
  2003................      $1.00(a)        $1.26           131,743
PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
  2007................      $1.53           $1.59            19,507
  2006................         --           $1.53            19,522

1.80% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2007................      $  --           $1.61               907
  2006................      $1.52           $  --                --
  2005................      $1.46           $1.52               866
  2004................      $  --           $1.46             4,366
PUTNAM VT VOYAGER SUB-ACCOUNT:
  2007................      $1.30           $1.35            29,510
  2006................      $1.25           $1.30            29,688
  2005................      $1.21           $1.25            29,867
  2004................      $1.17           $1.21            30,046
  2003................      $1.00(a)        $1.17            30,226
VAN KAMPEN UIF EMERGING MARKETS EQUITY SUB-ACCOUNT:
  2007................      $1.00(s)        $0.97            25,785
VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(r)(t):
  2007................      $1.32           $1.51             2,209
  2006................      $  --           $1.32             2,026
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2007................      $1.68           $1.61            11,480
  2006................      $1.47           $1.68             9,509
  2005................      $1.44           $1.47            18,072
  2004................      $1.25           $1.44            17,150
  2003................      $1.00(a)        $1.25            17,253
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $1.70           $1.72            14,054
  2006................      $1.50           $1.70            12,656
  2005................      $1.39           $1.50            33,262
  2004................      $1.24           $1.39            35,013
  2003................      $1.00(a)        $1.24            18,703
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  2007................      $1.69           $2.40           111,948
  2006................      $1.43           $1.69           127,482
  2005................      $1.17           $1.43            89,517
  2004................      $  --           $1.17             4,698
W&R TARGET BALANCED SUB-ACCOUNT:
  2007................      $1.28           $1.43            78,563
  2006................      $1.17           $1.28            82,487
  2005................      $1.14           $1.17            86,260
  2004................      $  --           $1.14           114,132
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  2007................      $1.44           $  --                --
  2006................      $  --           $1.44             1,947
W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2007................      $1.53           $2.16            87,473
  2006................      $1.25           $1.53            45,785
  2005................      $1.00(o)        $1.25            31,955
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.22           $1.50           382,123
  2006................      $1.18           $1.22           236,435
  2005................      $1.08           $1.18            90,093
  2004................      $  --           $1.08            20,551
W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2007................      $1.71           $2.04            59,203
  2006................      $1.44           $1.71            42,847
  2005................      $1.26           $1.44            18,964
  2004................      $1.13           $1.26            18,232
  2003................      $1.00(b)        $1.13            23,813
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $2.37           $2.56           397,848
  2006................      $1.87           $2.37           348,360
  2005................      $1.71           $1.87           288,873
  2004................      $1.42           $1.71           231,193
  2003................      $1.00(f)        $1.42           115,030
W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
  2007................      $2.08           $2.18            40,963
  2006................      $1.89           $2.08            18,669
  2005................      $1.59           $1.89            18,771
  2004................      $1.47           $1.59            21,039
  2003................      $1.00(g)        $1.47            21,043
W&R TARGET MID CAP GROWTH SUB-ACCOUNT:
  2007................      $1.28           $1.41             4,280
  2006................      $1.20           $1.28               983
  2005................      $1.00(o)        $1.20             1,040
W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2007................      $1.53           $1.87            64,143
  2006................      $1.44           $1.53            39,185
  2005................      $1.25           $1.44            41,282
  2004................      $  --           $1.25             4,917
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $1.38           $1.54            73,200
  2006................      $1.34           $1.38            63,855
  2005................      $1.21           $1.34            54,636
  2004................      $1.08           $1.21            47,634
  2003................      $1.00(h)        $1.08             3,745
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.95           $1.83           296,312
  2006................      $1.70           $1.95           288,855
  2005................      $1.66           $1.70           266,675
  2004................      $1.47           $1.66           240,534
  2003................      $1.00(i)        $1.47           204,082
W&R TARGET VALUE SUB-ACCOUNT:
  2007................      $1.46           $1.46             5,327
  2006................      $1.27           $1.46               971
  2005................      $1.24           $1.27             3,461
  2004................      $  --           $1.24            24,759


1.85% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.07           $1.08         3,420,941
  2006................      $1.05           $1.07         2,046,102
  2005................      $1.04           $1.05         1,789,083
  2004................      $1.01           $1.04           613,500
  2003................      $1.00(a)        $1.01            23,698
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $0.95           $1.02           869,440
  2006................      $0.93           $0.95           255,707
  2005................      $1.00(o)        $0.93           168,466
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.75           $1.85           929,156
  2006................      $1.63           $1.75           632,817
  2005................      $1.48           $1.63           542,977
  2004................      $1.30           $1.48           191,187
  2003................      $1.00(a)        $1.30             5,279
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2007................      $1.52           $1.57           100,183
  2006................      $1.34           $1.52           115,943
  2005................      $1.31           $1.34           106,231
  2004................      $  --           $1.31            54,475
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.01           $1.04           996,146
  2006................      $0.99           $1.01           434,075
  2005................      $0.98           $0.99           505,212
  2004................      $0.99           $0.98           197,755
  2003................      $1.00(a)        $0.99             2,246

1.85% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $1.08           $1.09           820,701
  2006................      $1.04           $1.08           522,887
  2005................      $1.03           $1.04           455,705
  2004................      $1.01           $1.03           217,845
  2003................      $1.00(a)        $1.01             9,703
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $2.44           $2.02           591,607
  2006................      $1.90           $2.44           528,742
  2005................      $1.74           $1.90           414,996
  2004................      $1.31           $1.74           154,020
  2003................      $1.00(a)        $1.31             5,483
ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
  2007................      $1.00(s)        $0.92             1,142
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2007................      $1.32           $1.32             2,549
  2006................      $  --           $1.32             2,492
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2007................      $1.50           $1.64           120,666
  2006................      $1.40           $1.50            97,351
  2005................      $1.35           $1.40            14,225
  2004................      $  --           $1.35            14,317
AIM V.I. CORE EQUITY SUB-ACCOUNT(q):
  2007................      $1.42           $1.50            26,674
  2006................      $1.26           $1.42            25,843
  2005................      $1.22           $1.26             5,306
  2004................      $  --           $1.22             4,513
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2007................      $1.60           $1.57            53,841
  2006................      $1.40           $1.60            53,792
  2005................      $1.36           $1.40            33,784
  2004................      $  --           $1.36             8,780
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.21           $1.44         1,495,516
  2006................      $1.28           $1.21         1,631,965
  2005................      $1.28           $1.28         1,483,769
  2004................      $1.18           $1.28           685,802
  2003................      $1.00(a)        $1.18            28,002
AMERICAN CENTURY VALUE VP SUB-ACCOUNT:
  2007................      $1.66           $1.55           685,943
  2006................      $1.43           $1.66           664,985
  2005................      $1.39           $1.43           546,577
  2004................      $1.24           $1.39           168,977
  2003................      $1.00(a)        $1.24             8,115
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $1.75           $2.02           420,637
  2006................      $1.60           $1.75           371,389
  2005................      $1.40           $1.60           224,741
  2004................      $  --           $1.40            74,249
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.67           $1.66         2,040,589
  2006................      $1.42           $1.67         1,671,970
  2005................      $1.37           $1.42         1,626,120
  2004................      $1.26           $1.37           834,201
  2003................      $1.00(a)        $1.26            24,229
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2007................      $2.17           $2.46           323,094
  2006................      $1.97           $2.17           302,393
  2005................      $1.70           $1.97           240,495
  2004................      $1.39           $1.70           107,457
  2003................      $1.00(a)        $1.39             1,642
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2007................      $1.37           $1.43            88,480
  2006................      $1.26           $1.37            82,963
  2005................      $1.27           $1.26            82,657
  2004................      $  --           $1.27            18,984
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2007................      $1.58           $1.72            77,998
  2006................      $1.48           $1.58            67,784
  2005................      $1.44           $1.48            42,882
  2004................      $1.31           $1.44            40,696
  2003................      $1.00(a)        $1.31             3,085
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2007................      $1.67           $1.69           213,000
  2006................      $1.43           $1.67           187,316
  2005................      $1.32           $1.43           182,080
  2004................      $1.20           $1.32           130,336
  2003................      $1.00(a)        $1.20             3,642
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.78           $3.51           375,237
  2006................      $2.21           $2.78           318,390
  2005................      $1.77           $2.21           285,145
  2004................      $1.44           $1.77            74,375
  2003................      $1.00(a)        $1.44             4,173
IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.94            59,475
IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.97         1,303,752
IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.95           294,248
IBBOTSON INCOME & GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.99            55,425
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2007................      $1.33           $1.44            36,729
  2006................      $1.22           $1.33            49,297
  2005................      $1.16           $1.22            27,539
  2004................      $  --           $1.16            14,767
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2007................      $1.59           $2.14           296,746
  2006................      $1.49           $1.59           123,077
  2005................      $1.35           $1.49           109,896
  2004................      $  --           $1.35             3,315
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.94           $3.69           758,652
  2006................      $2.04           $2.94           487,124
  2005................      $1.58           $2.04           462,116
  2004................      $1.35           $1.58           142,473
  2003................      $1.00(a)        $1.35             1,463
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2007................      $1.32           $1.44           328,150
  2006................      $1.25           $1.32            44,969
  2005................      $1.22           $1.25            40,791
  2004................      $1.14           $1.22            31,283
  2003................      $1.00(a)        $1.14             6,080
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2007................      $1.45           $1.55            30,254
  2006................      $1.44           $1.45            29,246
  2005................      $1.43           $1.44            34,964
  2004................      $1.27           $1.43             8,666
  2003................      $1.00(a)        $1.27             8,530
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $1.51           $1.52           290,095
  2006................      $1.37           $1.51           305,179
  2005................      $1.32           $1.37           300,589
  2004................      $1.27           $1.32           177,031
  2003................      $1.00(a)        $1.27            13,703

1.85% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $1.70           $1.80           533,666
  2006................      $1.44           $1.70           124,587
  2005................      $1.37           $1.44           114,526
  2004................      $1.22           $1.37            43,371
  2003................      $1.00(a)        $1.22             8,413
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2007................      $1.40           $1.56            72,807
  2006................      $1.32           $1.40            48,955
  2005................      $1.28           $1.32            85,286
  2004................      $  --           $1.28            15,861
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.26           $1.24           799,017
  2006................      $1.18           $1.26           474,142
  2005................      $1.18           $1.18           399,019
  2004................      $1.10           $1.18           197,729
  2003................      $1.00(a)        $1.10             2,932
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2007................      $2.42           $2.68           102,199
  2006................      $1.91           $2.42           117,067
  2005................      $1.69           $1.91           113,377
  2004................      $1.47           $1.69            84,192
  2003................      $1.00(a)        $1.47             4,310
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $  --           $1.45             7,492
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $1.99           $2.12            95,570
  2006................      $1.59           $1.99            81,912
  2005................      $1.44           $1.59            84,259
  2004................      $1.26           $1.44            91,840
  2003................      $1.00(a)        $1.26             7,300
PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
  2007................      $  --           $1.59             1,310
PUTNAM NEW VALUE SUB-ACCOUNT:
  2007................      $1.73           $1.61            96,496
  2006................      $1.51           $1.73            76,312
  2005................      $1.46           $1.51            61,707
  2004................      $  --           $1.46            10,719
PUTNAM VOYAGER SUB-ACCOUNT:
  2007................      $1.30           $1.34             5,134
  2006................      $1.25           $1.30             5,023
  2005................      $  --           $1.25             4,594
VAN KAMPEN UIF EMERGING MARKETS EQUITY SUB-ACCOUNT:
  2007................      $1.00(s)        $0.97            41,100
VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(r):
  2007................      $  --           $  --                --
  2006................      $1.31           $  --                --
  2005................      $  --           $1.31            11,254
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2007................      $1.68           $1.61           162,088
  2006................      $1.47           $1.68           217,729
  2005................      $1.44           $1.47           201,177
  2004................      $1.25           $1.44           108,163
  2003................      $1.00(a)        $1.25             4,564
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $1.70           $1.71            50,927
  2006................      $1.49           $1.70            56,672
  2005................      $1.39           $1.49            42,281
  2004................      $  --           $1.39             9,233
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  2007................      $1.69           $2.39           465,822
  2006................      $1.43           $1.69           207,679
  2005................      $1.17           $1.43            44,532
  2004................      $  --           $1.17            17,673
W&R TARGET BALANCED SUB-ACCOUNT:
  2007................      $1.28           $1.43            77,418
  2006................      $1.17           $1.28            29,839
  2005................      $  --           $1.17            13,257
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  2007................      $1.43           $1.61            63,543
  2006................      $1.25           $1.43            61,069
  2005................      $1.17           $1.25            43,844
  2004................      $  --           $1.17             3,100
W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2007................      $1.53           $2.16           402,211
  2006................      $1.24           $1.53           152,432
  2005................      $1.00(o)        $1.24           103,222
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.21           $1.50           797,318
  2006................      $1.18           $1.21           577,949
  2005................      $1.08           $1.18           365,712
  2004................      $  --           $1.08             4,109
W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2007................      $1.71           $2.04            91,529
  2006................      $1.44           $1.71            86,626
  2005................      $1.26           $1.44            92,578
  2004................      $1.13           $1.26            14,902
  2003................      $1.00(b)        $1.13             5,409
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $2.37           $2.56         1,216,238
  2006................      $1.86           $2.37         1,054,098
  2005................      $1.71           $1.86           996,058
  2004................      $1.42           $1.71           388,470
  2003................      $1.00(f)        $1.42            13,582
W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
  2007................      $2.08           $2.17           100,786
  2006................      $1.89           $2.08           109,882
  2005................      $1.59           $1.89           107,537
  2004................      $  --           $1.59            67,996
W&R TARGET MID CAP GROWTH SUB-ACCOUNT:
  2007................      $1.28           $1.41            47,504
  2006................      $1.20           $1.28            47,726
  2005................      $1.00(o)        $1.20            23,053
W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2007................      $1.53           $1.86           218,161
  2006................      $1.44           $1.53           177,520
  2005................      $1.25           $1.44           128,505
  2004................      $1.10           $1.25            64,614
  2003................      $1.00(b)        $1.10             1,722
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $1.38           $1.54           202,831
  2006................      $1.34           $1.38           160,716
  2005................      $1.21           $1.34           142,979
  2004................      $1.08           $1.21            21,318
  2003................      $1.00(h)        $1.08             1,483
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.94           $1.83           770,693
  2006................      $1.69           $1.94           595,226
  2005................      $1.66           $1.69           584,076
  2004................      $  --           $1.66           203,863
W&R TARGET VALUE SUB-ACCOUNT:
  2007................      $1.45           $1.45            70,420
  2006................      $1.27           $1.45            64,570
  2005................      $1.24           $1.27            32,247
  2004................      $  --           $1.24             2,019

1.85% Variable Account Charge Continued



1.90% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.07           $1.08         1,071,777
  2006................      $1.04           $1.07           956,748
  2005................      $1.04           $1.04           839,320
  2004................      $1.01           $1.04           578,859
  2003................      $1.00(a)        $1.01           376,561
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $0.94           $1.01           479,747
  2006................      $0.93           $0.94           121,278
  2005................      $1.00(o)        $0.93            22,964
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.75           $1.84           192,670
  2006................      $1.62           $1.75           197,988
  2005................      $1.48           $1.62           183,859
  2004................      $1.30           $1.48           106,863
  2003................      $1.00(a)        $1.30            63,653
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2007................      $1.52           $1.56           148,515
  2006................      $1.34           $1.52           172,076
  2005................      $1.31           $1.34           215,687
  2004................      $1.21           $1.31           189,529
  2003................      $1.00(a)        $1.21            62,372
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.01           $1.04         1,040,141
  2006................      $0.98           $1.01           135,195
  2005................      $0.98           $0.98            52,306
  2004................      $0.99           $0.98            59,451
  2003................      $1.00(a)        $0.99            52,653
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $1.08           $1.09           286,091
  2006................      $1.04           $1.08           305,243
  2005................      $1.03           $1.04           344,743
  2004................      $1.00           $1.03           245,844
  2003................      $1.00(a)        $1.00            57,785
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $2.43           $2.01           226,051
  2006................      $1.90           $2.43           231,901
  2005................      $1.74           $1.90           257,870
  2004................      $1.31           $1.74           195,849
  2003................      $1.00(a)        $1.31            66,716
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2007................      $1.31           $  --                --
  2006................      $1.21           $1.31            33,595
  2005................      $1.18           $1.21            39,974
  2004................      $1.12           $1.18            79,639
  2003................      $1.00(a)        $1.12            86,064
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2007................      $1.50           $1.64            35,611
  2006................      $  --           $1.50            30,988
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2007................      $1.60           $1.56            31,443
  2006................      $1.39           $1.60            32,539
  2005................      $1.36           $1.39            71,549
  2004................      $1.23           $1.36            72,410
  2003................      $1.00(a)        $1.23            61,943
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.21           $1.43           394,339
  2006................      $1.28           $1.21           466,404
  2005................      $1.27           $1.28           445,261
  2004................      $1.17           $1.27           351,971
  2003................      $1.00(a)        $1.17           287,840
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2007................      $1.66           $1.54           154,555
  2006................      $1.43           $1.66           154,325
  2005................      $1.39           $1.43            69,287
  2004................      $1.24           $1.39            31,270
  2003................      $1.00(a)        $1.24             2,104
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $1.75           $2.01           266,277
  2006................      $1.60           $1.75           270,330
  2005................      $1.40           $1.60           270,910
  2004................      $1.24           $1.40           179,347
  2003................      $1.00(a)        $1.24            45,456
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.67           $1.66           444,805
  2006................      $1.42           $1.67           480,113
  2005................      $1.37           $1.42           482,533
  2004................      $1.25           $1.37           423,208
  2003................      $1.00(a)        $1.25           380,065
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2007................      $2.17           $2.46           157,553
  2006................      $1.97           $2.17           151,555
  2005................      $1.70           $1.97           143,613
  2004................      $1.39           $1.70            98,497
  2003................      $1.00(a)        $1.39            49,020
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2007................      $1.37           $1.43            26,078
  2006................      $1.26           $1.37            34,340
  2005................      $1.27           $1.26            34,138
  2004................      $1.20           $1.27            33,559
  2003................      $1.00(a)        $1.20            15,530
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2007................      $1.57           $1.72            18,431
  2006................      $1.48           $1.57            18,536
  2005................      $1.44           $1.48            23,893
  2004................      $1.31           $1.44            54,549
  2003................      $1.00(a)        $1.31            25,921
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2007................      $1.66           $1.69           135,856
  2006................      $1.43           $1.66            93,333
  2005................      $1.32           $1.43            70,543
  2004................      $1.19           $1.32            28,953
  2003................      $1.00(a)        $1.19            19,356
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.77           $3.51            94,405
  2006................      $2.21           $2.77            49,897
  2005................      $1.77           $2.21            34,237
  2004................      $1.44           $1.77            21,915
  2003................      $1.00(a)        $1.44            15,802
IBBOTSON INCOME & GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.99            45,142
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2007................      $  --           $  --                --
  2006................      $1.22           $  --                --
  2005................      $1.16           $1.22             2,585
  2004................      $1.09           $1.16             4,819
  2003................      $1.00(a)        $1.09             2,256
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2007................      $1.59           $2.13           206,145
  2006................      $1.49           $1.59             7,872
  2005................      $  --           $1.49             8,456

1.90% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.93           $3.68           111,825
  2006................      $2.04           $2.93            99,237
  2005................      $1.57           $2.04            63,043
  2004................      $1.35           $1.57            13,345
  2003................      $1.00(a)         1.35             4,515
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2007................      $  --           $1.43             5,321
  2006................      $  --           $  --                --
  2005................      $1.22           $  --                --
  2004................      $1.14           $1.22             2,114
  2003................      $1.00(a)        $1.14             2,219
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $1.51           $1.51            59,035
  2006................      $1.36           $1.51            84,155
  2005................      $1.32           $1.36            98,797
  2004................      $1.27           $1.32           100,007
  2003................      $1.00(a)        $1.27           101,609
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $1.70           $1.79            20,047
  2006................      $1.43           $1.70            12,419
  2005................      $1.37           $1.43            12,990
  2004................      $1.22           $1.37            11,479
  2003................      $1.00(a)        $1.22            11,772
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2007................      $1.40           $1.56             2,454
  2006................      $1.32           $1.40            22,668
  2005................      $1.28           $1.32            26,724
  2004................      $1.23           $1.28            28,078
  2003................      $1.00(a)        $1.23            25,715
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.26           $1.23           146,405
  2006................      $1.18           $1.26           179,449
  2005................      $1.18           $1.18           116,116
  2004................      $1.10           $1.18           100,580
  2003................      $1.00(a)        $1.10            73,462
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2007................      $  --           $  --                --
  2006................      $1.90           $  --                --
  2005................      $1.69           $1.90               979
  2004................      $1.47           $1.69            10,360
  2003................      $1.00(a)        $1.47            12,267
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $1.57           $1.45            19,077
  2006................      $1.38           $1.57            18,823
  2005................      $1.34           $1.38            19,349
  2004................      $1.23           $1.34            19,578
  2003................      $1.00(a)        $1.23            10,809
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $1.99           $2.11            47,008
  2006................      $1.59           $1.99            65,763
  2005................      $1.44           $1.59            90,289
  2004................      $1.26           $1.44           110,744
  2003................      $1.00(a)        $1.26           124,721
PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
  2007................      $  --           $1.58             7,403
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2007................      $  --           $  --                --
  2006................      $  --           $  --                --
  2005................      $1.46           $  --                --
  2004................      $1.29           $1.46            23,398
  2003................      $1.00(a)        $1.29            23,562
PUTNAM VT VOYAGER SUB-ACCOUNT:
  2007................      $  --           $  --                --
  2006................      $  --           $  --                --
  2005................      $1.21           $  --                --
  2004................      $1.17           $1.21             2,093
  2003................      $1.00(a)        $1.17             2,108
VAN KAMPEN UIF EMERGING MARKETS EQUITY SUB-ACCOUNT:
  2007................      $1.00(s)        $0.97            70,193
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2007................      $1.67           $1.60            43,505
  2006................      $1.47           $1.67            53,416
  2005................      $1.44           $1.47            76,444
  2004................      $1.25           $1.44            30,368
  2003................      $1.00(a)        $1.25            15,785
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $1.70           $1.71             7,161
  2006................      $1.49           $1.70            14,290
  2005................      $1.39           $1.49            12,038
  2004................      $  --           $1.39             7,852
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  2007................      $1.69           $2.38           458,638
  2006................      $1.43           $1.69           130,919
  2005................      $1.17           $1.43           115,426
  2004................      $  --           $1.17             4,960
W&R TARGET BALANCED SUB-ACCOUNT:
  2007................      $1.28           $1.42           113,525
  2006................      $1.17           $1.28           103,516
  2005................      $1.14           $1.17           145,418
  2004................      $1.06           $1.14           139,394
  2003................      $1.00(c)        $1.06            67,338
W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2007................      $1.53           $2.16           143,347
  2006................      $1.24           $1.53            63,183
  2005................      $1.00(o)        $1.24            43,700
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.21           $1.50           323,995
  2006................      $1.18           $1.21           192,984
  2005................      $1.08           $1.18           131,730
  2004................      $1.06           $1.08            89,533
  2003................      $1.00(e)        $1.06            36,694
W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2007................      $1.71           $2.03            36,078
  2006................      $1.44           $1.71            61,822
  2005................      $1.26           $1.44            74,300
  2004................      $1.13           $1.26            92,921
  2003................      $1.00(b)        $1.13            54,490
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $2.37           $2.55           363,838
  2006................      $1.86           $2.37           306,069
  2005................      $1.71           $1.86           289,561
  2004................      $1.42           $1.71           184,398
  2003................      $1.00(f)        $1.42           132,095
W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
  2007................      $2.08           $2.17             3,092
  2006................      $1.88           $2.08             3,062
  2005................      $1.59           $1.88            13,479
  2004................      $  --           $1.59             6,572
W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2007................      $1.52           $1.86           141,521
  2006................      $1.44           $1.52            39,586
  2005................      $1.25           $1.44            46,820
  2004................      $  --           $1.25            10,091

1.90% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $1.38           $1.53            62,517
  2006................      $1.34           $1.38            73,853
  2005................      $1.21           $1.34            94,965
  2004................      $1.08           $1.21            61,690
  2003................      $1.00(h)        $1.08            12,910
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.94           $1.82           107,680
  2006................      $1.69           $1.94           116,068
  2005................      $1.65           $1.69           111,166
  2004................      $1.47           $1.65            46,336
  2003................      $1.00(i)        $1.47             3,019
W&R TARGET VALUE SUB-ACCOUNT:
  2007................      $1.45           $1.45           120,598
  2006................      $1.27           $1.45            19,129
  2005................      $1.23           $1.27            29,194
  2004................      $1.10           $1.23            43,191
  2003................      $1.00(j)        $1.10            23,650


1.95% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.08           $1.08          504,633
  2006................      $1.05           $1.08          479,804
  2005................      $1.04           $1.05          964,165
  2004................      $  --           $1.04          692,800
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $0.94           $1.01           12,568
  2006................      $  --           $0.94           52,110
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.43           $1.51           76,584
  2006................      $1.33           $1.43           91,541
  2005................      $1.21           $1.33          192,552
  2004................      $1.07           $1.21          173,162
  2003................      $1.00(a)        $1.07           15,672
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2007................      $1.33           $1.37           13,719
  2006................      $1.18           $1.33           32,510
  2005................      $1.15           $1.18           35,204
  2004................      $1.06           $1.15           48,517
  2003................      $1.00(a)        $1.06           24,581
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.01           $1.04           97,133
  2006................      $0.99           $1.01          152,688
  2005................      $0.99           $0.99          272,140
  2004................      $  --           $0.99          184,738
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $1.08           $1.09          226,116
  2006................      $1.04           $1.08          235,791
  2005................      $1.03           $1.04          205,963
  2004................      $1.01           $1.03          130,711
  2003................      $1.00(a)        $1.01            7,889
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $1.98           $1.63          134,493
  2006................      $1.54           $1.98          170,059
  2005................      $1.42           $1.54          233,007
  2004................      $1.07           $1.42          204,146
  2003................      $1.00(a)        $1.07           28,922
ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
  2007................      $1.00(s)        $0.92          102,625
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2007................      $1.22           $1.22            3,508
  2006................      $1.13           $1.22            3,534
  2005................      $1.09           $1.13            7,121
  2004................      $1.04           $1.09            7,175
  2003................      $1.00(a)        $1.04            7,229
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2007................      $1.27           $1.40            1,225
  2006................      $  --           $1.27              914
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2007................      $1.39           $1.35           16,086
  2006................      $1.21           $1.39           12,498
  2005................      $1.18           $1.21           29,132
  2004................      $1.07           $1.18           29,035
  2003................      $1.00(a)        $1.07           22,191
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.06           $1.25          203,486
  2006................      $1.12           $1.06          226,185
  2005................      $1.12           $1.12          656,202
  2004................      $  --           $1.12          609,658
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2007................      $1.45           $1.35           99,828
  2006................      $1.25           $1.45          116,398
  2005................      $1.22           $1.25           83,767
  2004................      $  --           $1.22            9,194
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $1.49           $1.71          185,293
  2006................      $1.36           $1.49          184,754
  2005................      $1.19           $1.36          152,380
  2004................      $1.05           $1.19           91,023
  2003................      $1.00(a)        $1.05           40,022
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.44           $1.43          384,825
  2006................      $1.23           $1.44          409,830
  2005................      $1.18           $1.23          939,015
  2004................      $1.09           $1.18          757,731
  2003................      $1.00(a)        $1.09           46,011
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2007................      $1.71           $1.94           90,206
  2006................      $1.55           $1.71           94,011
  2005................      $1.34           $1.55           97,577
  2004................      $1.10           $1.34           73,403
  2003................      $1.00(a)        $1.10           21,797
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2007................      $1.20           $1.25           47,071
  2006................      $1.11           $1.20           46,154
  2005................      $1.12           $1.11           44,595
  2004................      $  --           $1.12            1,269
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2007................      $1.26           $1.38           15,031
  2006................      $1.19           $1.26           20,358
  2005................      $1.15           $1.19           14,649
  2004................      $  --           $1.15           14,344
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2007................      $1.50           $1.52          196,101
  2006................      $1.29           $1.50          142,188
  2005................      $1.19           $1.29          139,821
  2004................      $1.08           $1.19           72,126
  2003................      $1.00(a)        $1.08           44,180
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.11           $2.66           30,603
  2006................      $1.68           $2.11           48,683
  2005................      $1.34           $1.68           28,609
  2004................      $  --           $1.34           12,951

1.95% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2007................      $1.26           $1.36           19,104
  2006................      $1.16           $1.26            7,806
  2005................      $  --           $1.16            7,931

JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2007................      $  --           $1.91           13,043
  2006................      $1.33           $  --               --
  2005................      $  --           $1.33           11,138
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.28           $2.86           73,584
  2006................      $1.58           $2.28           69,344
  2005................      $1.22           $1.58           49,707
  2004................      $  --           $1.22           34,146
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2007................      $  --           $1.28              844
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $1.21           $1.21           24,854
  2006................      $1.09           $1.21           36,806
  2005................      $1.06           $1.09          202,270
  2004................      $  --           $1.06          211,001
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $  --           $1.60            1,135
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2007................      $1.20           $1.34           34,200
  2006................      $1.14           $1.20           34,135
  2005................      $1.11           $1.14           32,087
  2004................      $  --           $1.11           30,763
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.18           $1.15          159,433
  2006................      $1.10           $1.18          156,254
  2005................      $1.10           $1.10          356,237
  2004................      $1.03           $1.10          300,420
  2003................      $1.00(a)        $1.03            8,437
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2007................      $1.76           $1.95            8,827
  2006................      $1.39           $1.76            7,256
  2005................      $1.23           $1.39           32,289
  2004................      $  --           $1.23           20,680
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $1.69           $1.80           51,849
  2006................      $1.35           $1.69          113,259
  2005................      $1.23           $1.35          142,163
  2004................      $  --           $1.23          159,988
PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
  2007................      $1.28           $1.33            3,093
  2006................      $1.21           $1.28            3,401
  2005................      $1.12           $1.21            3,595
  2004................      $  --           $1.12            3,918
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2007................      $  --           $1.36           12,203
  2006................      $1.28           $  --               --
  2005................      $  --           $1.28           10,458
VAN KAMPEN UIF EMERGING MARKETS EQUITY SUB-ACCOUNT:
  2007................      $1.00(s)        $0.97           48,606
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2007................      $1.44           $1.38              979
  2006................      $1.26           $1.44            7,666
  2005................      $  --           $1.26            7,759
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $1.48           $1.49            6,948
  2006................      $1.30           $1.48            6,588
  2005................      $  --           $1.30            6,693
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  2007................      $1.68           $2.38          157,179
  2006................      $1.43           $1.68           91,332
  2005................      $1.17           $1.43           61,200
  2004................      $1.05           $1.17           56,253
  2003................      $1.00(b)        $1.05           13,617
W&R TARGET BALANCED SUB-ACCOUNT:
  2007................      $1.26           $1.40           59,966
  2006................      $1.16           $1.26           60,733
  2005................      $1.12           $1.16           58,555
  2004................      $1.05           $1.12           54,404
  2003................      $1.00(c)        $1.05           52,374
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  2007................      $1.42           $  --               --
  2006................      $  --           $1.42           14,161
W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2007................      $1.53           $2.15           37,719
  2006................      $1.24           $1.53           18,471
  2005................      $1.00(o)        $1.24            8,006
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.19           $1.47           92,126
  2006................      $1.16           $1.19          149,986
  2005................      $1.06           $1.16           90,696
  2004................      $  --           $1.06           79,232
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $1.81           $1.96          225,300
  2006................      $1.43           $1.81          221,691
  2005................      $1.31           $1.43          421,148
  2004................      $1.09           $1.31          368,063
  2003................      $1.00(f)        $1.09           31,773
W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
  2007................      $1.49           $1.55            2,022
  2006................      $1.35           $1.49            2,090
  2005................      $  --           $1.35            1,959
W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2007................      $1.48           $1.81           65,982
  2006................      $1.40           $1.48           69,269
  2005................      $1.22           $1.40           25,919
  2004................      $  --           $1.22           28,270
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $1.35           $1.51           21,848
  2006................      $1.31           $1.35           15,656
  2005................      $1.19           $1.31           16,341
  2004................      $  --           $1.19           11,276
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.47           $1.38          100,414
  2006................      $1.28           $1.47           91,414
  2005................      $1.25           $1.28           94,270
  2004................      $1.11           $1.25           61,084
  2003................      $1.00(i)        $1.11           19,313
W&R TARGET VALUE SUB-ACCOUNT:
  2007................      $1.42           $1.42           15,214
  2006................      $1.24           $1.42           14,695
  2005................      $1.21           $1.24           14,263
  2004................      $1.08           $1.21           13,750
  2003................      $1.00(j)        $1.08           21,110

1.95% Variable Account Charge Continued



2.00% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.07           $1.08          858,243
  2006................      $1.05           $1.07          267,099
  2005................      $1.04           $1.05          199,526
  2004................      $  --           $1.04           40,891
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $0.94           $1.01          166,984
  2006................      $  --           $0.94            9,720
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.43           $1.51          280,804
  2006................      $1.33           $1.43          103,606
  2005................      $1.21           $1.33           77,889
  2004................      $  --           $1.21           16,634
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.01           $1.04          182,647
  2006................      $0.99           $1.01           26,666
  2005................      $0.98           $0.99           20,590
  2004................      $  --           $0.98            6,553
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $1.08           $1.09          142,102
  2006................      $1.04           $1.08           39,371
  2005................      $1.03           $1.04           34,036
  2004................      $  --           $1.03           11,616
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $1.97           $1.63          105,952
  2006................      $1.54           $1.97           50,693
  2005................      $1.42           $1.54           39,811
  2004................      $  --           $1.42           15,104
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2007................      $1.27           $1.39           12,571
  2006................      $  --           $1.27            4,908
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.06           $1.25          218,781
  2006................      $1.11           $1.06          219,107
  2005................      $1.12           $1.11          163,451
  2004................      $  --           $1.12           52,734
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2007................      $1.45           $1.35          100,708
  2006................      $1.25           $1.45           98,098
  2005................      $  --           $1.25           65,891
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $1.49           $1.71           22,612
  2006................      $1.36           $1.49            9,676
  2005................      $1.19           $1.36            9,499
  2004................      $  --           $1.19            3,440
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.44           $1.43          354,662
  2006................      $1.22           $1.44          198,010
  2005................      $1.18           $1.22          165,745
  2004................      $  --           $1.18           71,115
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2007................      $1.71           $1.93            6,132
  2006................      $1.55           $1.71            6,164
  2005................      $1.34           $1.55            6,397
  2004................      $  --           $1.34            6,791
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2007................      $1.20           $1.25           15,446
  2006................      $1.10           $1.20            7,317
  2005................      $  --           $1.10            7,375
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2007................      $1.26           $1.38            9,039
  2006................      $1.19           $1.26            8,950
  2005................      $1.15           $1.19            8,739
  2004................      $  --           $1.15            8,728
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2007................      $1.50           $1.52           20,345
  2006................      $1.29           $1.50           14,235
  2005................      $1.19           $1.29           14,349
  2004................      $  --           $1.19            3,944
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.11           $2.66           47,354
  2006................      $1.68           $2.11           45,866
  2005................      $1.34           $1.68           35,979
  2004................      $  --           $1.34            3,789
IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.95           67,566
IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.99            8,576
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2007................      $1.26           $1.36            4,647
  2006................      $1.16           $1.26            4,573
  2005................      $1.10           $1.16            4,262
  2004................      $  --           $1.10            4,136
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2007................      $1.42           $1.90            5,207
  2006................      $1.33           $1.42            3,968
  2005................      $1.21           $1.33            3,642
  2004................      $  --           $1.21            3,687
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.27           $2.85          151,044
  2006................      $1.58           $2.27           72,569
  2005................      $1.22           $1.58           62,951
  2004................      $  --           $1.22           14,227
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2007................      $  --           $1.28          169,036
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $1.21           $1.21            5,835
  2006................      $1.09           $1.21            5,429
  2005................      $1.06           $1.09            5,449
  2004................      $  --           $1.06            3,207
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $  --           $1.59          247,804
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2007................      $1.20           $1.34            6,899
  2006................      $1.14           $1.20            6,498
  2005................      $1.11           $1.14            6,351
  2004................      $  --           $1.11            6,249
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.18           $1.15          173,766
  2006................      $1.10           $1.18           48,279
  2005................      $1.10           $1.10           38,217
  2004................      $  --           $1.10           15,563
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $1.69           $1.79           11,395
  2006................      $1.35           $1.69            6,523
  2005................      $1.23           $1.35            6,904
  2004................      $  --           $1.23            7,254
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2007................      $1.44           $1.37            7,777
  2006................      $1.26           $1.44            7,996
  2005................      $1.24           $1.26            7,706
  2004................      $  --           $1.24            7,745
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  2007................      $1.68           $2.37           29,701
  2006................      $1.43           $1.68           16,941
  2005................      $  --           $1.43           10,775

2.00% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
W&R TARGET BALANCED SUB-ACCOUNT:
  2007................      $1.26           $1.40            5,381
  2006................      $1.15           $1.26            5,339
  2005................      $1.12           $1.15            5,182
  2004................      $  --           $1.12            4,599
W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2007................      $1.53           $2.15           44,059
  2006................      $1.24           $1.53           53,060
  2005................      $1.00(o)        $1.24           10,075
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.19           $1.47          327,443
  2006................      $1.16           $1.19          175,299
  2005................      $1.06           $1.16          122,733
  2004................      $  --           $1.06            9,713
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $1.81           $1.95          213,350
  2006................      $1.43           $1.81          122,200
  2005................      $1.31           $1.43          100,169
  2004................      $  --           $1.31           28,638
W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2007................      $1.48           $1.80           10,028
  2006................      $1.40           $1.48           10,695
  2005................      $1.22           $1.40            3,635
  2004................      $  --           $1.22            3,881
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $1.35           $1.50           31,920
  2006................      $1.31           $1.35           16,431
  2005................      $  --           $1.31           10,288
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.46           $1.38          143,490
  2006................      $1.28           $1.46           57,065
  2005................      $1.25           $1.28           46,267
  2004................      $  --           $1.25           14,613


2.05% Variable Account Charge

                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.07           $1.07         1,982,212
  2006................      $1.05           $1.07         1,849,405
  2005................      $1.04           $1.05         1,408,549
  2004................      $1.01           $1.04           769,904
  2003................      $1.00(a)        $1.01            45,604
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $0.94           $1.01            77,198
  2006................      $0.92           $0.94            50,920
  2005................      $1.00(o)        $0.92             3,347
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.43           $1.50           351,451
  2006................      $1.33           $1.43           379,134
  2005................      $1.21           $1.33           367,971
  2004................      $1.07           $1.21           172,585
  2003................      $1.00(a)        $1.07            10,673
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2007................      $1.33           $1.37            50,500
  2006................      $1.18           $1.33            47,746
  2005................      $1.15           $1.18            18,141
  2004................      $  --           $1.15           129,989
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.01           $1.04           211,517
  2006................      $0.99           $1.01           210,308
  2005................      $0.98           $0.99           238,902
  2004................      $1.00           $0.98           107,512
  2003................      $1.00(a)        $1.00             4,376
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $1.08           $1.09           182,501
  2006................      $1.04           $1.08           225,751
  2005................      $1.03           $1.04           175,992
  2004................      $1.01           $1.03           109,194
  2003................      $1.00(a)        $1.01             2,891
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $1.97           $1.63           281,682
  2006................      $1.54           $1.97           316,069
  2005................      $1.41           $1.54           448,716
  2004................      $1.07           $1.41           544,533
  2003................      $1.00(a)        $1.07             7,382
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2007................      $  --           $1.21            20,873
  2006................      $1.12           $  --                --
  2005................      $1.09           $1.12            17,954
  2004................      $  --           $1.09             9,222
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2007................      $1.27           $1.39            69,952
  2006................      $1.19           $1.27            66,104
  2005................      $  --           $1.19            29,842
AIM V.I. CORE EQUITY SUB-ACCOUNT(q):
  2007................      $1.26           $1.33             1,948
  2006................      $  --           $1.26             1,965
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2007................      $1.38           $1.35            27,183
  2006................      $1.21           $1.38            30,336
  2005................      $1.18           $1.21            24,789
  2004................      $  --           $1.18           129,886
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.05           $1.25         1,023,614
  2006................      $1.11           $1.05         1,161,377
  2005................      $1.11           $1.11         1,108,547
  2004................      $1.03           $1.11           738,041
  2003................      $1.00(a)        $1.03            35,118
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2007................      $1.45           $1.34           231,916
  2006................      $1.25           $1.45           250,116
  2005................      $1.22           $1.25           207,183
  2004................      $  --           $1.22            87,605
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $1.48           $1.70           304,230
  2006................      $1.36           $1.48           248,023
  2005................      $1.19           $1.36           336,873
  2004................      $1.05           $1.19           204,521
  2003................      $1.00(a)        $1.05             3,658
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.44           $1.43         1,122,083
  2006................      $1.22           $1.44         1,167,526
  2005................      $1.18           $1.22         1,174,106
  2004................      $1.08           $1.18           702,107
  2003................      $1.00(a)        $1.08            47,006
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2007................      $1.71           $1.93           132,394
  2006................      $1.55           $1.71           218,887
  2005................      $1.34           $1.55           115,720
  2004................      $1.10           $1.34           145,727
  2003................      $1.00(a)        $1.10             2,251

2.05% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2007................      $1.20           $1.25            15,811
  2006................      $1.10           $1.20            35,919
  2005................      $1.11           $1.10            35,317
  2004................      $1.05           $1.11            30,713
  2003................      $1.00(a)        $1.05            15,959
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2007................      $1.26           $1.37            14,858
  2006................      $1.18           $1.26             7,372
  2005................      $1.15           $1.18             7,644
  2004................      $1.06           $1.15             6,047
  2003................      $1.00(a)        $1.06             7,359
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2007................      $1.49           $1.51            89,398
  2006................      $1.29           $1.49           103,441
  2005................      $1.19           $1.29           115,717
  2004................      $  --           $1.19            77,514
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.10           $2.65           152,467
  2006................      $1.68           $2.10           192,042
  2005................      $1.34           $1.68           106,702
  2004................      $1.10           $1.34            46,516
  2003................      $1.00(a)        $1.10             2,975
IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.94             5,553
IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.95            18,305
IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.99            16,496
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2007................      $1.26           $1.36           148,207
  2006................      $1.16           $1.26           135,082
  2005................      $1.10           $1.16            51,176
  2004................      $  --           $1.10            28,229
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2007................      $1.42           $1.90            60,830
  2006................      $1.33           $1.42            36,506
  2005................      $1.20           $1.33            76,330
  2004................      $  --           $1.20           168,018
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.27           $2.84           266,030
  2006................      $1.58           $2.27           325,901
  2005................      $1.22           $1.58           212,343
  2004................      $  --           $1.22            87,965
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2007................      $  --           $1.28             5,809
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2007................      $1.18           $1.27             7,402
  2006................      $  --           $1.18             7,468
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $1.21           $1.21           161,007
  2006................      $1.09           $1.21           183,009
  2005................      $1.06           $1.09           183,862
  2004................      $1.02           $1.06           159,697
  2003................      $1.00(a)        $1.02            15,693
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $1.51           $1.59             9,652
  2006................      $  --           $1.51             1,683
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2007................      $  --           $  --                --
  2006................      $1.14           $  --                --
  2005................      $1.11           $1.14            14,059
  2004................      $  --           $1.11            13,206
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.18           $1.15           272,480
  2006................      $1.10           $1.18           330,568
  2005................      $1.10           $1.10           333,082
  2004................      $1.03           $1.10           185,643
  2003................      $1.00(a)        $1.03             5,481
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2007................      $1.75           $1.94           143,379
  2006................      $1.38           $1.75           142,131
  2005................      $1.23           $1.38           122,898
  2004................      $  --           $1.23             2,374
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $1.37           $1.27             6,387
  2006................      $1.21           $1.37             6,695
  2005................      $1.17           $1.21             6,286
  2004................      $  --           $1.17             6,490
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $1.68           $1.79            98,966
  2006................      $1.35           $1.68           126,571
  2005................      $1.22           $1.35           122,401
  2004................      $1.08           $1.22           126,829
  2003................      $1.00(a)        $1.08            16,110
PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
  2007................      $1.28           $1.33            21,656
  2006................      $1.20           $1.28            20,548
  2005................      $1.12           $1.20            16,931
  2004................      $  --           $1.12            14,737
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2007................      $1.45           $1.36             7,341
  2006................      $1.28           $1.45            18,778
  2005................      $  --           $1.28            11,496
VAN KAMPEN UIF EMERGING MARKETS EQUITY SUB-ACCOUNT:
  2007................      $1.00(s)        $0.97             5,400
VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(r)(t):
  2007................      $  --           $1.29             1,597
  2006................      $1.12           $  --                --
  2005................      $  --           $1.12             3,851
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2007................      $1.43           $1.37           200,070
  2006................      $1.26           $1.43           210,883
  2005................      $1.24           $1.26           255,431
  2004................      $  --           $1.24           173,898
VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
  2007................      $1.48           $1.48             9,948
  2006................      $1.30           $1.48            23,991
  2005................      $  --           $1.30            23,818
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  2007................      $1.68           $2.37           362,849
  2006................      $1.42           $1.68           293,099
  2005................      $1.17           $1.42           108,428
  2004................      $  --           $1.17            34,277
W&R TARGET BALANCED SUB-ACCOUNT:
  2007................      $1.26           $1.40            46,035
  2006................      $1.15           $1.26            50,653
  2005................      $1.12           $1.15            46,014
  2004................      $1.05           $1.12            32,851
  2003................      $1.00(c)        $1.05            26,403
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  2007................      $1.42           $1.58            14,971
  2006................      $1.24           $1.42             8,195
  2005................      $  --           $1.24             6,283
W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2007................      $1.53           $2.15           239,160
  2006................      $1.24           $1.53           222,258
  2005................      $1.00(o)        $1.24            39,536

2.05% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.19           $1.46           259,114
  2006................      $1.15           $1.19           264,555
  2005................      $1.06           $1.15           163,247
  2004................      $  --           $1.06            16,862
W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2007................      $1.62           $1.93            16,267
  2006................      $1.37           $1.62            18,500
  2005................      $1.20           $1.37            38,727
  2004................      $1.07           $1.20            26,034
  2003................      $1.00(b)        $1.07             8,430
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $1.81           $1.95           617,668
  2006................      $1.42           $1.81           670,404
  2005................      $1.31           $1.42           705,807
  2004................      $1.09           $1.31           341,781
  2003................      $1.00(f)        $1.09            18,812
W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
  2007................      $1.48           $1.55             1,160
  2006................      $  --           $1.48             1,125
W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2007................      $1.48           $1.80            86,554
  2006................      $1.40           $1.48             6,406
  2005................      $1.22           $1.40             8,413
  2004................      $  --           $1.22             3,413
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $1.35           $1.50            81,859
  2006................      $1.31           $1.35            67,035
  2005................      $1.19           $1.31           156,316
  2004................      $  --           $1.19            30,341
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.46           $1.37           246,504
  2006................      $1.28           $1.46           282,872
  2005................      $1.25           $1.28           299,668
  2004................      $1.11           $1.25           146,156
  2003................      $1.00(i)        $1.11             2,151
W&R TARGET VALUE SUB-ACCOUNT:
  2007................      $1.42           $1.41            87,417
  2006................      $1.24           $1.42            61,021
  2005................      $1.21           $1.24           107,034
  2004................      $  --           $1.21            31,341



2.10% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.07           $1.07          113,642
  2006................      $1.04           $1.07           57,300
  2005................      $  --           $1.04           44,143
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $0.94           $1.01            3,977
  2006................      $0.92           $0.94            4,151
  2005................      $1.00(o)        $0.92            3,810
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.43           $1.50           33,971
  2006................      $1.33           $1.43           17,871
  2005................      $  --           $1.33           13,817
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.01           $1.03           19,078
  2006................      $0.99           $1.01            9,715
  2005................      $  --           $0.99            6,711
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $1.07           $1.08            1,789
  2006................      $1.04           $1.07            1,753
  2005................      $  --           $1.04            1,643
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $1.97           $1.62           13,331
  2006................      $1.54           $1.97            6,703
  2005................      $  --           $1.54            6,022
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.05           $1.24           63,723
  2006................      $1.11           $1.05           33,994
  2005................      $  --           $1.11           23,550
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2007................      $1.45           $1.34           42,946
  2006................      $1.25           $1.45           22,385
  2005................      $  --           $1.25           18,270
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $1.48           $1.70            1,949
  2006................      $1.36           $1.48            2,183
  2005................      $  --           $1.36            2,161
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.43           $1.42           47,242
  2006................      $1.22           $1.43           24,493
  2005................      $  --           $1.22           19,741
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2007................      $1.70           $1.92              825
  2006................      $1.55           $1.70              907
  2005................      $  --           $1.55              909
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.10           $2.65           13,112
  2006................      $1.67           $2.10            8,182
  2005................      $  --           $1.67            6,818
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2007................      $1.42           $1.90              947
  2006................      $1.33           $1.42            1,238
  2005................      $  --           $1.33            1,201
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.26           $2.84           13,243
  2006................      $1.58           $2.26            8,991
  2005................      $  --           $1.58            8,925
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.18           $1.15           29,334
  2006................      $1.10           $1.18           15,182
  2005................      $  --           $1.10           10,690
OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2007................      $1.75           $1.93              776
  2006................      $1.38           $1.75              839
  2005................      $  --           $1.38              966
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2007................      $1.43           $1.37            3,022
  2006................      $1.26           $1.43            2,820
  2005................      $  --           $1.26            2,904
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.19           $1.46           61,052
  2006................      $1.15           $1.19           34,247
  2005................      $  --           $1.15           24,961
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $1.81           $1.94           38,385
  2006................      $1.42           $1.81           21,154
  2005................      $  --           $1.42           17,471
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $1.35           $1.50            3,412
  2006................      $1.31           $1.35            1,832
  2005................      $  --           $1.31            1,663

2.10% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.46           $1.37           21,171
  2006................      $1.28           $1.46           11,030
  2005................      $  --           $1.28            8,785


2.15% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.07           $1.07          325,500
  2006................      $1.04           $1.07          226,520
  2005................      $1.04           $1.04          184,444
  2004................      $  --           $1.04          180,120
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $0.94           $1.01           56,613
  2006................      $  --           $0.94           13,759
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.42           $1.50          106,847
  2006................      $1.32           $1.42           60,624
  2005................      $1.21           $1.32           48,391
  2004................      $  --           $1.21           47,956
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.01           $1.03           64,202
  2006................      $0.99           $1.01           54,856
  2005................      $0.98           $0.99           56,151
  2004................      $  --           $0.98           61,610
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $1.07           $1.08           58,702
  2006................      $1.04           $1.07           63,089
  2005................      $1.03           $1.04           63,689
  2004................      $  --           $1.03           28,654
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $1.96           $1.62           37,735
  2006................      $1.54           $1.96           32,344
  2005................      $1.41           $1.54           29,399
  2004................      $  --           $1.41           30,224
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2007................      $1.27           $1.38           21,824
  2006................      $  --           $1.27           13,242
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.05           $1.24          180,914
  2006................      $1.11           $1.05          191,082
  2005................      $1.11           $1.11          164,701
  2004................      $  --           $1.11          164,231
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2007................      $1.44           $1.34           83,593
  2006................      $1.25           $1.44           50,678
  2005................      $  --           $1.25           18,895
AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
  2007................      $1.00(s)        $1.05           12,897
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $1.48           $1.70            4,821
  2006................      $1.36           $1.48           59,196
  2005................      $  --           $1.36           59,899
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.43           $1.42          232,570
  2006................      $1.22           $1.43          205,551
  2005................      $1.18           $1.22          193,648
  2004................      $  --           $1.18          198,209
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2007................      $1.70           $1.92           34,838
  2006................      $1.55           $1.70           15,334
  2005................      $1.34           $1.55           15,619
  2004................      $  --           $1.34           14,081
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2007................      $1.49           $1.51           29,168
  2006................      $1.28           $1.49           28,096
  2005................      $  --           $1.28           28,363
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.10           $2.64           20,332
  2006................      $1.67           $2.10           20,753
  2005................      $  --           $1.67           13,755
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.26           $2.83           42,152
  2006................      $1.58           $2.26           26,772
  2005................      $1.22           $1.58           13,027
  2004................      $  --           $1.22            9,585
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2007................      $  --           $1.27           19,462
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  2007................      $1.18           $1.26            4,416
  2006................      $1.18           $1.18            4,459
  2005................      $1.17           $1.18            4,501
  2004................      $  --           $1.17            4,544
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $1.20           $1.20           35,167
  2006................      $1.09           $1.20           36,690
  2005................      $1.06           $1.09           39,524
  2004................      $  --           $1.06           42,366
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $  --           $1.58           26,740
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2007................      $1.20           $1.33           51,723
  2006................      $1.14           $1.20           19,695
  2005................      $1.11           $1.14           19,882
  2004................      $  --           $1.11           20,071
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.17           $1.14          102,029
  2006................      $1.10           $1.17           76,597
  2005................      $1.10           $1.10           76,341
  2004................      $  --           $1.10           73,250
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2007................      $1.75           $1.93           14,450
  2006................      $1.38           $1.75           14,762
  2005................      $1.23           $1.38           15,010
  2004................      $  --           $1.23           13,406
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $1.68           $1.78           25,185
  2006................      $1.34           $1.68           28,689
  2005................      $1.22           $1.34           34,398
  2004................      $  --           $1.22           38,942
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2007................      $1.43           $1.37            3,143
  2006................      $1.26           $1.43            3,159
  2005................      $  --           $1.26            2,938
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  2007................      $  --           $2.36           10,944
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.18           $1.46           88,725
  2006................      $1.15           $1.18           47,894
  2005................      $  --           $1.15            7,206

2.15% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $1.80           $1.94          106,151
  2006................      $1.42           $1.80           90,901
  2005................      $1.31           $1.42           81,727
  2004................      $  --           $1.31           78,775
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $1.35           $1.49           10,195
  2006................      $1.31           $1.35           14,758
  2005................      $1.18           $1.31            9,678
  2004................      $  --           $1.18            8,486
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.46           $1.37           34,272
  2006................      $1.27           $1.46           21,013
  2005................      $1.25           $1.27           15,425
  2004................      $  --           $1.25           13,437
W&R TARGET VALUE SUB-ACCOUNT:
  2007................      $1.41           $  --               --
  2006................      $1.23           $1.41           28,876
  2005................      $1.21           $1.23           29,151
  2004................      $  --           $1.21           29,428


2.20% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.07           $1.07          505,958
  2006................      $1.04           $1.07          373,065
  2005................      $1.04           $1.04          355,560
  2004................      $1.01           $1.04          115,595
  2003................      $1.00(a)        $1.01           22,940
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $0.94           $1.01           58,648
  2006................      $0.92           $0.94           13,477
  2005................      $1.00(o)        $0.92           17,883
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.42           $1.49          106,909
  2006................      $1.32           $1.42           92,327
  2005................      $1.21           $1.32           95,240
  2004................      $1.07           $1.21           32,715
  2003................      $1.00(a)        $1.07            8,579
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2007................      $1.32           $1.36          108,598
  2006................      $1.17           $1.32           75,590
  2005................      $  --           $1.17            8,762
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $0.98           $1.03          294,351
  2006................      $0.98           $1.01          105,430
  2005................      $0.98           $ .98           99,714
  2004................      $1.00           $0.98           50,944
  2003................      $1.00(a)        $1.00           30,859
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $1.07           $1.08          384,591
  2006................      $1.04           $1.07          212,657
  2005................      $1.03           $1.04          648,225
  2004................      $1.01           $1.03           87,102
  2003................      $1.00(a)        $1.01           34,924
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $1.96           $1.62          114,970
  2006................      $1.53           $1.96           75,939
  2005................      $1.41           $1.53           72,999
  2004................      $1.07           $1.41           28,603
  2003................      $1.00(a)        $1.07            2,399
AIM V.I. BASIC BALANCED SUB-ACCOUNT:
  2007................      $1.21           $1.21           14,582
  2006................      $1.12           $1.21           14,414
  2005................      $  --           $1.12           14,540
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.05           $1.24          271,613
  2006................      $1.11           $1.05          305,327
  2005................      $1.11           $1.11          282,010
  2004................      $1.03           $1.11          129,057
  2003................      $1.00(a)        $1.03           30,745
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2007................      $1.44           $1.34           23,001
  2006................      $1.24           $1.44           47,673
  2005................      $  --           $1.24           37,432
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $1.48           $1.69          112,219
  2006................      $1.35           $1.48           74,538
  2005................      $1.19           $1.35           72,635
  2004................      $  --           $1.19           10,913
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.43           $1.42          349,390
  2006................      $1.22           $1.43          299,225
  2005................      $1.18           $1.22          310,671
  2004................      $1.08           $1.18          151,168
  2003................      $1.00(a)        $1.08           50,879
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2007................      $1.70           $1.92           79,472
  2006................      $1.54           $1.70           50,649
  2005................      $1.34           $1.54           49,314
  2004................      $  --           $1.34           14,107
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2007................      $1.25           $1.37            9,580
  2006................      $1.18           $1.25            8,312
  2005................      $1.15           $1.18            8,037
  2004................      $1.06           $1.15            4,033
  2003................      $1.00(a)        $1.06            4,074
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2007................      $  --           $1.50            2,389
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.09           $2.64           24,749
  2006................      $1.67           $2.09           31,979
  2005................      $1.34           $1.67           32,295
  2004................      $1.10           $1.34            5,341
  2003................      $1.00(a)        $1.10              554
IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.99           29,053
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2007................      $1.41           $1.89           48,908
  2006................      $1.32           $1.41           43,407
  2005................      $  --           $1.32           41,790
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.26           $2.83           79,477
  2006................      $1.57           $2.26           62,324
  2005................      $1.22           $1.57           67,165
  2004................      $  --           $1.22           17,629
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2007................      $1.17           $1.27           32,151
  2006................      $  --           $1.17            7,380
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $1.20           $1.20           30,961
  2006................      $1.09           $1.20           36,719
  2005................      $1.06           $1.09           30,159
  2004................      $1.02           $1.06           20,019
  2003................      $1.00(a)        $1.02            9,192

2.20% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $1.50           $1.58           45,491
  2006................      $1.27           $1.50           12,708
  2005................      $  --           $1.27           22,257
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2007................      $1.19           $1.33           10,329
  2006................      $1.13           $1.19           14,410
  2005................      $1.11           $1.13           16,851
  2004................      $1.06           $1.11            8,503
  2003................      $1.00(a)        $1.06            8,588
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.17           $1.14          211,587
  2006................      $1.10           $1.17          121,246
  2005................      $1.10           $1.10          118,252
  2004................      $1.03           $1.10           54,179
  2003................      $1.00(a)        $1.03           15,817
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2007................      $1.74           $1.93           11,192
  2006................      $1.38           $1.74           11,611
  2005................      $1.23           $1.38           14,955
  2004................      $1.07           $1.23           10,406
  2003................      $1.00(a)        $1.07            5,699
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $1.68           $1.78            2,288
  2006................      $1.34           $1.68            6,940
  2005................      $1.22           $1.34            9,284
  2004................      $1.08           $1.22           12,173
  2003................      $1.00(a)        $1.08            2,197
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2007................      $1.45           $1.35           31,545
  2006................      $1.28           $1.45            8,428
  2005................      $  --           $1.28            5,110
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2007................      $1.43           $1.36           34,682
  2006................      $1.26           $1.43           37,240
  2005................      $1.23           $1.26           37,521
  2004................      $1.07           $1.23           31,824
  2003................      $1.00(a)        $1.07            8,613
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  2007................      $1.67           $2.35           74,510
  2006................      $1.42           $1.67           28,564
  2005................      $1.17           $1.42           14,844
  2004................      $  --           $1.17           34,277
W&R TARGET BALANCED SUB-ACCOUNT:
  2007................      $  --           $1.39           21,747
W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2007................      $1.52           $2.14           52,690
  2006................      $1.24           $1.52           23,188
  2005................      $1.00(o)        $1.24           20,261
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.18           $1.46           98,129
  2006................      $1.15           $1.18           54,794
  2005................      $1.06           $1.15           65,020
  2004................      $  --           $1.06            9,169
W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2007................      $1.62           $1.92            4,857
  2006................      $1.37           $1.62            4,906
  2005................      $  --           $1.37            4,956
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $1.80           $1.94          198,766
  2006................      $1.42           $1.80          181,778
  2005................      $1.31           $1.42          192,957
  2004................      $1.09           $1.31           71,315
  2003................      $1.00(f)        $1.09           25,355
W&R TARGET MID CAP GROWTH SUB-ACCOUNT:
  2007................      $  --           $  --               --
  2006................      $1.20           $  --               --
  2005................      $1.00(o)        $1.20            5,593
W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2007................      $1.47           $1.79           16,727
  2006................      $1.39           $1.47           10,997
  2005................      $  --           $1.39            7,125
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $1.34           $1.49           56,093
  2006................      $1.31           $1.34           31,687
  2005................      $1.18           $1.31           35,385
  2004................      $  --           $1.18            4,924
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.46           $1.36          125,968
  2006................      $1.27           $1.46          108,404
  2005................      $1.25           $1.27          109,574
  2004................      $1.11           $1.25           30,746
  2003................      $1.00(i)        $1.11            3,728
W&R TARGET VALUE SUB-ACCOUNT:
  2007................      $1.41           $1.40           82,974
  2006................      $1.23           $1.41           64,461
  2005................      $  --            1.23           63,052



2.25% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.07           $1.07          225,144
  2006................      $1.04           $1.07          201,699
  2005................      $1.04           $1.04          162,951
  2004................      $  --           $1.04          126,735
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $  --           $1.00            6,734
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.42           $1.49           52,253
  2006................      $1.32           $1.42           48,750
  2005................      $1.21           $1.32           52,143
  2004................      $  --           $1.21           35,258
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.00           $1.03           61,196
  2006................      $0.98           $1.00           22,187
  2005................      $0.98           $0.98           54,028
  2004................      $  --           $0.98           37,947
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $  --           $1.08            4,807
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $1.96           $1.61           20,334
  2006................      $1.53           $1.96           20,457
  2005................      $1.41           $1.53           23,040
  2004................      $  --           $1.41           19,195
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.05           $1.24          159,919
  2006................      $1.11           $1.05          163,848
  2005................      $1.11           $1.11          156,475
  2004................      $  --           $1.11          115,260
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2007................      $1.44           $1.33           23,762
  2006................      $1.24           $1.44           22,947
  2005................      $  --           $1.24           23,443

2.25% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.43           $1.41          145,677
  2006................      $1.22           $1.43          160,518
  2005................      $1.18           $1.22          170,981
  2004................      $  --           $1.18          142,379
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.09           $2.63            6,556
  2006................      $1.67           $2.09            8,302
  2005................      $1.34           $1.67            8,619
  2004................      $  --           $1.34            5,341
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.25           $2.82           21,615
  2006................      $1.57           $2.25           23,209
  2005................      $1.22           $1.57           33,807
  2004................      $  --           $1.22           29,593
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2007................      $  --           $1.27            6,588
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $  --           $1.58            9,253
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.17           $1.14           75,008
  2006................      $1.10           $1.17           71,070
  2005................      $1.10           $1.10           69,633
  2004................      $  --           $1.10           46,855
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.18           $1.45           41,172
  2006................      $1.15           $1.18           39,610
  2005................      $  --           $1.15           36,349
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $1.80           $1.93           68,591
  2006................      $1.42           $1.80           75,501
  2005................      $1.30           $1.42           85,684
  2004................      $  --           $1.30           65,854
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.45           $1.36           47,542
  2006................      $1.27           $1.45           46,660
  2005................      $1.25           $1.27           50,865
  2004................      $  --           $1.25           38,991


2.30% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.06           $1.06          130,801
  2006................      $1.04           $1.06          131,935
  2005................      $1.04           $1.04          116,908
  2004................      $  --           $1.04           68,594
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $0.94           $1.00            2,628
  2006................      $  --           $0.94            3,699
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.42           $1.49           28,538
  2006................      $1.32           $1.42           32,623
  2005................      $1.21           $1.32           28,431
  2004................      $  --           $1.21           19,315
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.00           $1.02           43,574
  2006................      $0.98           $1.00           42,315
  2005................      $0.98           $0.98           42,622
  2004................      $  --           $0.98           22,728
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $1.07           $1.08            4,296
  2006................      $1.04           $1.07            6,339
  2005................      $1.03           $1.04            6,172
  2004................      $  --           $1.03           17,236
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $1.96           $1.61           33,317
  2006................      $1.53           $1.96           33,534
  2005................      $1.41           $1.53           36,390
  2004................      $1.07           $1.41           49,204
  2003................      $1.00(a)        $1.07           19,782
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2007................      $  --           $1.38            1,802
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2007................      $  --           $  --               --
  2006................      $1.20           $  --               --
  2005................      $1.18           $1.20           40,275
  2004................      $1.07           $1.18           64,016
  2003................      $1.00(a)        $1.07           23,656
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.05           $1.23           93,505
  2006................      $1.11           $1.05          107,658
  2005................      $1.11           $1.11           87,106
  2004................      $  --           $1.11           61,288
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2007................      $1.44           $1.33           12,638
  2006................      $1.24           $1.44           21,283
  2005................      $1.21           $1.24           54,904
  2004................      $  --           $1.21           43,282
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $1.47           $1.69           78,333
  2006................      $1.35           $1.47           80,221
  2005................      $1.18           $1.35           70,539
  2004................      $  --           $1.18           63,867
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.43           $1.41           96,926
  2006................      $1.22           $1.43          106,606
  2005................      $1.18           $1.22          146,700
  2004................      $1.08           $1.18          142,466
  2003................      $1.00(a)        $1.08           23,526
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2007................      $1.69           $1.91           55,108
  2006................      $1.54           $1.69           57,423
  2005................      $1.34           $1.54           63,241
  2004................      $  --           $1.34           59,733
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2007................      $  --           $  --               --
  2006................      $1.18           $  --               --
  2005................      $1.15           $1.18            9,884
  2004................      $  --           $1.15            9,436
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2007................      $1.48           $1.50            2,448
  2006................      $1.28           $1.48            2,309
  2005................      $1.18           $1.28            2,360
  2004................      $  --           $1.18               68
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.09           $2.62            7,820
  2006................      $1.67           $2.09            8,953
  2005................      $1.34           $1.67           10,622
  2004................      $1.10           $1.34            9,961
  2003................      $1.00(a)        $1.10            6,594
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2007................      $  --           $1.88              792

2.30% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.25           $2.81           15,066
  2006................      $1.57           $2.25           17,933
  2005................      $1.22           $1.57           22,930
  2004................      $  --           $1.22           15,922
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $1.20           $1.20            9,607
  2006................      $1.09           $1.20           10,431
  2005................      $1.06           $1.09           10,103
  2004................      $1.02           $1.06           24,538
  2003................      $1.00(a)        $1.02           14,521
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $  --           $1.57            7,987
  2006................      $1.27           $  --               --
  2005................      $  --           $1.27            3,663
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2007................      $1.19           $  --               --
  2006................      $1.13           $1.19            2,123
  2005................      $1.10           $1.13            2,146
  2004................      $  --           $1.10            2,070
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.17           $1.14           32,036
  2006................      $1.09           $1.17           30,882
  2005................      $1.10           $1.09           79,170
  2004................      $  --           $1.10           56,494
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2007................      $  --           $1.92            5,295
  2006................      $1.38           $  --               --
  2005................      $1.22           $1.38            1,549
  2004................      $1.07           $1.22            6,883
  2003................      $1.00(a)        $1.07            6,741
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $1.67           $1.77           10,193
  2006................      $1.34           $1.67            9,369
  2005................      $1.22           $1.34           11,286
  2004................      $1.07           $1.22           14,627
  2003................      $1.00(a)        $1.07            7,725
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  2007................      $1.44           $1.34           10,780
  2006................      $1.27           $1.44           10,900
  2005................      $  --           $1.27           24,401
PUTNAM VT VOYAGER SUB-ACCOUNT:
  2007................      $  --           $  --               --
  2006................      $  --           $  --               --
  2005................      $1.05           $  --               --
  2004................      $  --           $1.05           15,634
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2007................      $1.42           $  --               --
  2006................      $1.25           $1.42            1,944
  2005................      $1.23           $1.25           24,255
  2004................      $  --           $1.23           24,437
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  2007................      $1.66           $2.34           34,023
  2006................      $1.42           $1.66           26,556
  2005................      $  --           $1.42            7,040
W&R TARGET BALANCED SUB-ACCOUNT:
  2007................      $1.25           $1.38            2,949
  2006................      $1.15           $1.25            2,875
  2005................      $1.12           $1.15            7,315
  2004................      $  --           $1.12            4,538
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  2007................      $  --           $1.57            8,638
  2006................      $1.23           $  --               --
  2005................      $  --           $1.23            8,290
W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2007................      $1.52           $2.13            7,123
  2006................      $1.24           $1.52            2,562
  2005................      $1.00(o)        $1.24            9,025
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.18           $1.45           18,978
  2006................      $1.15           $1.18           30,278
  2005................      $  --           $1.15           17,360
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $1.79           $1.93           44,270
  2006................      $1.42           $1.79           46,162
  2005................      $1.30           $1.42           50,459
  2004................      $1.09           $1.30           44,627
  2003................      $1.00(f)        $1.09           13,866
W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
  2007................      $1.47           $1.53              739
  2006................      $1.34           $1.47              741
  2005................      $1.14           $1.34              749
  2004................      $  --           $1.14              902
W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2007................      $1.46           $1.78              170
  2006................      $1.39           $1.46              177
  2005................      $1.21           $1.39              184
  2004................      $  --           $1.21              192
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $1.34           $1.48            3,226
  2006................      $1.30           $1.34            1,781
  2005................      $1.18           $1.30            2,532
  2004................      $1.06           $1.18           18,900
  2003................      $1.00(h)        $1.06           17,403
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.45           $1.36           30,703
  2006................      $1.27           $1.45           25,142
  2005................      $1.25           $1.27           36,225
  2004................      $1.11           $1.25           39,181
  2003................      $1.00(i)        $1.11           13,625
W&R TARGET VALUE SUB-ACCOUNT:
  2007................      $  --           $1.40            4,573
  2006................      $1.23           $  --               --
  2005................      $1.21           $1.23           29,540
  2004................      $  --           $1.21           25,760


2.35% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.06           $1.06           25,679
  2006................      $1.04           $1.06           18,270
  2005................      $1.04           $1.04           18,047
  2004................      $  --           $1.04            2,964
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $  --           $1.00           20,010
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.41           $1.48           24,526
  2006................      $1.32           $1.41            4,370
  2005................      $1.21           $1.32            4,387
  2004................      $  --           $1.21            2,318
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.00           $1.02           11,896
  2006................      $0.98           $1.00           11,039
  2005................      $  --           $0.98           11,101
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $  --           $1.61            1,733

2.35% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
AMERICAN CENTURY INCOME & GROWTH SUB-ACCOUNT
  2007................      $1.37           $  --               --
  2006................      $1.20           $1.37            2,420
  2005................      $1.18           $1.20            2,448
  2004................      $  --           $1.18            2,476
AMERICAN CENTURY ULTRA(R) SUB-ACCOUNT
  2007................      $1.04           $1.23            5,460
  2006................      $1.11           $1.04            5,840
  2005................      $  --           $1.11            5,178
AMERICAN CENTURY VALUE SUB-ACCOUNT
  2007................      $1.44           $1.33            6,597
  2006................      $1.24           $1.44            4,612
  2005................      $  --           $1.24            4,628
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT
  2007................      $1.47           $1.68           19,660
  2006................      $1.35           $1.47            4,668
  2005................      $1.18           $1.35            4,721
  2004................      $  --           $1.18            4,776
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT
  2007................      $1.42           $1.41            8,224
  2006................      $1.21           $1.42           11,019
  2005................      $1.18           $1.21           11,356
  2004................      $  --           $1.18            4,934
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2007................      $  --           $1.90           10,578
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  2007................      $  --           $1.23            1,240
FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(k):
  2007................      $  --           $1.36            2,608
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2007................      $  --           $1.49            4,501
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.08           $2.62            1,500
  2006................      $1.66           $2.08            2,110
  2005................      $1.34           $1.66            2,134
  2004................      $  --           $1.34            2,158
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2007................      $  --           $1.88           12,465
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $  --           $2.81            9,026
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2007................      $  --           $1.26            3,570
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $  --           $1.57            4,851
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.17           $1.13           17,723
  2006................      $1.09           $1.17            5,120
  2005................      $  --           $1.09            5,119
PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
  2007................      $1.73           $1.91              861
  2006................      $1.37           $1.73            2,145
  2005................      $1.22           $1.37            2,170
  2004................      $  --           $1.22            2,195
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $  --           $1.77            6,521
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2007................      $  --           $1.35            1,117
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  2007................      $  --           $2.34            2,673
W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2007................      $  --           $2.13            1,722
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.18           $1.45           10,956
  2006................      $1.15           $1.18            5,903
  2005................      $  --           $1.15            5,815
W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2007................      $  --           $1.91            1,745
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $1.79           $1.92            9,845
  2006................      $1.42           $1.79            6,242
  2005................      $  --           $1.42            7,003
W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2007................      $  --           $1.78            9,148
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $  --           $1.48            8,934
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.45           $1.36           13,174
  2006................      $1.27           $1.45            2,029
  2005................      $  --           $1.27            1,997


2.40% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.06           $1.06          123,416
  2006................      $1.04           $1.06          123,042
  2005................      $1.04           $1.04          118,298
  2004................      $1.01           $1.04           55,003
  2003................      $1.00(a)        $1.01           22,242
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $  --           $1.00            6,118
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.41           $1.48           25,294
  2006................      $1.32           $1.41           25,252
  2005................      $1.20           $1.32           25,765
  2004................      $1.07           $1.20           12,968
  2003................      $1.00(a)        $1.07            8,026
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $1.00           $1.02           12,348
  2006................      $0.98           $1.00           10,897
  2005................      $0.98           $0.98           10,327
  2004................      $1.00           $0.98            3,417
  2003................      $1.00(a)        $1.00            2,063
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $1.06           $1.07           14,272
  2006................      $1.03           $1.06           20,854
  2005................      $1.03           $1.03           20,158
  2004................      $  --           $1.03            9,185
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $1.95           $1.60           16,063
  2006................      $1.53           $1.95           19,131
  2005................      $1.41           $1.53           22,704
  2004................      $1.06           $1.41           12,147
  2003................      $1.00(a)        $1.06            3,832
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(p):
  2007................      $  --           $1.37              785
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  2007................      $1.37           $  --               --
  2006................      $1.20           $1.37            3,273
  2005................      $1.17           $1.20            4,157
  2004................      $  --           $1.17            4,068
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.04           $1.23           81,712
  2006................      $1.10           $1.04           84,170
  2005................      $1.11           $1.10           78,682
  2004................      $1.03           $1.11           47,453
  2003................      $1.00(a)        $1.03           26,327

2.40% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  2007................      $1.43           $1.32           15,925
  2006................      $1.24           $1.43           17,869
  2005................      $1.21           $1.24           20,218
  2004................      $  --           $1.21            9,470
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $1.47           $1.68           17,032
  2006................      $1.35           $1.47           18,621
  2005................      $1.18           $1.35           20,051
  2004................      $  --           $1.18           10,300
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.42           $1.40           81,617
  2006................      $1.21           $1.42           85,056
  2005................      $1.18           $1.21           89,637
  2004................      $1.08           $1.18           61,225
  2003................      $1.00(a)        $1.08           32,434
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  2007................      $1.69           $1.90           10,321
  2006................      $1.54           $1.69           13,069
  2005................      $1.33           $1.54           15,249
  2004................      $  --           $1.33           10,202
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  2007................      $1.48           $1.49            4,321
  2006................      $1.28           $1.48            4,580
  2005................      $1.18           $1.28            5,952
  2004................      $  --           $1.18            6,036
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................      $2.08           $2.61            8,408
  2006................      $1.66           $2.08            9,401
  2005................      $1.34           $1.66           10,562
  2004................      $1.10           $1.34            5,168
  2003................      $1.00(a)        $1.10            2,679
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  2007................      $1.24           $1.34            4,931
  2006................      $1.15           $1.24            8,504
  2005................      $1.10           $1.15           10,640
  2004................      $  --           $1.10           10,979
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2007................      $1.40           $1.87            1,310
  2006................      $1.32           $1.40            1,256
  2005................      $1.20           $1.32            1,585
  2004................      $  --           $1.20            1,938
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $2.24           $2.80            7,895
  2006................      $1.57           $2.24            8,158
  2005................      $1.22           $1.57           10,631
  2004................      $  --           $1.22            2,298
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $1.19           $1.19           19,040
  2006................      $1.08           $1.19           19,333
  2005................      $1.06           $1.08           20,113
  2004................      $1.02           $1.06           16,773
  2003................      $1.00(a)        $1.02           12,326
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $  --           $1.57            1,728
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
  2007................      $1.19           $1.32           11,511
  2006................      $1.13           $1.19           15,889
  2005................      $1.10           $1.13           15,323
  2004................      $  --           $1.10            4,660
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.16           $1.13           17,196
  2006................      $1.09           $1.16           15,089
  2005................      $1.10           $1.09           14,661
  2004................      $1.03           $1.10            3,953
  2003................      $1.00(a)        $1.03            2,640
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $1.67           $1.76           14,601
  2006................      $1.34           $1.67           16,053
  2005................      $1.22           $1.34           16,825
  2004................      $1.07           $1.22           17,457
  2003................      $1.00(a)        $1.07           12,794
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  2007................      $1.42           $1.35           16,752
  2006................      $1.25           $1.42           18,260
  2005................      $1.23           $1.25           17,838
  2004................      $  --           $1.23            4,654
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  2007................      $1.66           $2.33           22,511
  2006................      $1.41           $1.66           23,049
  2005................      $1.17           $1.41           26,653
  2004................      $  --           $1.17            6,949
W&R TARGET BALANCED SUB-ACCOUNT:
  2007................      $1.24           $1.38            5,761
  2006................      $1.14           $1.24            5,890
  2005................      $1.12           $1.14            7,295
  2004................      $  --           $1.12            7,028

W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2007................      $  --           $2.13              511
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................      $1.18           $1.44           19,815
  2006................      $1.15           $1.18           18,823
  2005................      $  --           $1.15           18,131
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $1.79           $1.92           44,449
  2006................      $1.41           $1.79           48,261
  2005................      $1.30           $1.41           53,435
  2004................      $1.09           $1.30           29,521
  2003................      $1.00(f)        $1.09           12,100
W&R TARGET MICRO CAP GROWTH SUB-ACCOUNT:
  2007................      $1.47           $1.52              993
  2006................      $1.34           $1.47              981
  2005................      $1.13           $1.34              955
  2004................      $  --           $1.13            1,099
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................      $1.33           $  --               --
  2006................      $1.30           $1.33            1,486
  2005................      $1.18           $1.30            1,387
  2004................      $  --           $1.18              465
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $1.45           $1.35           21,747
  2006................      $1.27           $1.45           23,057
  2005................      $1.25           $1.27           24,466
  2004................      $  --           $1.25            9,837
W&R TARGET VALUE SUB-ACCOUNT:
  2007................      $1.40           $1.39            4,479
  2006................      $1.23           $1.40            5,313
  2005................      $1.20           $1.23            6,716
  2004................      $  --           $1.20            6,617


2.45% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
  2007................      $1.00(s)        $0.92          544,879
W&R TARGET GLOBAL NATURAL RESOURCES SUB-ACCOUNT:
  2007................      $  --           $2.13          250,674

2.45% Variable Account Charge Continued



2.50% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................       $--            $1.05           24,380
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................       $--            $1.00            5,411
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................       $--            $1.47            9,828
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................       $--            $1.07            4,617
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................       $--            $1.60            3,089
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................       $--            $1.40            8,848
TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
  2007................       $--            $2.60            1,007
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  2007................       $--            $1.87            3,839
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................       $--            $2.79            4,020
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2007................       $--            $1.26           11,390
MFS VALUE SERIES SUB-ACCOUNT:
  2007................       $--            $1.56           15,579
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................       $--            $1.75            3,801
W&R TARGET GROWTH SUB-ACCOUNT:
  2007................       $--            $1.44            9,952
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................       $--            $1.91            7,270
W&R TARGET SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2007................       $--            $1.76            2,890
W&R TARGET SMALL CAP GROWTH SUB-ACCOUNT:
  2007................       $--            $1.47            3,517
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  2007................       $--            $1.35            5,127


2.55% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $  --           $  --               --
  2006................      $  --           $  --               --
  2005................      $1.04           $  --               --
  2004................      $1.01           $1.04           17,631
  2003................      $1.00(a)        $1.01           17,871

ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $  --           $  --               --
  2006................      $  --           $  --               --
  2005................      $1.20           $  --               --
  2004................      $1.07           $1.20            2,287
  2003................      $1.00(a)        $1.07            2,926
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $  --           $  --               --
  2006................      $  --           $  --               --
  2005................      $0.98           $  --               --
  2004................      $1.00           $0.98           12,305
  2003................      $1.00(a)        $1.00           12,472
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $  --           $  --               --
  2006................      $  --           $  --               --
  2005................      $1.11           $  --               --
  2004................      $1.03           $1.11           10,550
  2003................      $1.00(a)        $1.03           10,693
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $  --           $  --               --
  2006................      $  --           $  --               --
  2005................      $1.18           $  --               --
  2004................      $1.08           $1.18           18,200
  2003................      $1.00(a)        $1.08           18,447
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $  --           $  --               --
  2006................      $  --           $  --               --
  2005................      $1.05           $  --               --
  2004................      $1.02           $1.05            2,850
  2003................      $1.00(a)        $1.02            2,889
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $  --           $  --               --
  2006................      $  --           $  --               --
  2005................      $1.09           $  --               --
  2004................      $1.03           $1.09            6,278
  2003................      $1.00(a)        $1.03            6,363
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:(M)
  2007................      $  --           $  --               --
  2006................      $  --           $  --               --
  2005................      $1.22           $  --               --
  2004................      $1.07           $1.22            7,402
  2003................      $1.00(a)        $1.07            7,503
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT:(N)
  2007................      $  --           $  --               --
  2006................      $  --           $  --               --
  2005................      $1.30           $  --               --
  2004................      $1.09           $1.30            2,834
  2003................      $1.00(f)        $1.09            2,872


2.65% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $1.05           $1.05           19,100
  2006................      $1.03           $1.05           39,994
  2005................      $1.03           $1.03           39,427
  2004................      $1.01           $1.03           37,874
  2003................      $1.00(a)        $1.01           37,605
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $1.40           $1.46            3,977
  2006................      $1.31           $1.40            7,360
  2005................      $1.20           $1.31            7,291
  2004................      $1.07           $1.20            8,153
  2003................      $1.00(a)        $1.07            8,371
ADVANTUS INDEX 500 SUB-ACCOUNT:
  2007................      $1.30           $1.33           13,878
  2006................      $1.16           $1.30           13,524
  2005................      $1.14           $1.16           14,114
  2004................      $  --           $1.14           13,782
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $0.99           $1.01           26,776
  2006................      $0.97           $0.99           41,655
  2005................      $0.98           $0.97           40,782
  2004................      $1.00           $0.98           38,399
  2003................      $1.00(a)        $1.00           19,582
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $1.93           $1.59            1,808
  2006................      $1.52           $1.93            1,748
  2005................      $1.40           $1.52            2,023
  2004................      $1.06           $1.40            2,360
  2003................      $1.00(a)        $1.06            2,730

2.65% Variable Account Charge
Continued


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  2007................      $1.03           $1.22           16,253
  2006................      $1.10           $1.03           32,119
  2005................      $1.11           $1.10           29,140
  2004................      $1.03           $1.11           28,784
  2003................      $1.00(a)        $1.03           28,708
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $1.45           $1.66           21,396
  2006................      $1.34           $1.45           22,793
  2005................      $1.18           $1.34           23,486
  2004................      $  --           $1.18           25,356
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $1.41           $1.39           16,457
  2006................      $1.21           $1.41           35,775
  2005................      $1.17           $1.21           38,839
  2004................      $1.08           $1.17           39,779
  2003................      $1.00(a)        $1.08           42,555
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  2007................      $1.18           $1.18            5,517
  2006................      $1.08           $1.18            9,677
  2005................      $1.05           $1.08            9,569
  2004................      $1.02           $1.05           10,159
  2003................      $1.00(a)        $1.02            9,218
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $1.15           $1.12            6,580
  2006................      $1.09           $1.15           13,766
  2005................      $1.09           $1.09           13,821
  2004................      $1.03           $1.09           13,479
  2003................      $1.00(a)        $1.03           13,838
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $1.65           $1.74            3,456
  2006................      $1.33           $1.65           10,335
  2005................      $1.22           $1.33           11,698
  2004................      $1.07           $1.22           13,424
  2003................      $1.00(a)        $1.07           14,292
W&R TARGET INTERNATIONAL GROWTH SUB-ACCOUNT(m):
  2007................      $1.59           $1.88            6,782
  2006................      $1.35           $1.59            8,224
  2005................      $1.19           $1.35            9,110
  2004................      $1.07           $1.19           10,317
  2003................      $1.00(b)        $1.07           10,693
W&R TARGET INTERNATIONAL VALUE SUB-ACCOUNT(n):
  2007................      $1.77           $  --               --
  2006................      $1.41           $1.77            2,332
  2005................      $1.30           $1.41            2,617
  2004................      $1.09           $1.30            3,053
  2003................      $1.00(f)        $1.09            3,392




2.70% Variable Account Charge


                        UNIT VALUE AT    UNIT VALUE    NUMBER OF UNITS
                         BEGINNING OF     AT END OF     OUTSTANDING AT
                            PERIOD         PERIOD       END OF PERIOD
                        -------------    ----------    ---------------
ADVANTUS BOND SUB-ACCOUNT:
  2007................      $  --           $0.99            5,168
ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
  2007................      $  --           $1.01            1,389
ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
  2007................      $  --           $1.03            1,453
ADVANTUS MONEY MARKET SUB-ACCOUNT:
  2007................      $  --           $1.00              829
ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
  2007................      $  --           $0.99            1,031
ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
  2007................      $  --           $0.94              391
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  2007................      $  --           $1.07              787
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  2007................      $  --           $0.97            1,224
IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
  2007................      $1.00(s)        $0.95           80,614
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  2007................      $  --           $1.12              654
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  2007................      $  --           $1.04            1,380
MFS VALUE SERIES SUB-ACCOUNT:
  2007................      $  --           $1.03            1,942
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  2007................      $  --           $0.99            2,061
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  2007................      $  --           $1.02              771
W&R GROWTH SUB-ACCOUNT:
  2007................      $  --           $1.12            1,137
W&R INTERNATIONAL VALUE SUB-ACCOUNT(N):
  2007................      $  --           $1.05              699
W&R SCIENCE AND TECHNOLOGY SUB-ACCOUNT:
  2007................      $  --           $1.08              586
W&R SMALL CAP VALUE SUB-ACCOUNT:
  2007................      $  --           $0.99              640


--------

(a) Period from January 13, 2003, commencement of operations, to December 31, 2003.

(b) Period from September 22, 2003, commencement of operations, to December 31, 2003.

(c) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Asset Allocation Portfolio.

(d) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Core Equity Portfolio.

(e) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Growth Portfolio.

(f) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund International Stock Portfolio.

(g) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Micro-Cap Growth Portfolio.

    2.70% Variable Account Charge Continued





(h) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Small Company Growth Portfolio.

(i) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Small Company Value Portfolio.

(j) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Value Stock Portfolio.

(k) Prior to May 1, 2005, the sub-account was known as Franklin Small Cap Fund.

(l) Prior to May 1, 2005, the sub-account was known as Janus Aspen Capital Appreciation Portfolio.

(m) Prior to May 1, 2005, the sub-account was known as W&R Target International Portfolio.

(n) Prior to May 1, 2005, the sub-account was known as W&R Target International II Portfolio.

(o) Period from April 28, 2005, commencement of operations, to December 31,
    2005.

(p) Prior to May 1, 2006, the sub-account was known as AIM V.I. Aggressive Growth Fund.

(q) Prior to May 1, 2006, the sub-account was known as AIM V.I. Premier Equity Fund.

(r) Prior to August 15, 2006, the sub-account was known as Van Kampen Emerging Growth.

(s) Period from October 12, 2007, commencement of operations, to December 31, 2007.

(t) Prior to May 1, 2008, the sub-account was known as Van Kampen Strategic Growth Portfolio.

              APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES


The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.88% and 10.00%.

For illustration purposes, an average annual expense equal to 2.38% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.38% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 1.03% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

              VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
                                   MULTIOPTION
        ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $663.26


The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the Variable Annuity Income Disclosure section of this illustration and in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.88% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

VARIABLE ANNUITY INCOME -- HYPOTHETICAL

HYPOTHETICAL LINE GRAPH


                      0.00% GROSS    6.88% GROSS    10.00% GROSS
                     (-2.38% NET)    (4.50% NET)     (7.62% NET)
                     ------------    -----------    ------------
65                      663.00          663.00          663.00
68                      541.00          663.00          724.00
71                      441.00          663.00          791.00
74                      359.00          663.00          864.00
77                      293.00          663.00          944.00
80                      239.00          663.00         1031.00
83                      195.00          663.00         1126.00
86                      159.00          663.00         1230.00
89                      129.00          663.00         1344.00
92                      105.00          663.00         1468.00
95                       86.00          663.00         1603.00
98                       70.00          663.00         1751.00




VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL

                                                                 MONTHLY ANNUITY INCOME BASED ON
                                                                   HYPOTHETICAL RATE OF RETURN
                                                           -------------------------------------------
                                                            0.00% GROSS    6.88% GROSS    10.00% GROSS
BEGINNING OF YEAR                                   AGE    (-2.38% NET)    (4.50% NET)     (7.62% NET)
-----------------                                   ---    ------------    -----------    ------------
1................................................    65        $663            $663          $  663
4................................................    68        $541            $663          $  724
7................................................    71        $441            $663          $  791
10...............................................    74        $359            $663          $  864
13...............................................    77        $293            $663          $  944
16...............................................    80        $239            $663          $1,031
19...............................................    83        $195            $663          $1,126
22...............................................    86        $159            $663          $1,230
25...............................................    89        $129            $663          $1,344
28...............................................    92        $105            $663          $1,468
31...............................................    95        $ 86            $663          $1,603
34...............................................    98        $ 70            $663          $1,751


If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $654.90.

                    ILLUSTRATION OF MARKET VALUE ADJUSTMENTS

The following are examples of market value adjustment (MVA) calculations using hypothetical Treasury Rates. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.

The MVA factor is equal to:

                              (1+i)       n/12

                          -------------         -1
                         [(1+j+0.0025)]



where i = Treasury Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.

       j = Treasury Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.

       n = the number of whole months remaining in the Guarantee Period.

The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.

EXAMPLE 1:  NEGATIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is higher than the Treasury Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.

MVA factor:


                              (1+0.04)       (49/12)

                          ----------------             -1
                         [(1+0.06+0.0025)]

                             = -0.083689



For purposes of this example, the Treasury Rate at allocation is 4% and the Treasury Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 x
-0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

EXAMPLE 2:  POSITIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is lower than the Treasury Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.

MVA factor:


                              (1+0.06)       (49/12)

                          ----------------            -1
                         [(1+0.04+0.0025)]

                          = 0.070340




For purposes of this example, the Treasury Rate at allocation is 6% and the Treasury Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 x 0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

                     APPENDIX C -- TYPES OF QUALIFIED PLANS


Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

This annuity contract will no longer be issued to Section 403(b) plans effective May 1, 2008.

Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.



The most comprehensive regulations under Code Section 403(b) since 1964 have been issued by the IRS. The regulations impose increased compliance obligations on employers and others involved in a Code Section 403(b) arrangement, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.

This annuity contract does not support plan loans, even if your plan may allow it.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.


Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the non deductible contributions to an IRA. The "investment in the contract" can be zero.

   APPENDIX D -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Withdrawal Benefit option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Withdrawal Benefit Option".

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

                                CONTRACT                                            GUARANTEED    GUARANTEED
                                  VALUE    PURCHASE                    CONTRACT     WITHDRAWAL      ANNUAL
                                 BEFORE    PAYMENTS    WITHDRAWAL    VALUE AFTER      BENEFIT     WITHDRAWAL
CONTRACT YEARS                  ACTIVITY   RECEIVED      AMOUNT        ACTIVITY        (GWB)         (GAW)
--------------                  --------   --------    ----------    -----------    ----------    ----------
Beginning of Year 1..........      $0      $100,000         0          $100,000      $100,000       $7,000


EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAW will be recalculated as the greater of the previous GAW or 7% of the new GWB.

                               CONTRACT                                            GUARANTEED    GUARANTEED
                                 VALUE    PURCHASE                    CONTRACT     WITHDRAWAL      ANNUAL
                                BEFORE    PAYMENTS    WITHDRAWAL    VALUE AFTER      BENEFIT     WITHDRAWAL
CONTRACT YEARS                 ACTIVITY   RECEIVED      AMOUNT        ACTIVITY        (GWB)         (GAW)
--------------                 --------   --------    ----------    -----------    ----------    ----------
Beginning of Year 1.........   $      0   $100,000         0          $100,000      $100,000       $7,000
Activity....................   $102,000   $ 20,000         0          $122,000      $120,000       $8,400


EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAW.

While the rider is in effect, the client may make cumulative withdrawals up to the GAW each contract year without any adjustment to the GAW. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAW not withdrawn during a contract year may not be carried over to the next contract year.

                               CONTRACT                                            GUARANTEED    GUARANTEED
                                 VALUE    PURCHASE                    CONTRACT     WITHDRAWAL      ANNUAL
                                BEFORE    PAYMENTS    WITHDRAWAL    VALUE AFTER      BENEFIT     WITHDRAWAL
CONTRACT YEARS                 ACTIVITY   RECEIVED      AMOUNT        ACTIVITY        (GWB)         (GAW)
--------------                 --------   --------    ----------    -----------    ----------    ----------
Beginning of Year 1.........   $      0   $100,000          --        $100,000      $100,000       $7,000
Activity....................   $102,000   $ 20,000          --        $122,000      $120,000       $8,400
Beginning of Year 2.........                                                        $120,000       $8,400
Activity (withdrawal).......   $119,000         --      $8,400        $110,600      $111,600       $8,400

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAW.

The client may withdraw more than the GAW in any contract year. Any withdrawal in excess of the GAW, will cause an immediate adjustment to the GWB and a recalculation of the GAW. The remaining GWB will be adjusted to the lesser of the contract value following the excess withdrawal or the GWB reduced by the amount of the withdrawal on a dollar-for-dollar basis. If contract values are declining, this can create a significant loss in guaranteed benefit. The GAW will be recalculated to the lesser of: (a) GAW before excess withdrawal; (b) greater of: 7% of new GWB or 7% of contract value following withdrawal.

                               CONTRACT                                            GUARANTEED    GUARANTEED
                                 VALUE    PURCHASE                    CONTRACT     WITHDRAWAL      ANNUAL
                                BEFORE    PAYMENTS    WITHDRAWAL    VALUE AFTER      BENEFIT     WITHDRAWAL
CONTRACT YEARS                 ACTIVITY   RECEIVED      AMOUNT        ACTIVITY        (GWB)         (GAW)
--------------                 --------   --------    ----------    -----------    ----------    ----------
Beginning of Year 1.........   $      0   $100,000          --        $100,000      $100,000       $7,000
Activity....................   $102,000   $ 20,000          --        $122,000      $120,000       $8,400
Beginning of Year 2.........                                                        $120,000       $8,400
Activity (withdrawal).......   $119,000         --      $8,400        $110,600      $111,600       $8,400
Beginning of Year 3.........                                                        $111,600       $8,400
Activity (withdrawal).......   $112,000         --      $8,400        $103,600      $103,200       $8,400
Activity (excess
  withdrawal)...............   $ 99,000         --      $5,000        $ 94,000      $ 94,000       $6,580

EXAMPLE #5 -- A RESET IN THE GWB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR 7. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 4, 5 AND 6 DO NOT EXCEED THE GAW AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

An optional reset may be elected on any anniversary beginning 3 years after the rider was added to the contract if the current contract value is greater than the current GWB. Election of the reset option will increase the charge if the current charge is greater. Once the reset has been elected, another reset may not be elected for another 3 years. When the reset is elected, the GWB will increase to the current contract value and the GAW will be recalculated to the greater of the prior GAW or 7% of the new GWB.

                               CONTRACT                                            GUARANTEED    GUARANTEED
                                 VALUE    PURCHASE                    CONTRACT     WITHDRAWAL      ANNUAL
                                BEFORE    PAYMENTS    WITHDRAWAL    VALUE AFTER      BENEFIT     WITHDRAWAL
CONTRACT YEARS                 ACTIVITY   RECEIVED      AMOUNT        ACTIVITY        (GWB)         (GAW)
--------------                 --------   --------    ----------    -----------    ----------    ----------
Beginning of Year 1.........   $      0   $100,000          --        $100,000      $100,000       $7,000
Activity....................   $102,000   $ 20,000          --        $122,000      $120,000       $8,400
Beginning of Year 2.........                                                        $120,000       $8,400
Activity (withdrawal).......   $119,000         --      $8,400        $110,600      $111,600       $8,400
Beginning of Year 3.........                                                        $111,600       $8,400
Activity (withdrawal).......   $112,000         --      $8,400        $103,600      $103,200       $8,400
Activity (excess
  withdrawal)...............   $ 99,000         --      $5,000        $ 94,000      $ 94,000       $6,580
Beginning of Year 4.........                                                        $ 94,000       $6,580
Activity (withdrawal).......   $ 88,500         --      $6,580        $ 81,920      $ 87,420       $6,580
Beginning of Year 5.........                                                        $ 87,420       $6,580
Activity (withdrawal).......   $ 89,600         --      $6,580        $ 83,020      $ 80,840       $6,580
Beginning of Year 6.........                                                        $ 80,840       $6,580
Activity (withdrawal).......   $ 90,330         --      $6,580        $ 83,750      $ 74,260       $6,580
Beginning of Year 7
  immediately before reset..   $ 85,000         --          --        $ 85,000      $ 74,260       $6,580
Beginning of Year 7
  immediately after reset...   $ 85,000         --          --        $ 85,000      $ 85,000       $6,580

   APPENDIX E -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit Option". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the product feature can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE ARE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000 AND THE AGE OF THE OLDEST OWNER.

                                   CONTRACT                                             GUARANTEED    GUARANTEED
                                     VALUE     PURCHASE                    CONTRACT     WITHDRAWAL      ANNUAL
                        ATTAINED    BEFORE     PAYMENTS    WITHDRAWAL    VALUE AFTER      BENEFIT       INCOME
CONTRACT YEARS             AGE     ACTIVITY    RECEIVED      AMOUNT        ACTIVITY        (GWB)         (GAI)
--------------          --------   --------    --------    ----------    -----------    ----------    ----------
Beginning of Year 1..      65         $0       $100,000        $0          $100,000      $100,000       $5,000


EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment times the applicable Annual Income Percentage based on the owner's age at the time of the purchase payment.

                                   CONTRACT                                             GUARANTEED    GUARANTEED
                                     VALUE     PURCHASE                    CONTRACT     WITHDRAWAL      ANNUAL
                        ATTAINED    BEFORE     PAYMENTS    WITHDRAWAL    VALUE AFTER      BENEFIT       INCOME
CONTRACT YEARS             AGE     ACTIVITY    RECEIVED      AMOUNT        ACTIVITY        (GWB)         (GAI)
--------------          --------   --------    --------    ----------    -----------    ----------    ----------
Beginning of Year 1..      65      $      0    $100,000        $0          $100,000      $100,000       $5,000
Activity.............      --      $102,000    $ 20,000        $0          $122,000      $120,000       $6,000

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

While the rider is in effect, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                                   CONTRACT                                             GUARANTEED    GUARANTEED
                                     VALUE     PURCHASE                    CONTRACT     WITHDRAWAL      ANNUAL
                        ATTAINED    BEFORE     PAYMENTS    WITHDRAWAL    VALUE AFTER      BENEFIT       INCOME
CONTRACT YEARS             AGE     ACTIVITY    RECEIVED      AMOUNT        ACTIVITY        (GWB)         (GAI)
--------------          --------   --------    --------    ----------    -----------    ----------    ----------
Beginning of Year 1..      65      $      0    $100,000      $    0        $100,000      $100,000       $5,000
Activity.............      --      $102,000    $ 20,000      $    0        $122,000      $120,000       $6,000
Beginning of Year 2..      66            --          --          --              --      $120,000       $6,000
Activity
  (withdrawal).......      --      $116,600          --      $6,000        $110,600      $114,000       $6,000


EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAI.

The client may withdraw more than the GAI in any contract year. Any withdrawal in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                                   CONTRACT                                             GUARANTEED    GUARANTEED
                                     VALUE     PURCHASE                    CONTRACT     WITHDRAWAL      ANNUAL
                        ATTAINED    BEFORE     PAYMENTS    WITHDRAWAL    VALUE AFTER      BENEFIT       INCOME
CONTRACT YEARS             AGE     ACTIVITY    RECEIVED      AMOUNT        ACTIVITY        (GWB)         (GAI)
--------------          --------   --------    --------    ----------    -----------    ----------    ----------
Beginning of Year 1..      65      $      0    $100,000      $     0       $100,000      $100,000       $5,000
Activity.............      --      $102,000    $ 20,000      $     0       $122,000      $120,000       $6,000
Beginning of Year 2..      66            --          --           --             --      $120,000       $6,000
Activity
  (withdrawal).......      --      $116,600          --      $ 6,000       $110,600      $114,000       $6,000
Beginning of Year 3..      67            --          --           --             --      $114,000       $6,000
Activity (excess
  withdrawal)........      --      $111,600          --      $11,000       $100,600      $102,886       $5,716

EXAMPLE #5 -- AN AUTOMATIC GUARANTEED ANNUAL INCOME RESET OCCURS AT THE BEGINNING OF CONTRACT YEAR 4. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 1, 2, AND 3 DO NOT EXCEED THE GAI AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

A GAI Reset is automatic beginning 3 years after the GLWB rider was added to the contract. Once the reset has occurred, another reset will not occur for another 3 years. This income reset provision only applies to the GAI. When the reset occurs, the GAI will be calculated as the Annual Income Percentage based on the age at the time of the income reset times the greater of the GWB or the current contract value, but not less than the GAI prior to the income reset.

                                      CONTRACT                                         GUARANTEED   GUARANTEED
                                        VALUE    PURCHASE                  CONTRACT    WITHDRAWAL     ANNUAL
                           ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER     BENEFIT      INCOME
CONTRACT YEARS                AGE     ACTIVITY   RECEIVED     AMOUNT       ACTIVITY       (GWB)        (GAI)
--------------             --------   --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1......     65      $      0   $100,000     $    0       $100,000     $100,000      $5,000
Activity.................     --      $102,000   $ 20,000     $    0       $122,000     $120,000      $6,000
Beginning of Year 2......     66            --         --         --             --     $120,000      $6,000
Activity (withdrawal)....     --      $116,600         --     $6,000       $110,600     $114,000      $6,000
Beginning of Year 3......     67            --         --         --             --     $114,000      $6,000
Activity (withdrawal)....     --      $111,600         --     $6,000       $105,600     $108,000      $6,000
Beginning of Year 4......     68            --         --         --             --     $108,000      $6,000
Income Reset Provision...     --            --         --         --       $115,000     $108,000      $6,000
Beginning of Year 5......     69            --         --         --             --     $108,000      $6,000
Activity (withdrawal)....     --      $118,600         --     $6,000       $112,600     $102,000      $6,000
Beginning of Year 6......     70            --         --         --             --     $ 96,000      $6,000
Activity (withdrawal)....     --      $115,800         --     $6,000       $109,800     $ 96,000      $6,000
Beginning of Year 7......     71            --         --         --             --     $ 96,000      $6,000
Income Reset Provision...     --            --         --         --       $113,500     $ 96,000      $6,243

EXAMPLE #6 -- GLWB ADDED ON 2ND CONTRACT ANNIVERSARY. SUBSEQUENT PURCHASE PAYMENTS RECEIVED THE FOLLOWING YEAR WHEN THE OWNER IS AT A DIFFERENT ANNUAL INCOME PERCENTAGE.

The GLWB benefit may be added at issue or within 30 days prior to any contract anniversary. At the time of election, the GWB value will be set to the current contract value and the GAI will be calculated using the Annual Income Percentage based on the age of the oldest owner at the time of election. If a subsequent purchase payment is received when the oldest owner is at an age with a higher Annual Income Percentage, the new money will receive the higher Annual Income Percentage, and the GAI will increase by an amount equal to the amount the purchase payment times the Annual Income Percentage.

                                   CONTRACT                                             GUARANTEED    GUARANTEED
                                     VALUE     PURCHASE                    CONTRACT     WITHDRAWAL      ANNUAL
                        ATTAINED    BEFORE     PAYMENTS    WITHDRAWAL    VALUE AFTER      BENEFIT       INCOME
CONTRACT YEARS             AGE     ACTIVITY    RECEIVED      AMOUNT        ACTIVITY        (GWB)         (GAI)
--------------          --------   --------    --------    ----------    -----------    ----------    ----------
Beginning of Year 1..      --      $      0    $100,000      $    0        $100,000            --           --
Activity.............      --      $102,000    $ 20,000      $    0        $122,000            --           --
Beginning of Year 2..      --            --          --          --              --            --           --
Activity
  (withdrawal).......      --      $116,600          --      $6,000        $110,600            --           --
Beginning of Year
  3 -- add GLWB......      59            --          --          --        $103,600      $103,600       $4,144
Beginning of Year 4..      60            --          --          --              --      $103,600       $4,144
Activity.............      --      $110,000    $ 10,000      $    0        $120,000      $113,600       $4,644
Beginning of Year 5..      61            --          --          --        $123,000      $113,600       $4,644

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS GREATER THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to the GLWB feature within 30 days prior to any contract anniversary, as long as the client is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of the conversion. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion.

                                   CONTRACT                                             GUARANTEED    GUARANTEED
                                     VALUE     PURCHASE                    CONTRACT     WITHDRAWAL      ANNUAL
                        ATTAINED    BEFORE     PAYMENTS    WITHDRAWAL    VALUE AFTER      BENEFIT       INCOME
CONTRACT YEARS             AGE     ACTIVITY    RECEIVED      AMOUNT        ACTIVITY        (GWB)         (GAI)
--------------          --------   --------    --------    ----------    -----------    ----------    ----------
Beginning of Year 1..      --      $      0    $100,000      $    0        $100,000      $100,000       $7,000
Activity.............      --      $102,000    $ 20,000      $    0        $122,000      $120,000       $8,400
Beginning of Year 2..      --            --          --          --              --      $120,000       $8,400
Beginning of Year
  3 -- convert to
  GLWB...............      67            --          --          --        $132,000      $132,000       $6,600
Activity
  (withdrawal).......      --      $133,600          --      $6,600        $127,000      $125,400       $6,600

EXAMPLE #8 -- A GMWB CONTRACT CONVERTS TO A LIFETIME GMWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS LESS THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to a lifetime GMWB within 30 days prior to any contract anniversary. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB feature, the GWB value will be set to the current contract anniversary value and the lifetime GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                                   CONTRACT                                             GUARANTEED    GUARANTEED
                                     VALUE     PURCHASE                    CONTRACT     WITHDRAWAL      ANNUAL
                        ATTAINED    BEFORE     PAYMENTS    WITHDRAWAL    VALUE AFTER      BENEFIT       INCOME
CONTRACT YEARS             AGE     ACTIVITY    RECEIVED      AMOUNT        ACTIVITY        (GWB)         (GAI)
--------------          --------   --------    --------    ----------    -----------    ----------    ----------
Beginning of Year 1..      --      $      0    $100,000      $    0        $100,000      $100,000       $7,000
Activity.............      --      $102,000    $ 20,000      $    0        $122,000      $120,000       $8,400
Beginning of Year 2..      --            --          --          --              --      $120,000       $8,400
Beginning of Year
  3 -- convert to
  GLWB...............      67            --          --          --        $117,000      $117,000       $5,850
Activity
  (withdrawal).......      --      $117,100          --      $5,850        $111,250      $111,150       $5,850

 APPENDIX F -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE
                                AND JOINT OPTIONS

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit II Option functions. A complete description of the optional contract feature can be found in the prospectus sections "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Single Life Option (GLWB II-Single)" and "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Joint Life Option (GLWB II-Joint)". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

The GWB is set equal to the initial purchase payment and the GAI is 5% of the GWB.

                               CONTRACT                                             GUARANTEED    GUARANTEED
                                 VALUE     PURCHASE                    CONTRACT     WITHDRAWAL      ANNUAL
                                BEFORE     PAYMENTS    WITHDRAWAL    VALUE AFTER      BENEFIT       INCOME
CONTRACT YEARS                 ACTIVITY    RECEIVED      AMOUNT        ACTIVITY        (GWB)         (GAI)
--------------                 --------    --------    ----------    -----------    ----------    ----------
Beginning of Year 1.........      $0       $100,000        $0          $100,000      $100,000       $5,000


EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment multiplied by 5%.

                               CONTRACT                                             GUARANTEED    GUARANTEED
                                 VALUE     PURCHASE                    CONTRACT     WITHDRAWAL      ANNUAL
                                BEFORE     PAYMENTS    WITHDRAWAL    VALUE AFTER      BENEFIT       INCOME
CONTRACT YEARS                 ACTIVITY    RECEIVED      AMOUNT        ACTIVITY        (GWB)         (GAI)
--------------                 --------    --------    ----------    -----------    ----------    ----------
Beginning of Year 1.........   $      0    $100,000        --          $100,000      $100,000       $5,000
Activity....................   $102,000    $ 20,000        --          $122,000      $120,000       $6,000

EXAMPLE #3 -- GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT AND GUARANTEED ANNUAL INCOME RESET

On each Contract Anniversary prior to the first withdrawal, for up to 10 years following the election of the rider, there will be a Guaranteed Withdrawal Benefit Enhancement. The GWB will be increased by 5% of the GWB prior to the enhancement and the GAI will be increased to 5% of the GWB following the enhancement.

An automatic Guaranteed Annual Income Reset will occur on every contract anniversary through age 85. The GWB will be reset to the greater of the prior GWB or the current contract value. The GAI will be recalculated to 5% of the reset GWB, but will never be lower than the GAI immediately prior to the reset.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the Guaranteed Withdrawal Benefit Reset on any Contract Anniversary where both are applicable.

                               CONTRACT                                             GUARANTEED    GUARANTEED
                                 VALUE     PURCHASE                    CONTRACT     WITHDRAWAL      ANNUAL
                                BEFORE     PAYMENTS    WITHDRAWAL    VALUE AFTER      BENEFIT       INCOME
CONTRACT YEARS                 ACTIVITY    RECEIVED      AMOUNT        ACTIVITY        (GWB)         (GAI)
--------------                 --------    --------    ----------    -----------    ----------    ----------
Beginning of Year 1.........   $      0    $100,000        --          $100,000      $100,000       $5,000
Activity....................   $102,000    $ 20,000        --          $122,000      $120,000       $6,000
Enhancement.................   $128,000          --        --          $128,000      $126,000       $6,300
Income Reset................   $128,000          --        --          $128,000      $128,000       $6,400
Beginning of Year 2.........   $128,000          --        --          $128,000      $128,000       $6,400
Enhancement.................   $130,000          --        --          $130,000      $134,400       $6,720
Income Reset................   $130,000          --        --          $130,000      $134,400       $6,720
Beginning of Year 3.........   $130,000          --        --          $130,000      $134,400       $6,720


EXAMPLE #4 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE

Any withdrawal prior to the Benefit Date will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the result of the ratio of the withdrawal to the contract value immediately prior to such withdrawal. The GAI will be recalculated to 5% of the GWB following the withdrawal.

                               CONTRACT                                             GUARANTEED    GUARANTEED
                                 VALUE     PURCHASE                    CONTRACT     WITHDRAWAL      ANNUAL
                                BEFORE     PAYMENTS    WITHDRAWAL    VALUE AFTER      BENEFIT       INCOME
CONTRACT YEARS                 ACTIVITY    RECEIVED      AMOUNT        ACTIVITY        (GWB)         (GAI)
--------------                 --------    --------    ----------    -----------    ----------    ----------
Beginning of Year 1.........   $      0    $100,000          --        $100,000      $100,000       $5,000
Activity....................   $102,000    $ 20,000          --        $122,000      $120,000       $6,000
Enhancement.................   $124,000          --          --        $124,000      $126,000       $6,300
Income Reset................   $124,000          --          --        $124,000      $126,000       $6,300
Beginning of Year 2.........   $124,000          --          --        $124,000      $126,000       $6,300
Activity (withdrawal).......   $125,000          --      $6,300        $118,700      $119,650       $5,983

EXAMPLE #5 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE NOT EXCEEDING THE
GAI

The client may make cumulative withdrawals up to the GAI each contract year following the Benefit Date without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                               CONTRACT                                             GUARANTEED    GUARANTEED
                                 VALUE     PURCHASE                    CONTRACT     WITHDRAWAL      ANNUAL
                                BEFORE     PAYMENTS    WITHDRAWAL    VALUE AFTER      BENEFIT       INCOME
CONTRACT YEARS                 ACTIVITY    RECEIVED      AMOUNT        ACTIVITY        (GWB)         (GAI)
--------------                 --------    --------    ----------    -----------    ----------    ----------
Beginning of Year 1.........   $      0    $100,000          --        $100,000      $100,000       $5,000
Activity....................   $102,000    $ 20,000          --        $122,000      $120,000       $6,000
Enhancement.................   $124,000          --          --        $124,000      $126,000       $6,300
Income Reset................   $124,000          --          --        $124,000      $126,000       $6,300
Beginning of Year 2.........   $124,000          --          --        $124,000      $126,000       $6,300
Activity (withdrawal).......   $125,000          --      $6,300        $118,700      $119,700       $6,300
Income Reset................   $130,000          --          --        $130,000      $130,000       $6,500
Beginning of Year 3.........   $130,000          --          --        $130,000      $130,000       $6,500


EXAMPLE #6 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE EXCEEDING THE GAI

The client may withdraw more than the GAI in any contract year following the Benefit Date. Any withdrawal following the benefit date in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                               CONTRACT                                             GUARANTEED    GUARANTEED
                                 VALUE     PURCHASE                    CONTRACT     WITHDRAWAL      ANNUAL
                                BEFORE     PAYMENTS    WITHDRAWAL    VALUE AFTER      BENEFIT       INCOME
CONTRACT YEARS                 ACTIVITY    RECEIVED      AMOUNT        ACTIVITY        (GWB)         (GAI)
--------------                 --------    --------    ----------    -----------    ----------    ----------
Beginning of Year 1.........   $      0    $100,000           --       $100,000      $100,000       $5,000
Activity....................   $102,000    $ 20,000           --       $122,000      $120,000       $6,000
Enhancement.................   $124,000          --           --       $124,000      $126,000       $6,300
Income Reset................   $124,000          --           --       $124,000      $126,000       $6,300
Beginning of Year 2.........   $124,000          --           --       $124,000      $126,000       $6,300
Activity (withdrawal).......   $125,000          --      $ 6,300       $118,700      $119,700       $6,300
Income Reset................   $120,000          --           --       $120,000      $120,000       $6,300
Beginning of Year 3.........   $120,000          --           --       $120,000      $120,000       $6,300
Activity (withdrawal).......   $122,000          --      $10,000       $112,000      $110,064       $6,099

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB II ON THE 2ND CONTRACT ANNIVERSARY.

Contracts with the GMWB option may elect to convert to the GLWB II-Single or GLWB II-Joint option within 30 days prior to any contract anniversary subject to applicable age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB II benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated as 5% of the GWB. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB option at the time of conversion.

                               CONTRACT                                             GUARANTEED    GUARANTEED
                                 VALUE     PURCHASE                    CONTRACT     WITHDRAWAL      ANNUAL
                                BEFORE     PAYMENTS    WITHDRAWAL    VALUE AFTER      BENEFIT       INCOME
CONTRACT YEARS                 ACTIVITY    RECEIVED      AMOUNT        ACTIVITY        (GWB)         (GAI)
--------------                 --------    --------    ----------    -----------    ----------    ----------
Beginning of Year 1.........   $      0    $100,000      $    0        $100,000      $100,000       $7,000
Activity....................   $102,000    $ 20,000      $    0        $122,000      $120,000       $8,400
Beginning of Year 2.........                     --          --              --      $120,000       $8,400
Beginning of Year 3
  -- convert to GLWB II.....   $132,000          --          --        $132,000      $132,000       $6,600
Activity (withdrawal).......   $133,600          --      $6,600        $127,000      $125,400       $6,600

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION


                                    FORM N-4

ITEM NUMBER             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
---------------------   ---------------------------------------------------------------------------
    15.                 Cover Page
    16.                 Cover Page
    17.                 General Information and History
    18.                 Not applicable
    19.                 Not applicable
    20.                 Distribution of Contract
    21.                 Performance
    22.                 Not applicable
    23.                 Financial Statements



                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF


                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098
                            TELEPHONE: 1-800-362-3141
                       STATEMENT OF ADDITIONAL INFORMATION


THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS:  May 1, 2009


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contract
        Performance Data
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                        GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.


                  FROM THE STATEMENT OF ADDITIONAL INFORMATION:



                            DISTRIBUTION OF CONTRACT



The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.



Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Advantus Series Fund, Inc., Portfolios: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap, and Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.



Amounts paid by Minnesota Life to the underwriter for 2008, 2007 and 2006 were $25,216,983, $26,840,979 and $24,342,989 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.



Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations providing in connection with the sale of your contract.



The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).



The following is a list of names of the registered broker-dealers, which are members of FINRA, that as of December 31, 2008, we are aware received Additional Payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contractowners whether his or her registered representative should be included.




Questar Capital Corp.
5701 Golden Hills Drive
Minneapolis, MN 55416



Cambridge Investment Research, Inc.
1776 Pleasant Plain Road
Fairfield, IA  52556



Investors Capital Corp.
230 Broadway East
Lynnfield, MA  01940



Investment Centers of America, Inc.
212 N 4th Street
Bismarck, ND 58501



NEXT Financial Group, Inc.
2500 Wilcrest, Suite 620
Houston, TX  77042


                                   PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Total Returns

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

Average Annual Total Return

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account if the contract has such fee. Because this fee may vary with the size of the account, we calculate the fee by taking the total amount of annual maintenance fee collected for the prior year and dividing it by the average contract value for the prior year and apply it in that fashion in accordance with SEC guidance. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                                          (1/N)
                             T = (ERV/P)   -1

Where T   =  average annual total return

   ERV  =  ending redeemable value

   P   =  hypothetical initial payment of $1,000

   N   =  number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Non-Standardized Returns

We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

Yields

Money Market Sub-Account

The "yield" (also called "current yield") of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [ (Base Period Return + 1) (365/7) ] -1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.

Other Sub-accounts

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                   a-b   6
              YIELD = 2[  + 1) -1]
                   CD

Where a = net investment income earned during the period by the portfolio attributable to the sub-account.

   b =  expenses accrued for the period (net of reimbursements)

   c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.

   d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee but does not reflect any charge for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements and supplementary schedules of Minnesota Life and subsidiaries' and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.


                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                                     PART C

                             OTHER INFORMATION

                         Variable Annuity Account


                         Cross Reference Sheet to Other Information


      Form N-4

      Item Number        Caption in Other Information

          24.            Financial Statements and Exhibits

          25.            Directors and Officers of the Depositor

          26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          27.            Number of Contract Owners

          28.            Indemnification

          29.            Principal Underwriters

          30.            Location of Accounts and Records

          31.            Management Services

          32.            Undertakings

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2008, are included in Part B of this filing and consist of the following:



      1. Report of Independent Registered Public Accounting Firm to be filed by subsequent amendment.



      2. Statements of Assets and Liabilities, as of December 31, 2008 to be filed by subsequent amendment.



      3. Statements of Operations, period ended December 31, 2008 to be filed by subsequent amendment.



      4. Statements of Changes in Net Assets, years or periods ended December 31, 2008 and 2007 to be filed by subsequent amendment.



      5.    Notes to Financial Statements to be filed by subsequent amendment.


(b) Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:


      1. Report of Independent Registered Public Accounting Firm - Minnesota Life Insurance Company and Subsidiaries to be filed by subsequent amendment.



      2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2008 and 2007 to be filed by subsequent amendment.



      3. Consolidated Statements of Operations Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2008, 2007 and 2006 to be filed by subsequent amendment.



      4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2008, 2007 and 2006 to be filed by subsequent amendment.


      5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2008, 2007 and 2006 to be filed by subsequent amendment.


      6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2008, 2007 and 2006 to be filed by subsequent amendment.



      7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2008 to be filed by subsequent amendment.



      8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2008, 2007 and 2006 to be filed by subsequent amendment.



      9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2008, 2007 and 2006 to be filed by subsequent amendment.

     (c)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on February 28, 2005 as this exhibit to Registrant's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

          2.   Not applicable.

          3. (a) The Distribution Agreement between The Minnesota Mutual Life Insurance Company and Ascend Financial Services, Inc. previously filed on July 2, 2002 as exhibit 24(c)(3)(a) to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (b) The Dealer Selling Agreement previously filed on July 2, 2002 as exhibit 24(c)(3)(b) to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) Variable Contract Broker-Dealer Sales Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc. and Waddell & Reed, Inc. previously filed on April 21, 2006 as exhibit 24(c)(3)(c) to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 12, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity Contract, form 02-70067 previously filed on July 2, 2002 as exhibit 24(c)(4)(a) to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (b) The Premier Death Benefit Rider, form 02-70073 previously filed on July 2, 2002 as exhibit 24(c)(4)(b) to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) The 5% Death Benefit Increase Rider, form 02-70074 previously filed on July 2, 2002 as exhibit 24(c)(4)(c) to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (d) The Highest Anniversary Value Death Benefit Rider, form 02-70075 previously filed on July 2, 2002 as exhibit 24(c)(4)(d) to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (e) The Endorsement, form MHC-82-9032 previously filed on July 2, 2002 as exhibit 24(c)(4)(e) to Registrant's Form N-4, file Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as exhibit 24(c)(4)(f) to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed on May 21, 1999 as exhibit 24(c)(4)(g) to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed on May 21, 1999 as exhibit 24(c)(4)(h) to Registrant's Form N-4, File Number 333-79409, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) The Individual Retirement Annuity SIMPLE- (IRA) Agreement, form MHC-98-9431 previously filed on May 21, 1999 as exhibit 24(c)(4)(i) to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (j) The Flexible Payment Deferred Variable Annuity Contract, B Class, form number 03-70090 previously filed on February 27, 2004 as exhibit 24(c)(4)(j) to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (k) The Flexible Payment Deferred Variable Annuity Contract, C Class, form number 03-70083 previously filed on February 27, 2004 as exhibit 24(c)(4)(k) to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (l) The Flexible Payment Deferred Variable Annuity Contract, L Class, form number 03-70084 previously filed on February 27, 2004 as exhibit 24(c)(4)(l) to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (m) The Estate Enhancement Benefit Rider, form number 03-70085, previously filed on March 12, 2004 as exhibit 24(c)(4)(k) to Registrant's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (n) The Guaranteed Income Provider Benefit Rider, form number 03-70086, previously filed on March 12, 2004 as exhibit 24(c)(4)(l) to Registrant's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (o) The Guaranteed Minimum Withdrawal Benefit Rider, form number 04-70131 previously filed on December 22, 2004 as exhibit 24(c)(4)(o) to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 6, is hereby incorporated by reference.

               (p) The Guaranteed Lifetime Withdrawal Benefit Rider, form number 05-70134 previously filed on July 29, 2005 as exhibit 24(c)(4)(p) to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 10 is hereby incorporated by reference.

               (q) The Guaranteed Lifetime Withdrawal Benefit II -- Single Rider, form 07-70149, previously filed on April 20, 2007 as exhibit 24(c)(4)(m) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (r) The Guaranteed Lifetime Withdrawal Benefit II -- Joint Rider, form 07-70150, previously filed on April 20, 2007 as exhibit 24(c)(4)(n) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

          5. (a) The Variable Annuity Application, form 02-70068 previously filed on July 2, 2002 as exhibit 24(c)(5)(a) to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) The Restated Certificate of Incorporation previously filed on February 28, 2005 as exhibit 24(c)(6)(a) to Registrant's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

          7.   Not applicable.

          8. (a) Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Company, previously filed on September 7, 2007 as Exhibit 23(h)(3) to Advantus Series Fund, Inc.'s Form N-1A, File Number 2-96990, Post-Effective Amendment Number 35, is hereby incorporated by reference.

               (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (ii) Amendment to Fund Participation Agreement between Janus
                         Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                   (iii) Amendment Dated December 1, 2002 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iv) Amendment Dated March 1, 2004 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

                    (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment Number Two to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                   (vii) Amendment Number Seven to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed on February 27, 2003 as exhibit 27(h)(6) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to the Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(k)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (h) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y) to Minnesota Life Variable Universal Life Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Panorama Series Fund Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among
                         Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(ii) to Minnesota Life Variable Universal Life Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement among
                         Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                         Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                         Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(l)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (i) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(z) to Minnesota Life Variable Universal Life Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Schedule A (as amended May 1, 2003 to Minnesota Life Insurance Company Participation Agreement filed on April 29, 2003 as exhibit 24(c)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 1 to Participation Agreement among
                         Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(m)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.



                   (iii) Amendment No. 2 to Participation Agreement among Putnam
                         Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company. Previously filed on December 15, 2008 as exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 17, is hereby incorporated by reference.


               (j) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 1 to the Participation Agreement dated
                         March 4, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                   (iii) Amendment No. 2 to the Participation Agreement dated
                         March 2, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (iv) Amendment No. 3 to Participation Agreement by and among
                         AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(n)(iv) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (k) Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(11) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Shareholder Services Agreement
                         between Minnesota Life Insurance Company and American Century Investment Services, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (l) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to the Participation Agreement among
                         MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment No. 5 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (m) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (n) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.


                    (ii) Second Amendment to the Target Funds Participation
                         Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)(n)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.


               (o) Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24 (c)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment Number one to the Agreement between Van Kampen Asset Management, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (p) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(l)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

               (q) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (r) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (s) Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (t) Shareholder Information Agreement between American Century Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (u) Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (v) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (w) Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (x) Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (y) Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc., Van Kampen Life Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (z) Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., and AllianceBernstein Investments, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (aa) Fund Participation Agreement among Minnesota Life Insurance
                    Company, Financial Investors Variable Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (bb) Participation Agreement among The Universal Institutional
                    Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company , previously filed on October 4, 2007 as
                    Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.


          9.   Opinion and consent of Michael P. Boyle, Esq.


         10.   Consent of KPMG LLP to be filed by subsequent amendment.


         11.   Not applicable.

         12.   Not applicable.

Item 25.  Directors and Officers of the Minnesota Life Insurance Company


Name and Principal                           Position and Offices
Business Address                             with Minnesota Life
------------------                           --------------------

Brian C. Anderson                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mary K. Brainerd                             Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425

John W. Castro                               Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

John J. Coughlan                             Director
XATA Corporation
151 E. Cliff Road
Burnsville, MN  55337

Susan L. Ebertz                              Vice President - Group Insurance
Minnesota Life Insurance Company             Services
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                              Senior Vice President - Life
Minnesota Life Insurance Company             Product Manufacturing
400 Robert Street North
St. Paul, MN  55101

Craig J. Frisvold                            Vice President - Life New
Minnesota Life Insurance Company             Business
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                                Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

John F. Grundhofer                           Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN  55402

Thomas A. Gustafson                          Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mark B. Hier                                 Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                               Director
4623 McDonald Drive Overlook
Stillwater, MN   55082

James E. Johnson                             Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Wilford J. Kavanaugh                         Senior Vice President -
Minnesota Life Insurance Company             Individual Distribution Management
400 Robert Street North
St. Paul, MN  55101

Daniel H. Kruse                              Second Vice President and
Minnesota Life Insurance Company             Actuary
400 Robert Street North
St. Paul, MN  55101

David J. LePlavy                             Vice President, Treasurer and
Minnesota Life Insurance Company             Controller
400 Robert Street North
St. Paul, MN  55101

Richard L. Manke                             Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                          Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert M. Olafson                            Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

H. Geoffrey Peterson                         Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                          Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Dennis E. Prohofsky                          Director and Secretary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Dwayne C. Radel                              Director, Senior Vice President
Minnesota Life Insurance Company             and General Counsel
400 Robert Street North
St. Paul, MN  55101

Trudy A. Rautio                              Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                            Chairman, President and Chief
Minnesota Life Insurance Company             Executive Officer
400 Robert Street North
St. Paul, MN  55101

Nancy R. Swanson                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Randy F. Wallake                             Director, Executive Vice
Minnesota Life Insurance Company             President & Vice Chair
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy L. Winter                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                            Director, Executive Vice
Minnesota Life Insurance Company             President and Chief Financial
400 Robert Street North                      Officer
St. Paul, MN  55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:


         Securian Ventures, Inc.
         Securian Financial Network, Inc.
         Minnesota Life Insurance Company
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Casualty Company
         CNL Financial Corporation (Georgia)
         Capital Financial Group, Inc. (Maryland)
         H. Beck, Inc. (Maryland)
         CFG Insurance Services, Inc. (Maryland)


Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         Personal Finance Company LLC (Delaware)
         Enterprise Holding Corporation
         Allied Solutions, LLC (Indiana)
         Securian Life Insurance Company


Wholly-owned subsidiaries of Enterprise Holding Corporation:

         Financial Ink Corporation
         Oakleaf Service Corporation
         Lafayette Litho, Inc.
         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.




Wholly-owned subsidiaries of CNL Financial Corporation:

   Cherokee National Life Insurance Company (Georgia)
   CNL/Insurance America, Inc. (Georgia)
   CNL/Resource Marketing Corporation (Georgia)




Majority-owned subsidiary of Securian Financial Group, Inc.:

         Securian Trust Company, N.A.






Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance
Company:


         Advantus Series Fund, Inc.


Fifty percent-owned subsidiary of Enterprise Holding Corporation:

         CRI Securities, LLC


Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of February 3, 2009, the number of holders of securities of this class were as follows:




                                        Number of Record
       Title of Class                       Holders
       --------------                   ----------------
Variable Annuity Contracts --               13,116
MultiOption Advisor


ITEM 28.  INDEMNIFICATION


The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS


          (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
               Variable Fund D
               Variable Annuity Account
               Minnesota Life Variable Life Account
               Minnesota Life Individual Variable Universal Life Account Minnesota Life Variable Universal Life Account
               Securian Life Variable Universal Life Account

     (b)  Directors and Officers of Securian Financial Services, Inc.:

                                                   Positions and
Name and Principal                                 Offices
Business Address                                   with Underwriter
----------------                                   ----------------
George I. Connolly                                 President, Chief
Securian Financial Services, Inc.                  Executive Officer and
400 Robert Street North                            Director
St. Paul, MN 55101

Lynda S. Czarnetzki                                Vice President - Financial
Securian Financial Services, Inc.                  Management and Treasurer
400 Robert Street North
St. Paul, MN 55101

Dwayne C. Radel                                    Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                                  Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Loyall E. Wilson                                   Vice President, Chief
Securian Financial Services, Inc.                  Compliance Officer and
400 Robert Street North                            Secretary
St. Paul, MN 55101

Richard A. Diehl                                   Vice President and Chief
Securian Financial Services, Inc.                  Investment Officer
400 Robert Street North
St. Paul, MN 55101

Scott C. Thorson                                   Vice President-
Securian Financial Services, Inc.                  Operations
400 Robert Street North
St. Paul, MN 55101

Suzanne M. Chochrek                                Vice President-
Securian Financial Services, Inc.                  Business and Market
400 Robert Street North                            Development
St. Paul, MN 55101


     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



  Name of           Net Underwriting   Compensation on
 Principal           Discounts and      Redemption or     Brokerage       Other
Underwriter           Commissions       Annuitization    Commissions   Compensation
-----------         ----------------   ---------------   -----------   ------------

Securian Financial,
 Services Inc.        $25,216,983           ---              ---           ---


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, File No. 333-91784, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Minnesota Life Insurance Company.

                                    SIGNATURES


As required by the Securities Act of 1933 the Registrant, Variable Annuity Account has caused this Registration Statement to be signed in the City of St. Paul and the State of Minnesota on the 27th day of February, 2009.



                                       VARIABLE ANNUITY ACCOUNT
                                       (Registrant)

                                   By: MINNESOTA LIFE INSURANCE COMPANY
                                       (Depositor)


                                   By             /s/ Robert L. Senkler
                                       -----------------------------------------
                                                      Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer


As required by the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has caused this Registration Statement to be signed in the City of Saint Paul, and the State of Minnesota, on the 27th day of February, 2009.


                                       MINNESOTA LIFE INSURANCE COMPANY


                                    By            /s/ Robert L. Senkler
                                       -----------------------------------------
                                                      Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.



              Signature                        Title                                                 Date
              ---------                        -----                                                 ----
/s/ Robert L. Senkler                          Chairman, President and                               February 27, 2009
---------------------------------------        Chief Executive Officer
Robert L. Senkler


*                                              Director
---------------------------------------
Mary K. Brainerd

*                                              Director
---------------------------------------
John W. Castro

*                                              Director
---------------------------------------
John J. Couglan

*                                              Director
---------------------------------------
Sara H. Gavin


*                                              Director
---------------------------------------
John F. Grundhofer

*                                              Director
---------------------------------------
John H. Hooley


*                                              Director
---------------------------------------
Dennis E. Prohofsky

*                                              Director
---------------------------------------
Dwayne C. Radel

                                               Director
---------------------------------------
Trudy A. Rautio

*                                              Director
---------------------------------------
Randy F. Wallake

*                                              Director
---------------------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro                          Executive Vice President and Chief Financial Officer  February 27, 2009
---------------------------------------        (chief financial officer)
Warren J. Zaccaro

/s/ Warren J. Zaccaro                          Executive Vice President and                          February 27, 2009
---------------------------------------        Chief Financial Officer
Warren J. Zaccaro                              (chief accounting officer)

/s/ David J. LePlavy                           Vice President, Treasurer                             February 27, 2009
---------------------------------------        and Controller (treasurer)
David J. LePlavy

/s/ Dwayne C. Radel                            Director and Attorney-in-Fact                         February 27, 2009
---------------------------------------
Dwayne C. Radel



* Pursuant to power of attorney dated February 10, 2009, a copy of which is filed herewith.

                                  EXHIBIT INDEX


Exhibit Number  Description of Exhibit
--------------  ----------------------
    9.          Opinion and consent of Michael P. Boyle, Esq.
   13.          Minnesota Life Insurance Company Power of Attorney to sign
                Registration Statements.